CONTENTS
Page
MoA Funds Corporation
Portfolios of Investments in Securities:

MoA Catholic Values Index Fund
TM
.............................................................................................................. 56
MoA Retirement Income Fund ..................................................................................................................... 62
MoA Clear Passage 2020 Fund
TM
................................................................................................................ 63
MoA Clear Passage 2025 Fund
TM
................................................................................................................ 64
MoA Clear Passage 2030 Fund
TM
................................................................................................................ 65
MoA Clear Passage 2035 Fund
TM
................................................................................................................ 66
MoA Clear Passage 2040 Fund
TM
................................................................................................................ 67
MoA Clear Passage 2045 Fund
TM
................................................................................................................ 68
MoA Clear Passage 2050 Fund
TM
................................................................................................................ 69
MoA Clear Passage 2055 Fund
TM
................................................................................................................ 70
MoA Clear Passage 2060 Fund
TM
................................................................................................................ 71
MoA Clear Passage 2065 Fund
TM
................................................................................................................ 72
MoA Clear Passage 2070 Fund
TM
................................................................................................................ 73

MoA Core Bond Fund
TM
............................................................................................................................... 83
Notes to Portfolio of Investments ..................................................................................................................... 96

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (98.8%):
Basic Materials (1.4%)
Air Products and
Chemicals, Inc. ....... 23,418 $ 6,386,557
Albemarle Corp. ........ 12,383 1,004,014
CF Industries Holdings, Inc. 17,044 1,528,847
Dow, Inc. .............. 74,587 1,710,280
DuPont de Nemours, Inc. . 44,059 3,432,196
Eastman Chemical Co. ... 12,083 761,833
Ecolab, Inc. ............ 26,859 7,355,606
Freeport-McMoRan, Inc. .. 151,076 5,925,201
International Flavors &
Fragrances, Inc. ...... 26,968 1,659,611
International Paper Co. ... 55,556 2,577,798
Linde PLC ............. 49,340 23,436,500
LyondellBasell Industries
NV Cl A ............. 27,076 1,327,807
Mosaic Co. ............ 33,396 1,158,173
Newmont Corp. ......... 115,582 9,744,718
Nucor Corp. ............ 24,153 3,271,041
PPG Industries, Inc. ..... 23,749 2,496,257
Sherwin-Williams Co. .... 24,398 8,448,051
Steel Dynamics, Inc. ..... 14,560 2,030,101
84,254,591
Communications (16.4%)
Airbnb, Inc. Cl A* ........ 45,149 5,481,992
Alphabet, Inc. Cl A ...... 612,078 148,796,162
Alphabet, Inc. Cl C ...... 491,367 119,672,433
Amazon.com, Inc.* ...... 224,222,249
AppLovin Corp. Cl A* .... 28,485 20,467,612
Arista Networks, Inc.* .... 108,446 15,801,667
AT&T, Inc. ............. 752,380 21,247,211
Booking Holdings, Inc. ... 3,411 18,416,910
CDW Corp. ............ 13,791 2,196,630
Charter Communications,
Inc. Cl A* ............ 9,774 2,688,876
Cisco Systems, Inc. ..... 416,680 28,509,246
Comcast Corp. Cl A ..... 387,509 12,175,533
Corning, Inc. ........... 82,023 6,728,347
DoorDash, Inc. Cl A* ..... 38,950 10,594,010
eBay, Inc. ............. 48,087 4,373,513
Expedia Group, Inc. ..... 12,437 2,658,409
F5, Inc.* ............... 6,045 1,953,684
FactSet Research Systems,
Inc. ................ 3,979 1,139,944
Fox Corp. Cl A .......... 22,092 1,393,121
Fox Corp. Cl B ......... 15,672 897,849
Gen Digital, Inc. ........ 58,970 1,674,158
GoDaddy, Inc. Cl A* ..... 14,568 1,993,339
Interpublic Group of Cos.,
Inc. ................ 38,540 1,075,651
Match Group, Inc. ....... 25,319 894,267
Meta Platforms, Inc. Cl A . 228,223 167,602,407
Motorola Solutions, Inc. .. 17,531 8,016,751
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
Netflix, Inc.* ............ 44,712 $ 53,606,111
News Corp. Cl A ........ 39,611 1,216,454
News Corp. Cl B ........ 13,128 453,572
Omnicom Group, Inc. .... 20,384 1,661,908
Palo Alto Networks, Inc.* . 70,281 14,310,617
Paramount Skydance Corp.
Cl B ................ 32,488 614,673
Robinhood Markets, Inc.
Cl A* ............... 81,438 11,660,293
T-Mobile US, Inc. ....... 50,920 12,189,230
Trade Desk, Inc. Cl A* .... 46,895 2,298,324
Uber Technologies, Inc.* .. 219,433 21,497,851
VeriSign, Inc. ........... 8,846 2,473,076
Verizon Communications,
Inc. ................ 443,652 19,498,505
Walt Disney Co. ........ 189,183 21,661,453
Warner Bros Discovery,
Inc.* ................ 260,506 5,087,682
998,901,720
Consumer, Cyclical (8.2%)
Aptiv PLC* ............. 22,914 1,975,645
AutoZone, Inc.* ......... 1,761 7,555,113
Best Buy Co., Inc. ....... 20,681 1,563,897
CarMax, Inc.* .......... 15,791 708,542
Carnival Corp.* ......... 114,238 3,302,621
Chipotle Mexican Grill, Inc.* 141,091 5,529,356
Copart, Inc.* ........... 93,603 4,209,327
Costco Wholesale Corp. .. 46,664 43,193,598
Cummins, Inc. .......... 14,499 6,123,943
Darden Restaurants, Inc. . 12,315 2,344,283
Deckers Outdoor Corp.* .. 15,609 1,582,284
Delta Air Lines, Inc. ...... 68,250 3,873,188
Dollar General Corp. ..... 23,157 2,393,276
Dollar Tree, Inc.* ........ 20,423 1,927,319
Domino's Pizza, Inc. ..... 3,287 1,419,031
DR Horton, Inc. ......... 29,174 4,944,118
Fastenal Co. ........... 120,757 5,921,923
Ford Motor Co. ......... 411,315 4,919,327
General Motors Co. ..... 100,180 6,107,975
Genuine Parts Co. ...... 14,636 2,028,550
Hasbro, Inc. ............ 14,017 1,063,189
Hilton Worldwide Holdings,
Inc. ................ 24,748 6,420,621
Home Depot, Inc. ....... 104,689 42,418,936
Las Vegas Sands Corp. .. 32,503 1,748,336
Lennar Corp. Cl A ....... 23,949 3,018,532
Live Nation Entertainment,
Inc.* ................ 16,597 2,711,950
LKQ Corp. ............. 27,073 826,809
Lowe's Cos., Inc. ........ 58,971 14,820,002
Lululemon Athletica, Inc.* . 11,476 2,041,925

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Marriott International, Inc.
Cl A ................ 23,708 $ 6,174,512
McDonald's Corp. ....... 75,087 22,818,188
MGM Resorts International* 21,481 744,531
NIKE, Inc. Cl B ......... 125,005 8,716,599
Norwegian Cruise Line
Holdings Ltd.* ........ 47,553 1,171,230
NVR, Inc.* ............. 302 2,426,467
O'Reilly Automotive, Inc.* . 89,281 9,625,385
PACCAR, Inc. .......... 55,253 5,432,475
Pool Corp. ............. 3,456 1,071,602
PulteGroup, Inc. ........ 20,761 2,743,151
Ralph Lauren Corp. ..... 4,072 1,276,816
Ross Stores, Inc. ....... 34,416 5,244,654
Royal Caribbean Cruises
Ltd. ................ 26,580 8,600,756
Southwest Airlines Co. ... 55,262 1,763,410
Starbucks Corp. ........ 119,607 10,118,752
Tapestry, Inc. ........... 21,900 2,479,518
Target Corp. ........... 47,810 4,288,557
Tesla, Inc.* ............ 295,269 131,312,030
TJX Cos., Inc. .......... 117,388 16,967,262
TKO Group Holdings, Inc. 7,259 1,466,028
Tractor Supply Co. ...... 55,763 3,171,242
Ulta Beauty, Inc.* ....... 4,730 2,586,127
United Airlines Holdings,
Inc.* ................ 34,064 3,287,176
Walmart, Inc. ........... 461,844 47,597,643
Williams-Sonoma, Inc. ... 12,943 2,529,709
WW Grainger, Inc. ...... 4,630 4,412,205
Wynn Resorts Ltd. ...... 8,884 1,139,551
Yum! Brands, Inc. ....... 29,203 4,438,856
500,298,048
Consumer, Non-cyclical (13.4%)
Abbott Laboratories ..... 183,135 24,529,102
AbbVie, Inc. ............ 185,882 43,039,118
Agilent Technologies, Inc. . 29,890 3,836,381
Align Technology, Inc.* ... 7,094 888,311
Altria Group, Inc. ........ 176,762 11,676,898
Amgen, Inc. ............ 56,648 15,986,066
Archer-Daniels-Midland Co. 50,556 3,020,215
Automatic Data Processing,
Inc. ................ 42,620 12,508,970
Avery Dennison Corp. .... 8,206 1,330,767
Baxter International, Inc. .. 54,045 1,230,605
Becton Dickinson & Co. .. 30,160 5,645,047
Biogen, Inc.* ........... 15,428 2,161,154
Bio-Techne Corp. ....... 16,496 917,672
Block, Inc.* ............ 57,828 4,179,230
Boston Scientific Corp.* .. 155,914 15,221,884
Bristol-Myers Squibb Co. . 214,174 9,659,247
Brown-Forman Corp. Cl B 18,529 501,765
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Bunge Global SA ....... 14,735 $ 1,197,219
Cardinal Health, Inc. ..... 25,127 3,943,934
Cencora, Inc. ........... 20,400 6,375,612
Centene Corp.* ......... 49,095 1,751,710
Charles River Laboratories
International, Inc.* .... 5,179 810,306
Church & Dwight Co., Inc. 25,634 2,246,307
Cigna Group ........... 28,087 8,096,078
Cintas Corp. ........... 36,042 7,397,981
Clorox Co. ............. 12,870 1,586,871
Coca-Cola Co. ......... 407,558 27,029,247
Colgate-Palmolive Co. ... 85,043 6,798,337
Conagra Brands, Inc. .... 50,407 922,952
Constellation Brands, Inc.
Cl A ................ 15,024 2,023,282
Cooper Cos., Inc.* ...... 20,994 1,439,349
Corpay, Inc.* ........... 7,431 2,140,574
Corteva, Inc. ........... 71,457 4,832,637
CVS Health Corp. ....... 133,457 10,061,323
Danaher Corp. ......... 67,057 13,294,721
DaVita, Inc.* ........... 3,762 499,857
Dexcom, Inc.* .......... 41,264 2,776,655
Edwards Lifesciences
Corp.* .............. 61,776 4,804,319
Elevance Health, Inc. .... 23,694 7,656,005
Eli Lilly & Co. ........... 83,654 63,828,002
Equifax, Inc. ........... 13,027 3,341,816
Estee Lauder Cos., Inc.
Cl A ................ 24,645 2,171,717
GE HealthCare
Technologies, Inc. ..... 48,041 3,607,879
General Mills, Inc. ....... 56,261 2,836,680
Gilead Sciences, Inc. .... 130,561 14,492,271
Global Payments, Inc. .... 25,528 2,120,866
HCA Healthcare, Inc. .... 17,235 7,345,557
Henry Schein, Inc.* ...... 10,847 719,915
Hershey Co. ........... 15,585 2,915,174
Hologic, Inc.* ........... 23,404 1,579,536
Hormel Foods Corp. ..... 30,667 758,702
Humana, Inc. ........... 12,656 3,292,712
IDEXX Laboratories, Inc.* . 8,419 5,378,815
Incyte Corp.* ........... 17,259 1,463,736
Insulet Corp.* .......... 7,407 2,286,763
Intuitive Surgical, Inc.* ... 37,720 16,869,516
IQVIA Holdings, Inc.* .... 17,887 3,397,457
J M Smucker Co. ....... 11,226 1,219,144
Johnson & Johnson ..... 253,411 46,987,468
Kellanova ............. 28,291 2,320,428
Kenvue, Inc. ........... 201,929 3,277,308
Keurig Dr Pepper, Inc. ... 142,938 3,646,348
Kimberly-Clark Corp. .... 34,908 4,340,461
Kraft Heinz Co. ......... 89,670 2,335,007

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Kroger Co. ............. 64,003 $ 4,314,442
Labcorp Holdings, Inc. ... 8,744 2,510,053
Lamb Weston Holdings,
Inc. ................ 14,664 851,685
McCormick & Co., Inc. ... 26,626 1,781,546
McKesson Corp. ........ 13,088 10,111,003
Medtronic PLC ......... 134,818 12,840,066
Merck & Co., Inc. ....... 262,823 22,058,734
Moderna, Inc.* .......... 36,436 941,142
Molina Healthcare, Inc.* .. 5,704 1,091,517
Molson Coors Beverage
Co. Cl B ............ 17,823 806,491
Mondelez International, Inc.
Cl A ................ 136,152 8,505,415
Monster Beverage Corp.* . 75,001 5,048,317
Moody's Corp. .......... 16,235 7,735,653
PayPal Holdings, Inc.* ... 100,527 6,741,341
PepsiCo, Inc. ........... 144,058 20,231,505
Pfizer, Inc. ............. 598,247 15,243,334
Philip Morris International,
Inc. ................ 163,788 26,566,414
Procter & Gamble Co. .... 246,470 37,870,115
Quanta Services, Inc. .... 15,679 6,497,691
Quest Diagnostics, Inc. ... 11,767 2,242,555
Regeneron
Pharmaceuticals, Inc. .. 10,719 6,026,972
ResMed, Inc. ........... 15,407 4,217,358
Revvity, Inc. ............ 12,214 1,070,557
Rollins, Inc. ............ 29,578 1,737,412
S&P Global, Inc. ........ 32,882 16,003,998
Solventum Corp.* ....... 15,508 1,132,084
STERIS PLC ........... 10,364 2,564,468
Stryker Corp. ........... 36,205 13,383,902
Sysco Corp. ........... 50,244 4,137,091
The Campbell's Company 20,698 653,643
Thermo Fisher Scientific,
Inc. ................ 39,734 19,271,785
Tyson Foods, Inc. Cl A ... 30,069 1,632,747
United Rentals, Inc. ..... 6,771 6,464,003
UnitedHealth Group, Inc. . 95,298 32,906,399
Universal Health Services,
Inc. Cl B ............ 5,934 1,213,147
Verisk Analytics, Inc. ..... 14,702 3,697,700
Vertex Pharmaceuticals,
Inc.* ................ 26,979 10,566,056
Viatris, Inc. ............ 122,676 1,214,492
Waters Corp.* .......... 6,264 1,878,010
West Pharmaceutical
Services, Inc. ........ 7,567 1,985,051
Zimmer Biomet Holdings,
Inc. ................ 20,845 2,053,232
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Zoetis, Inc. ............ 46,633 $ 6,823,341
811,173,453
Energy (2.9%)
APA Corp. ............. 37,648 914,093
Baker Hughes Co. ...... 103,737 5,054,067
Chevron Corp. .......... 202,506 31,447,157
ConocoPhillips ......... 131,417 12,430,734
Coterra Energy, Inc. ..... 80,300 1,899,095
Devon Energy Corp. ..... 66,796 2,341,868
Diamondback Energy, Inc. 19,799 2,833,237
EOG Resources, Inc. .... 57,451 6,441,406
EQT Corp. ............. 65,664 3,574,091
Expand Energy Corp. .... 25,058 2,662,162
Exxon Mobil Corp. ...... 448,589 50,578,410
First Solar, Inc.* ......... 11,285 2,488,681
Halliburton Co. ......... 89,713 2,206,940
Kinder Morgan, Inc. ..... 205,754 5,824,896
Marathon Petroleum Corp. 31,990 6,165,753
Occidental Petroleum Corp. 75,617 3,572,903
ONEOK, Inc. ........... 66,264 4,835,284
Phillips 66 ............. 42,523 5,783,978
Schlumberger NV ....... 156,987 5,395,643
Targa Resources Corp. ... 22,643 3,793,608
Texas Pacific Land Corp. . 2,031 1,896,223
Valero Energy Corp. ..... 32,688 5,565,459
Williams Cos., Inc. ...... 128,495 8,140,158
175,845,846
Financial (14.2%)
Aflac, Inc. ............. 50,649 5,657,493
Alexandria Real Estate
Equities, Inc. ......... 16,379 1,365,026
Allstate Corp. .......... 27,727 5,951,601
American Express Co. ... 57,114 18,970,986
American International
Group, Inc. .......... 58,294 4,578,411
American Tower Corp. ... 49,271 9,475,799
Ameriprise Financial, Inc. . 9,920 4,873,200
Aon PLC Cl A .......... 22,689 8,090,444
Apollo Global Management,
Inc. ................ 48,418 6,452,667
Arch Capital Group Ltd. .. 39,111 3,548,541
Arthur J Gallagher & Co. .. 26,976 8,355,546
Assurant, Inc. .......... 5,310 1,150,146
AvalonBay Communities,
Inc. ................ 14,964 2,890,596
Bank of America Corp. ... 717,025 36,991,320
Bank of New York Mellon
Corp. ............... 74,208 8,085,704
Berkshire Hathaway, Inc.
Cl B* ............... 192,950 97,003,683
Blackrock, Inc. .......... 15,154 17,667,594

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Blackstone, Inc. ........ 77,558 $ 13,250,784
Brown & Brown, Inc. ..... 30,829 2,891,452
BXP, Inc. .............. 15,498 1,152,121
Camden Property Trust ... 11,244 1,200,634
Capital One Financial Corp. 67,290 14,304,508
Cboe Global Markets, Inc. 11,006 2,699,221
CBRE Group, Inc. Cl A* .. 30,841 4,859,308
Charles Schwab Corp. ... 179,542 17,140,875
Chubb Ltd. ............ 39,015 11,011,984
Cincinnati Financial Corp. . 16,455 2,601,535
Citigroup, Inc. .......... 193,704 19,660,956
Citizens Financial Group,
Inc. ................ 45,388 2,412,826
CME Group, Inc. ........ 37,920 10,245,605
Coinbase Global, Inc. Cl A* 23,796 8,030,912
CoStar Group, Inc.* ..... 44,578 3,761,046
Crown Castle, Inc. ...... 45,822 4,421,365
Digital Realty Trust, Inc. .. 33,732 5,831,588
Equinix, Inc. ........... 10,298 8,065,805
Equity Residential ....... 36,567 2,366,982
Erie Indemnity Co. Cl A ... 2,673 850,442
Essex Property Trust, Inc. 6,777 1,813,932
Everest Group Ltd. ...... 4,414 1,545,915
Extra Space Storage, Inc. . 22,334 3,147,754
Federal Realty Investment
Trust ............... 8,260 836,821
Fifth Third Bancorp ...... 69,646 3,102,729
Franklin Resources, Inc. .. 32,233 745,549
Globe Life, Inc. ......... 8,524 1,218,676
Goldman Sachs Group, Inc. 31,853 25,366,137
Hartford Insurance Group,
Inc. ................ 29,586 3,946,476
Healthpeak Properties, Inc. 73,122 1,400,286
Host Hotels & Resorts, Inc. 67,281 1,145,123
Huntington Bancshares,
Inc. ................ 154,243 2,663,777
Interactive Brokers Group,
Inc. Cl A ............ 46,849 3,223,680
Intercontinental Exchange,
Inc. ................ 60,232 10,147,887
Invesco Ltd. ............ 46,926 1,076,482
Invitation Homes, Inc. .... 59,342 1,740,501
Iron Mountain, Inc. ...... 31,078 3,168,091
JPMorgan Chase & Co. .. 289,336 91,265,254
KeyCorp .............. 98,072 1,832,966
Kimco Realty Corp. ...... 71,257 1,556,965
KKR & Co., Inc. ......... 72,185 9,380,441
Loews Corp. ........... 17,898 1,796,780
M&T Bank Corp. ........ 16,443 3,249,466
Marsh & McLennan Cos.,
Inc. ................ 51,730 10,425,147
Mastercard, Inc. Cl A ..... 86,860 49,406,837
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
MetLife, Inc. ........... 58,780 $ 4,841,709
Mid-America Apartment
Communities, Inc. ..... 12,319 1,721,334
Morgan Stanley ......... 127,658 20,292,516
Nasdaq, Inc. ........... 47,697 4,218,800
Northern Trust Corp. ..... 20,122 2,708,421
PNC Financial Services
Group, Inc. .......... 41,438 8,326,137
Principal Financial Group,
Inc. ................ 21,331 1,768,553
Progressive Corp. ....... 61,683 15,232,617
Prologis, Inc. ........... 97,653 11,183,222
Prudential Financial, Inc. . 37,039 3,842,426
Public Storage .......... 16,616 4,799,532
Raymond James Financial,
Inc. ................ 18,672 3,222,787
Realty Income Corp. ..... 96,205 5,848,302
Regency Centers Corp. .. 17,194 1,253,443
Regions Financial Corp. .. 93,891 2,475,906
SBA Communications
Corp. ............... 11,299 2,184,662
Simon Property Group, Inc. 34,353 6,447,027
State Street Corp. ....... 29,852 3,463,130
Synchrony Financial ..... 39,149 2,781,536
T Rowe Price Group, Inc. . 23,119 2,372,934
Travelers Cos., Inc. ...... 23,690 6,614,722
Truist Financial Corp. .... 135,678 6,203,198
UDR, Inc. ............. 31,728 1,182,185
US Bancorp ............ 163,746 7,913,844
Ventas, Inc. ............ 47,820 3,346,922
VICI Properties, Inc. ..... 112,205 3,659,005
Visa, Inc. Cl A .......... 178,740 61,018,261
W R Berkley Corp. ...... 31,529 2,415,752
Wells Fargo & Co. ....... 337,074 28,253,543
Welltower, Inc. .......... 70,375 12,536,602
Weyerhaeuser Co. ...... 75,919 1,882,032
Willis Towers Watson PLC 10,265 3,546,044
860,629,482
Industrial (7.3%)
3M Co. ............... 56,045 8,697,063
A O Smith Corp. ........ 12,023 882,608
Allegion PLC ........... 9,034 1,602,180
Amcor PLC ............ 242,573 1,984,247
AMETEK, Inc. .......... 24,302 4,568,776
Amphenol Corp. Cl A .... 128,468 15,897,915
Axon Enterprise, Inc.* .... 8,260 5,927,706
Ball Corp. ............. 28,637 1,443,878
Boeing Co.* ............ 79,565 17,172,514
Builders FirstSource, Inc.* 11,632 1,410,380
Carrier Global Corp. ..... 84,174 5,025,188
Caterpillar, Inc. ......... 49,295 23,521,109

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
CH Robinson Worldwide,
Inc. ................ 12,426 $ 1,645,202
CSX Corp. ............. 196,164 6,965,784
Deere & Co. ........... 26,503 12,118,762
Dover Corp. ............ 14,430 2,407,357
Eaton Corp. PLC ........ 40,964 15,330,777
EMCOR Group, Inc. ..... 4,710 3,059,333
Emerson Electric Co. .... 59,220 7,768,480
Expeditors International of
Washington, Inc. ...... 14,281 1,750,708
FedEx Corp. ........... 22,837 5,385,193
Fortive Corp. ........... 35,601 1,744,093
Garmin Ltd. ............ 17,216 4,238,924
GE Vernova, Inc. ........ 28,645 17,613,811
Generac Holdings, Inc.* .. 6,175 1,033,695
General Dynamics Corp. . 26,566 9,059,006
General Electric Co. ..... 111,582 33,566,097
Honeywell International,
Inc. ................ 66,806 14,062,663
Howmet Aerospace, Inc. .. 42,418 8,323,684
Hubbell, Inc. ........... 5,592 2,406,294
Huntington Ingalls
Industries, Inc. ....... 4,130 1,189,068
IDEX Corp. ............ 7,922 1,289,385
Illinois Tool Works, Inc. ... 27,912 7,278,333
Ingersoll Rand, Inc. ...... 38,058 3,144,352
Jabil, Inc. .............. 11,293 2,452,501
Jacobs Solutions, Inc. .... 12,578 1,884,939
JB Hunt Transport
Services, Inc. ........ 8,047 1,079,666
Johnson Controls
International PLC ..... 68,856 7,570,717
Keysight Technologies,
Inc.* ................ 18,110 3,167,801
L3Harris Technologies, Inc. 19,687 6,012,607
Lennox International, Inc. . 3,364 1,780,767
Lockheed Martin Corp. ... 21,618 10,791,922
Martin Marietta Materials,
Inc. ................ 6,346 3,999,757
Masco Corp. ........... 22,030 1,550,692
Mettler-Toledo International,
Inc.* ................ 2,168 2,661,458
Mohawk Industries, Inc.* .. 5,492 708,029
Nordson Corp. .......... 5,649 1,282,041
Norfolk Southern Corp. ... 23,608 7,092,079
Northrop Grumman Corp. . 14,163 8,629,799
Old Dominion Freight Line,
Inc. ................ 19,461 2,739,720
Otis Worldwide Corp. .... 41,298 3,775,876
Packaging Corp. of
America ............ 9,404 2,049,414
Parker-Hannifin Corp. .... 13,446 10,194,085
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Pentair PLC ............ 17,250 $ 1,910,610
Republic Services, Inc. ... 21,354 4,900,316
Rockwell Automation, Inc. 11,831 4,135,289
RTX Corp. ............. 140,845 23,567,594
Smurfit WestRock PLC ... 54,939 2,338,753
Snap-on, Inc. ........... 5,489 1,902,103
Stanley Black & Decker,
Inc. ................ 16,288 1,210,687
TE Connectivity PLC ..... 31,092 6,825,627
Teledyne Technologies,
Inc.* ................ 4,934 2,891,521
Textron, Inc. ........... 18,752 1,584,356
Trane Technologies PLC .. 23,414 9,879,771
TransDigm Group, Inc. ... 5,930 7,815,859
Trimble, Inc.* ........... 25,040 2,044,516
Union Pacific Corp. ...... 62,401 14,749,724
United Parcel Service, Inc.
Cl B ................ 77,449 6,469,315
Veralto Corp. ........... 26,113 2,783,907
Vulcan Materials Co. ..... 13,903 4,276,841
Waste Management, Inc. . 38,995 8,611,266
Westinghouse Air Brake
Technologies Corp. .... 17,989 3,606,255
Xylem, Inc. ............ 25,613 3,777,917
444,220,662
Technology (32.7%)
Accenture PLC Cl A ..... 65,538 16,161,671
Adobe, Inc.* ........... 44,636 15,745,349
Advanced Micro Devices,
Inc.* ................ 170,760 27,627,260
Akamai Technologies, Inc.* 15,088 1,143,067
Analog Devices, Inc. ..... 52,217 12,829,717
Apple, Inc. ............. 397,614,676
Applied Materials, Inc. ... 84,441 17,288,450
Autodesk, Inc.* ......... 22,518 7,153,293
Broadcom, Inc. ......... 494,910 163,275,758
Broadridge Financial
Solutions, Inc. ........ 12,325 2,935,445
Cadence Design Systems,
Inc.* ................ 28,672 10,071,327
Cognizant Technology
Solutions Corp. Cl A ... 51,391 3,446,794
Crowdstrike Holdings, Inc.
Cl A* ............... 26,227 12,861,196
Datadog, Inc. Cl A* ...... 34,015 4,843,736
Dayforce, Inc.* ......... 16,804 1,157,628
Dell Technologies, Inc. Cl C 31,903 4,522,888
Electronic Arts, Inc. ...... 23,695 4,779,281
EPAM Systems, Inc.* .... 5,861 883,780
Fair Isaac Corp.* ........ 2,526 3,780,235
Fidelity National Information
Services, Inc. ........ 54,966 3,624,458

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Fiserv, Inc.* ............ 57,199 $ 7,374,667
Fortinet, Inc.* ........... 68,533 5,762,255
Gartner, Inc.* ........... 7,970 2,095,074
Hewlett Packard Enterprise
Co. ................ 138,075 3,391,122
HP, Inc. ............... 98,833 2,691,223
Intel Corp. ............. 460,558 15,451,721
International Business
Machines Corp. ...... 98,017 27,656,477
Intuit, Inc. ............. 29,352 20,044,774
Jack Henry & Associates,
Inc. ................ 7,662 1,141,102
KLA Corp. ............. 13,886 14,977,440
Lam Research Corp. ..... 133,172 17,831,731
Leidos Holdings, Inc. .... 13,500 2,550,960
Microchip Technology, Inc. 56,787 3,646,861
Micron Technology, Inc. .. 117,757 19,703,101
Microsoft Corp. ......... 782,135 405,106,823
Monolithic Power Systems,
Inc. ................ 5,040 4,640,026
MSCI, Inc. ............. 8,141 4,619,285
NetApp, Inc. ........... 21,055 2,494,175
NVIDIA Corp. .......... 479,029,597
NXP Semiconductors NV . 26,529 6,041,449
ON Semiconductor Corp.* 43,034 2,122,007
Oracle Corp. ........... 174,375 49,041,225
Palantir Technologies, Inc.
Cl A* ............... 239,302 43,653,471
Paychex, Inc. .......... 34,115 4,324,417
Paycom Software, Inc. ... 5,268 1,096,481
PTC, Inc.* ............. 12,605 2,559,067
QUALCOMM, Inc. ....... 113,485 18,879,365
Roper Technologies, Inc. . 11,324 5,647,166
Salesforce, Inc. ......... 100,593 23,840,541
Seagate Technology
Holdings PLC ........ 22,379 5,282,787
ServiceNow, Inc.* ....... 21,887 20,142,168
Skyworks Solutions, Inc. .. 15,618 1,202,274
Super Micro Computer,
Inc.* ................ 52,751 2,528,883
Synopsys, Inc.* ......... 19,471 9,606,797
Take-Two Interactive
Software, Inc.* ....... 18,245 4,713,778
Teradyne, Inc. .......... 16,739 2,303,956
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Texas Instruments, Inc. ... 95,662 $ 17,575,979
Tyler Technologies, Inc.* .. 4,553 2,381,947
Western Digital Corp. .... 36,504 4,382,670
Workday, Inc. Cl A* ...... 22,728 5,471,311
Zebra Technologies Corp.
Cl A* ............... 5,351 1,590,103
1,986,342,265
Utilities (2.3%)
AES Corp. ............. 74,924 986,000
Alliant Energy Corp. ..... 27,039 1,822,699
Ameren Corp. .......... 28,454 2,970,029
American Electric Power
Co., Inc. ............ 56,273 6,330,713
American Water Works Co.,
Inc. ................ 20,529 2,857,432
Atmos Energy Corp. ..... 16,890 2,883,967
CenterPoint Energy, Inc. .. 68,696 2,665,405
CMS Energy Corp. ...... 31,497 2,307,470
Consolidated Edison, Inc. . 37,949 3,814,633
Constellation Energy Corp. 32,873 10,817,518
Dominion Energy, Inc. .... 89,801 5,493,127
DTE Energy Co. ........ 21,843 3,089,255
Duke Energy Corp. ...... 81,824 10,125,720
Edison International ..... 40,494 2,238,508
Entergy Corp. .......... 46,973 4,377,414
Evergy, Inc. ............ 24,228 1,841,813
Eversource Energy ...... 39,049 2,777,946
Exelon Corp. ........... 106,274 4,783,393
FirstEnergy Corp. ....... 54,680 2,505,438
NextEra Energy, Inc. ..... 216,684 16,357,475
NiSource, Inc. .......... 49,545 2,145,299
NRG Energy, Inc. ....... 20,354 3,296,330
PG&E Corp. ........... 231,262 3,487,431
Pinnacle West Capital
Corp. ............... 12,567 1,126,757
PPL Corp. ............. 77,814 2,891,568
Public Service Enterprise
Group, Inc. .......... 52,515 4,382,902
Sempra ............... 68,655 6,177,577
Southern Co. ........... 115,750 10,969,627
Vistra Corp. ............ 33,513 6,565,867
WEC Energy Group, Inc. . 33,867 3,880,820
Xcel Energy, Inc. ........ 62,231 5,018,930
140,989,063
Total Common Stocks
(Cost: $2,623,005,670) ...
6,002,655,130
$2,623,005,670)98.8% $ 6,002,655,130

MoA FUNDS - EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
E-mini S&P 500 Stock
Index
218
P
December 2025
$73,452,375
$933,294
1.2%
(a)   Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.2%):
U.S. Government (1.1%)
U.S. Treasury Bill ...................... A-1+ 3.99 11/06/25 $ 20,000,000 $ 19,920,590
U.S. Treasury Bill ...................... A-1+ 4.02 11/12/25 20,500,000 20,404,573
U.S. Treasury Bill ...................... A-1+ 4.26 10/23/25 18,000,000 17,953,633
U.S. Treasury Bill(1) ................... A-1+ 4.29 11/18/25 10,000,000 9,943,643
68,222,439
Commercial Paper (0.1%)
Cargill, Inc. ........................... A-1 4.07 10/01/25 2,000,000 2,000,000
Total Short-Term Debt Securities
(Cost: $70,222,439) .............................................................
70,222,439
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 102,175 $ 102,175
Total Temporary Cash Investment
(Cost: $102,175) ...............................................................
102,175
Total Investments
(Cost: $2,693,330,284) 100.0% ...................................................
6,072,979,744
Other Net Assets 0.0%
(2)
..........................................................
1,070,006
Net Assets 100.0% ...............................................................
$ 6,074,049,750
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of September 30, 2025, was as follows:
(2) Percentage is less than 0.05%.

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (97.1%):
Basic Materials (1.6%)
Air Products and
Chemicals, Inc. ....... 665 $ 181,359
Albemarle Corp. ........ 352 28,540
Ashland, Inc. ........... 18,067 865,590
CF Industries Holdings, Inc. 484 43,415
Dow, Inc. .............. 2,120 48,612
DuPont de Nemours, Inc. . 1,252 97,531
Eastman Chemical Co. ... 343 21,626
Ecolab, Inc. ............ 763 208,955
FMC Corp. ............ 3,957 133,074
Freeport-McMoRan, Inc. .. 4,293 168,371
Innospec, Inc. .......... 5,167 398,686
International Flavors &
Fragrances, Inc. ...... 766 47,140
International Paper Co. ... 1,579 73,266
Linde PLC ............. 1,402 665,950
LyondellBasell Industries
NV Cl A ............. 769 37,712
Mosaic Co. ............ 949 32,911
Newmont Corp. ......... 3,285 276,958
Nucor Corp. ............ 686 92,905
PPG Industries, Inc. ..... 675 70,949
Quaker Chemical Corp. .. 7,394 974,159
Sherwin-Williams Co. .... 693 239,958
Steel Dynamics, Inc. ..... 414 57,724
4,765,391
Communications (10.0%)
Airbnb, Inc. Cl A* ........ 1,283 155,782
Alphabet, Inc. Cl A ...... 17,394 4,228,481
Alphabet, Inc. Cl C ...... 13,964 3,400,932
Amazon.com, Inc.* ...... 29,021 6,372,141
AppLovin Corp. Cl A* .... 810 582,017
Arista Networks, Inc.* .... 3,082 449,078
AT&T, Inc. ............. 21,381 603,799
Booking Holdings, Inc. ... 97 523,729
CDW Corp. ............ 392 62,438
Charter Communications,
Inc. Cl A* ............ 278 76,479
Cisco Systems, Inc. ..... 11,841 810,161
Comcast Corp. Cl A ..... 11,012 345,997
Corning, Inc. ........... 2,331 191,212
Credo Technology Group
Holding Ltd.* ......... 5,695 829,249
DoorDash, Inc. Cl A* ..... 1,107 301,093
eBay, Inc. ............. 1,367 124,329
Expedia Group, Inc. ..... 353 75,454
F5, Inc.* ............... 172 55,589
FactSet Research Systems,
Inc. ................ 113 32,373
Fox Corp. Cl A .......... 628 39,602
Fox Corp. Cl B ......... 444 25,437
Gen Digital, Inc. ........ 1,676 47,582
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
GoDaddy, Inc. Cl A* ..... 414 $ 56,648
Interpublic Group of Cos.,
Inc. ................ 1,095 30,561
Match Group, Inc. ....... 720 25,430
Meta Platforms, Inc. Cl A . 6,486 4,763,189
Motorola Solutions, Inc. .. 498 227,730
Netflix, Inc.* ............ 1,271 1,523,827
News Corp. Cl A ........ 1,126 34,579
News Corp. Cl B ........ 372 12,853
Omnicom Group, Inc. .... 579 47,206
Palo Alto Networks, Inc.* . 1,997 406,629
Paramount Skydance Corp.
Cl B ................ 923 17,463
Q2 Holdings, Inc.* ....... 4,027 291,515
Reddit, Inc. Cl A* ........ 810 186,292
Robinhood Markets, Inc.
Cl A* ............... 2,314 331,318
Telephone and Data
Systems, Inc. ........ 17,824 699,414
T-Mobile US, Inc. ....... 1,447 346,383
Trade Desk, Inc. Cl A* .... 1,333 65,330
Uber Technologies, Inc.* .. 6,236 610,941
VeriSign, Inc. ........... 251 70,172
Verizon Communications,
Inc. ................ 12,608 554,122
Walt Disney Co. ........ 5,376 615,552
Warner Bros Discovery,
Inc.* ................ 7,403 144,581
30,394,689
Consumer, Cyclical (8.8%)
Aptiv PLC* ............. 651 56,129
AutoZone, Inc.* ......... 176 755,082
Best Buy Co., Inc. ....... 588 44,465
CarMax, Inc.* .......... 449 20,147
Carnival Corp.* ......... 3,246 93,842
Chipotle Mexican Grill, Inc.* 4,010 157,152
Copart, Inc.* ........... 2,660 119,620
Costco Wholesale Corp. .. 1,326 1,227,385
Cummins, Inc. .......... 412 174,016
Darden Restaurants, Inc. . 350 66,626
Deckers Outdoor Corp.* .. 444 45,008
Delta Air Lines, Inc. ...... 1,940 110,095
Dollar General Corp. ..... 658 68,004
Dollar Tree, Inc.* ........ 580 54,735
Domino's Pizza, Inc. ..... 93 40,149
DR Horton, Inc. ......... 829 140,491
Fastenal Co. ........... 3,432 168,305
First Watch Restaurant
Group, Inc.* ......... 27,401 428,552
Flutter Entertainment PLC* 2,354 597,916
Ford Motor Co. ......... 11,689 139,800
Fox Factory Holding Corp.* 10,492 254,851

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
General Motors Co. ..... 2,847 $ 173,582
Genuine Parts Co. ...... 416 57,658
Golden Entertainment, Inc. 17,727 418,003
Hasbro, Inc. ............ 398 30,188
Hilton Worldwide Holdings,
Inc. ................ 3,660 949,550
Home Depot, Inc. ....... 2,975 1,205,440
IMAX Corp.* ........... 5,849 191,555
Installed Building Products,
Inc. ................ 3,049 752,066
Las Vegas Sands Corp. .. 924 49,702
Lennar Corp. Cl A ....... 681 85,833
Live Nation Entertainment,
Inc.* ................ 472 77,125
LKQ Corp. ............. 6,922 211,398
Lowe's Cos., Inc. ........ 1,676 421,196
Lululemon Athletica, Inc.* . 326 58,005
Marriott International, Inc.
Cl A ................ 674 175,537
McDonald's Corp. ....... 2,134 648,501
MGM Resorts International* 610 21,143
Murphy USA, Inc. ....... 2,667 1,035,489
NIKE, Inc. Cl B ......... 3,552 247,681
Norwegian Cruise Line
Holdings Ltd.* ........ 1,351 33,275
NVR, Inc.* ............. 73 586,530
Ollie's Bargain Outlet
Holdings, Inc.* ....... 1,946 249,866
OneSpaWorld Holdings Ltd. 11,958 252,792
O'Reilly Automotive, Inc.* . 2,537 273,514
PACCAR, Inc. .......... 1,570 154,362
Pool Corp. ............. 442 137,051
PulteGroup, Inc. ........ 590 77,957
Ralph Lauren Corp. ..... 116 36,373
Ross Stores, Inc. ....... 978 149,037
Royal Caribbean Cruises
Ltd. ................ 755 244,303
Southwest Airlines Co. ... 1,570 50,099
Starbucks Corp. ........ 3,399 287,555
Tapestry, Inc. ........... 622 70,423
Target Corp. ........... 1,359 121,902
Taylor Morrison Home
Corp.* .............. 15,388 1,015,762
Tesla, Inc.* ............ 8,391 3,731,646
TJX Cos., Inc. .......... 3,336 482,185
TKO Group Holdings, Inc. 206 41,604
Tractor Supply Co. ...... 17,487 994,486
Ulta Beauty, Inc.* ....... 134 73,265
United Airlines Holdings,
Inc.* ................ 968 93,412
Vail Resorts, Inc. ........ 11,451 1,712,726
VSE Corp. ............. 4,239 704,691
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Walmart, Inc. ........... 13,125 $ 1,352,662
Williams-Sonoma, Inc. ... 368 71,926
Wingstop, Inc. .......... 1,418 356,882
WW Grainger, Inc. ...... 132 125,791
Wyndham Hotels &
Resorts, Inc. ......... 18,180 1,452,582
Wynn Resorts Ltd. ...... 252 32,324
Yum! Brands, Inc. ....... 830 126,160
26,665,165
Consumer, Non-cyclical (16.1%)
Abbott Laboratories ..... 5,204 697,024
AbbVie, Inc. ............ 5,282 1,222,994
Addus HomeCare Corp.* . 4,057 478,685
Agilent Technologies, Inc. . 849 108,969
Align Technology, Inc.* ... 202 25,294
Alnylam Pharmaceuticals,
Inc.* ................ 2,929 1,335,624
Altria Group, Inc. ........ 5,023 331,819
Amgen, Inc. ............ 1,610 454,342
Amicus Therapeutics, Inc.* 18,245 143,771
Annexon, Inc.* .......... 72,921 222,409
Archer-Daniels-Midland Co. 1,437 85,846
Arlo Technologies, Inc.* .. 49,133 832,804
Automatic Data Processing,
Inc. ................ 1,211 355,428
Avery Dennison Corp. .... 233 37,786
Avidity Biosciences, Inc.* . 10,559 460,056
Axsome Therapeutics, Inc.* 2,908 353,177
Baxter International, Inc. .. 1,536 34,975
Becton Dickinson & Co. .. 857 160,405
Biogen, Inc.* ........... 438 61,355
BioLife Solutions, Inc.* ... 43,836 1,118,256
Bio-Techne Corp. ....... 4,575 254,507
Block, Inc.* ............ 1,643 118,740
Blueprint Medicines Corp.
—  contingent value
rights* .............. 1,898 0‡
Boston Scientific Corp.* .. 4,431 432,599
Bristol-Myers Squibb Co. . 6,086 274,479
Brown-Forman Corp. Cl B 527 14,271
Bunge Global SA ....... 419 34,044
Cardinal Health, Inc. ..... 714 112,069
Cencora, Inc. ........... 2,290 715,694
Centene Corp.* ......... 1,395 49,774
Charles River Laboratories
International, Inc.* .... 147 23,000
Church & Dwight Co., Inc. 728 63,795
Cigna Group ........... 798 230,023
Cintas Corp. ........... 1,024 210,186
Clorox Co. ............. 366 45,128
Coca-Cola Co. ......... 11,582 768,118

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Coca-Cola Consolidated,
Inc. ................ 2,030 $ 237,835
Colgate-Palmolive Co. ... 2,417 193,215
Conagra Brands, Inc. .... 1,432 26,220
Constellation Brands, Inc.
Cl A ................ 427 57,504
Cooper Cos., Inc.* ...... 1,609 110,313
Corcept Therapeutics, Inc.* 10,339 859,274
Corpay, Inc.* ........... 211 60,781
Corteva, Inc. ........... 2,031 137,357
Crimson Wine Group Ltd.* 37,737 195,606
CVS Health Corp. ....... 3,793 285,954
Danaher Corp. ......... 5,965 1,182,621
DaVita, Inc.* ........... 107 14,217
Dexcom, Inc.* .......... 1,173 78,931
Edwards Lifesciences
Corp.* .............. 1,756 136,564
Elevance Health, Inc. .... 673 217,460
Eli Lilly & Co. ........... 2,377 1,813,651
Encompass Health Corp. . 2,951 374,836
Equifax, Inc. ........... 370 94,916
Estee Lauder Cos., Inc.
Cl A ................ 700 61,684
First Advantage Corp.* ... 56,328 866,888
GE HealthCare
Technologies, Inc. ..... 1,365 102,511
General Mills, Inc. ....... 1,599 80,622
Gilead Sciences, Inc. .... 3,710 411,810
Global Payments, Inc. .... 725 60,233
HCA Healthcare, Inc. .... 490 208,838
HealthEquity, Inc.* ....... 7,405 701,772
Henry Schein, Inc.* ...... 308 20,442
Hershey Co. ........... 443 82,863
Hologic, Inc.* ........... 665 44,881
Hormel Foods Corp. ..... 871 21,549
Humana, Inc. ........... 1,307 340,042
Huron Consulting Group,
Inc.* ................ 2,723 399,655
IDEXX Laboratories, Inc.* . 2,375 1,517,364
Incyte Corp.* ........... 490 41,557
Insmed, Inc.* ........... 8,627 1,242,374
Insulet Corp.* .......... 871 268,904
Intuitive Surgical, Inc.* ... 1,072 479,431
IQVIA Holdings, Inc.* .... 3,957 751,593
iRhythm Technologies, Inc.* 1,504 258,673
J M Smucker Co. ....... 319 34,643
Johnson & Johnson ..... 7,202 1,335,395
Kellanova ............. 804 65,944
Kenvue, Inc. ........... 5,738 93,128
Keurig Dr Pepper, Inc. ... 4,062 103,622
Kimberly-Clark Corp. .... 992 123,345
Kraft Heinz Co. ......... 2,548 66,350
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Kroger Co. ............. 1,819 $ 122,619
Krystal Biotech, Inc.* ..... 2,444 431,439
Labcorp Holdings, Inc. ... 248 71,191
Lamb Weston Holdings,
Inc. ................ 18,560 1,077,965
Lantheus Holdings, Inc.* .. 1,764 90,476
Legend Biotech Corp.* ... 5,945 193,866
LeMaitre Vascular, Inc. ... 3,256 284,933
Madrigal Pharmaceuticals,
Inc.* ................ 864 396,282
McCormick & Co., Inc. ... 757 50,651
McKesson Corp. ........ 372 287,385
Medtronic PLC ......... 3,831 364,864
Merck & Co., Inc. ....... 7,469 626,873
Moderna, Inc.* .......... 1,035 26,734
Molina Healthcare, Inc.* .. 162 31,000
Molson Coors Beverage
Co. Cl B ............ 507 22,942
Mondelez International, Inc.
Cl A ................ 3,869 241,696
Monster Beverage Corp.* . 2,131 143,438
Moody's Corp. .......... 461 219,657
Neogen Corp.* ......... 25,430 145,205
Nomad Foods Ltd. ...... 13,660 179,629
Omnicell, Inc.* .......... 7,801 237,540
Option Care Health, Inc.* . 5,401 149,932
OrthoPediatrics Corp.* ... 12,425 230,235
Paylocity Holding Corp.* .. 1,719 273,785
PayPal Holdings, Inc.* ... 2,857 191,590
PepsiCo, Inc. ........... 4,094 574,961
Performance Food Group
Co.* ................ 13,177 1,370,935
Pfizer, Inc. ............. 17,001 433,185
Philip Morris International,
Inc. ................ 4,655 755,041
Procter & Gamble Co. .... 7,004 1,076,165
Quanta Services, Inc. .... 1,487 616,243
Quest Diagnostics, Inc. ... 334 63,654
Regeneron
Pharmaceuticals, Inc. .. 305 171,492
ResMed, Inc. ........... 438 119,894
Revvity, Inc. ............ 347 30,415
Rollins, Inc. ............ 841 49,400
S&P Global, Inc. ........ 934 454,587
Shift4 Payments, Inc. Cl A* 12,987 1,005,194
Soleno Therapeutics, Inc.* 5,539 374,436
Solventum Corp.* ....... 441 32,193
STERIS PLC ........... 1,237 306,083
Stevanato Group SpA .... 50,736 1,306,452
Stryker Corp. ........... 1,029 380,390
Supernus Pharmaceuticals,
Inc.* ................ 13,558 647,937

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Sysco Corp. ........... 1,428 $ 117,582
Tarsus Pharmaceuticals,
Inc.* ................ 8,412 499,925
Teleflex, Inc. ........... 1,722 210,704
Tenet Healthcare Corp.* .. 1,772 359,787
The Campbell's Company 588 18,569
Thermo Fisher Scientific,
Inc. ................ 1,129 547,588
TransUnion ............ 5,477 458,863
Tyson Foods, Inc. Cl A ... 854 46,372
United Rentals, Inc. ..... 192 183,295
United Therapeutics Corp.* 1,006 421,725
UnitedHealth Group, Inc. . 2,708 935,072
Universal Health Services,
Inc. Cl B ............ 169 34,550
Vericel Corp.* .......... 10,675 335,942
Verisk Analytics, Inc. ..... 1,603 403,171
Vertex Pharmaceuticals,
Inc.* ................ 767 300,388
Viatris, Inc. ............ 3,486 34,511
Waters Corp.* .......... 178 53,366
West Pharmaceutical
Services, Inc. ........ 215 56,401
Xenon Pharmaceuticals,
Inc.* ................ 6,453 259,088
Zimmer Biomet Holdings,
Inc. ................ 592 58,312
Zoetis, Inc. ............ 1,325 193,874
49,120,483
Energy (3.7%)
APA Corp. ............. 1,070 25,980
Baker Hughes Co. ...... 8,929 435,021
Cheniere Energy, Inc. .... 3,320 780,134
Chevron Corp. .......... 5,755 893,694
ConocoPhillips ......... 3,735 353,294
Coterra Energy, Inc. ..... 2,282 53,969
Devon Energy Corp. ..... 11,724 411,043
Diamondback Energy, Inc. 563 80,565
EOG Resources, Inc. .... 1,633 183,092
EQT Corp. ............. 1,866 101,566
Expand Energy Corp. .... 11,821 1,255,863
Exxon Mobil Corp. ...... 12,748 1,437,337
First Solar, Inc.* ......... 321 70,790
Halliburton Co. ......... 2,549 62,705
Kinder Morgan, Inc. ..... 5,847 165,529
Marathon Petroleum Corp. 909 175,201
MPLX LP .............. 5,515 275,474
Noble Corp. PLC ........ 6,498 183,763
Northern Oil & Gas, Inc. .. 33,287 825,518
Occidental Petroleum Corp. 2,149 101,540
ONEOK, Inc. ........... 1,883 137,402
Ovintiv, Inc. ............ 10,887 439,617
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Permian Resources Corp. 32,992 $ 422,298
Phillips 66 ............. 1,208 164,312
Schlumberger NV ....... 4,461 153,325
Targa Resources Corp. ... 643 107,728
Texas Pacific Land Corp. . 58 54,151
Tidewater, Inc.* ......... 6,792 362,217
Valaris Ltd.* ............ 3,854 187,960
Valero Energy Corp. ..... 929 158,172
Williams Cos., Inc. ...... 21,118 1,337,825
11,397,085
Financial (16.6%)
Aflac, Inc. ............. 1,439 160,736
Alexandria Real Estate
Equities, Inc. ......... 465 38,753
Allstate Corp. .......... 788 169,144
American Express Co. ... 1,623 539,096
American Financial Group,
Inc. ................ 2,605 379,601
American Healthcare REIT,
Inc. ................ 22,998 966,146
American International
Group, Inc. .......... 1,657 130,141
American Tower Corp. ... 1,400 269,248
Ameriprise Financial, Inc. . 2,826 1,388,273
Aon PLC Cl A .......... 645 229,994
Apollo Global Management,
Inc. ................ 1,376 183,380
Arch Capital Group Ltd. .. 9,321 845,694
Arthur J Gallagher & Co. .. 767 237,571
Assurant, Inc. .......... 151 32,707
AvalonBay Communities,
Inc. ................ 425 82,097
BancFirst Corp. ......... 2,501 316,251
Bank of America Corp. ... 20,377 1,051,249
Bank of New York Mellon
Corp. ............... 2,109 229,797
Berkshire Hathaway, Inc.
Cl B* ............... 5,483 2,756,523
Blackrock, Inc. .......... 431 502,490
Blackstone, Inc. ........ 2,204 376,553
Brixmor Property Group,
Inc. ................ 26,165 724,247
Brown & Brown, Inc. ..... 6,978 654,467
BXP, Inc. .............. 440 32,710
Camden Property Trust ... 9,521 1,016,652
Capital One Financial Corp. 1,912 406,453
Cboe Global Markets, Inc. 313 76,763
CBRE Group, Inc. Cl A* .. 876 138,023
Charles Schwab Corp. ... 5,102 487,088
Chubb Ltd. ............ 1,109 313,015
Cincinnati Financial Corp. . 468 73,991
Citigroup, Inc. .......... 5,505 558,758

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Citizens Financial Group,
Inc. ................ 1,290 $ 68,576
CME Group, Inc. ........ 1,078 291,265
Coinbase Global, Inc. Cl A* 676 228,143
Core Scientific, Inc.* ..... 42,272 758,360
CoStar Group, Inc.* ..... 4,923 415,354
Cousins Properties, Inc. .. 10,353 299,616
Crown Castle, Inc. ...... 1,302 125,630
Curbline Properties Corp. . 34,405 767,232
Digital Realty Trust, Inc. .. 959 165,792
East West Bancorp, Inc. .. 4,469 475,725
Enterprise Financial
Services Corp. ....... 10,051 582,757
Equinix, Inc. ........... 293 229,489
Equity Residential ....... 1,039 67,254
Erie Indemnity Co. Cl A ... 76 24,180
Essent Group Ltd. ....... 10,175 646,723
Essential Properties Realty
Trust, Inc. ........... 6,637 197,517
Essex Property Trust, Inc. 193 51,658
Everest Group Ltd. ...... 125 43,779
Extra Space Storage, Inc. . 635 89,497
Federal Realty Investment
Trust ............... 235 23,808
Fifth Third Bancorp ...... 19,925 887,659
First Financial Bankshares,
Inc. ................ 29,345 987,459
Franklin Resources, Inc. .. 916 21,187
Gaming and Leisure
Properties, Inc. ....... 6,722 313,312
German American Bancorp,
Inc. ................ 13,233 519,660
Globe Life, Inc. ......... 242 34,599
Goldman Sachs Group, Inc. 905 720,697
Hancock Whitney Corp. .. 9,687 606,503
Hartford Insurance Group,
Inc. ................ 3,608 481,271
Healthpeak Properties, Inc. 17,890 342,594
Host Hotels & Resorts, Inc. 1,912 32,542
Houlihan Lokey, Inc. ..... 2,281 468,335
Huntington Bancshares,
Inc. ................ 4,383 75,694
Interactive Brokers Group,
Inc. Cl A ............ 1,331 91,586
Intercontinental Exchange,
Inc. ................ 1,712 288,438
Invesco Ltd. ............ 1,334 30,602
Invitation Homes, Inc. .... 1,686 49,450
Iron Mountain, Inc. ...... 883 90,013
Janus Henderson Group
PLC ................ 20,656 919,399
JPMorgan Chase & Co. .. 8,222 2,593,465
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
KeyCorp .............. 2,787 $ 52,089
Kimco Realty Corp. ...... 2,025 44,246
Kite Realty Group Trust .. 18,613 415,070
KKR & Co., Inc. ......... 2,051 266,527
Loews Corp. ........... 509 51,099
LPL Financial Holdings, Inc. 1,190 395,901
M&T Bank Corp. ........ 4,997 987,507
Marsh & McLennan Cos.,
Inc. ................ 1,470 296,249
Mastercard, Inc. Cl A ..... 2,468 1,403,823
MetLife, Inc. ........... 1,670 137,558
Mid-America Apartment
Communities, Inc. ..... 350 48,906
Morgan Stanley ......... 3,628 576,707
Nasdaq, Inc. ........... 1,355 119,850
Northern Trust Corp. ..... 572 76,991
Phillips Edison & Co., Inc. 6,182 212,228
PJT Partners, Inc. Cl A ... 5,415 962,408
PNC Financial Services
Group, Inc. .......... 1,178 236,696
PotlatchDeltic Corp. ..... 7,032 286,554
Primerica, Inc. .......... 2,753 764,205
Principal Financial Group,
Inc. ................ 606 50,243
Progressive Corp. ....... 1,753 432,903
Prologis, Inc. ........... 2,775 317,793
Prudential Financial, Inc. . 1,053 109,238
Public Storage .......... 472 136,337
Raymond James Financial,
Inc. ................ 531 91,651
Realty Income Corp. ..... 2,734 166,200
Regency Centers Corp. .. 489 35,648
Regions Financial Corp. .. 2,668 70,355
RLI Corp. .............. 11,828 771,422
Ryman Hospitality
Properties, Inc. ....... 1,744 156,245
Sabra Health Care REIT,
Inc. ................ 23,174 431,963
SBA Communications
Corp. ............... 321 62,065
Selective Insurance Group,
Inc. ................ 1,200 97,284
ServisFirst Bancshares,
Inc. ................ 10,549 849,511
Simon Property Group, Inc. 976 183,166
SouthState Bank Corp. ... 5,567 550,409
State Street Corp. ....... 848 98,376
Stifel Financial Corp. ..... 2,632 298,653
Stock Yards Bancorp, Inc. 9,312 651,747
Synchrony Financial ..... 1,113 79,079
T Rowe Price Group, Inc. . 657 67,434
Terreno Realty Corp. ..... 6,600 374,550

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Travelers Cos., Inc. ...... 673 $ 187,915
TriCo Bancshares ....... 8,980 398,802
Truist Financial Corp. .... 3,856 176,296
UDR, Inc. ............. 902 33,609
UMB Financial Corp. ..... 5,442 644,061
US Bancorp ............ 4,653 224,880
Ventas, Inc. ............ 4,708 329,513
VICI Properties, Inc. ..... 3,189 103,993
Visa, Inc. Cl A .......... 5,079 1,733,869
W R Berkley Corp. ...... 896 68,652
Wells Fargo & Co. ....... 9,579 802,912
Welltower, Inc. .......... 4,725 841,712
Weyerhaeuser Co. ...... 11,641 288,580
Willis Towers Watson PLC 292 100,871
Wintrust Financial Corp. .. 4,258 563,930
Xenia Hotels & Resorts,
Inc. ................ 19,263 264,288
50,655,200
Industrial (13.8%)
3M Co. ............... 1,593 247,202
A O Smith Corp. ........ 342 25,106
Advanced Energy
Industries, Inc. ....... 2,495 424,499
Allegion PLC ........... 257 45,579
Amcor PLC ............ 6,894 56,393
AMETEK, Inc. .......... 7,658 1,439,704
Amphenol Corp. Cl A .... 15,338 1,898,078
Applied Industrial
Technologies, Inc. ..... 5,893 1,538,368
AptarGroup, Inc. ........ 1,044 139,541
Arcosa, Inc. ............ 3,836 359,472
Axon Enterprise, Inc.* .... 1,353 970,967
Ball Corp. ............. 814 41,042
Boeing Co.* ............ 2,261 487,992
Builders FirstSource, Inc.* 6,697 812,011
Carlisle Cos., Inc. ....... 2,129 700,356
Carrier Global Corp. ..... 2,392 142,802
Casella Waste Systems,
Inc. Cl A* ............ 4,299 407,889
Caterpillar, Inc. ......... 1,401 668,487
CH Robinson Worldwide,
Inc. ................ 353 46,737
Chart Industries, Inc.* .... 2,307 461,746
Clean Harbors, Inc.* ..... 3,874 899,620
Crane Co. ............. 2,838 522,589
Crown Holdings, Inc. ..... 13,016 1,257,215
CSX Corp. ............. 5,575 197,968
Deere & Co. ........... 753 344,317
Dover Corp. ............ 410 68,400
Eaton Corp. PLC ........ 1,164 435,627
EMCOR Group, Inc. ..... 1,224 795,037
Emerson Electric Co. .... 1,683 220,776
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Enpro, Inc. ............. 3,043 $ 687,718
ESCO Technologies, Inc. . 7,236 1,527,592
Expeditors International of
Washington, Inc. ...... 406 49,772
Exponent, Inc. .......... 3,831 266,178
Fabrinet* .............. 1,765 643,554
Federal Signal Corp. ..... 6,664 792,949
FedEx Corp. ........... 649 153,041
Fortive Corp. ........... 1,012 49,578
Garmin Ltd. ............ 489 120,402
GE Vernova, Inc. ........ 814 500,529
Generac Holdings, Inc.* .. 175 29,295
General Dynamics Corp. . 755 257,455
General Electric Co. ..... 3,171 953,900
Graco, Inc. ............ 8,971 762,176
HEICO Corp. Cl A ....... 2,832 719,583
Honeywell International,
Inc. ................ 1,898 399,529
Howmet Aerospace, Inc. .. 1,205 236,457
Hubbell, Inc. ........... 159 68,419
Huntington Ingalls
Industries, Inc. ....... 117 33,685
Ichor Holdings Ltd.* ..... 7,444 130,419
IDEX Corp. ............ 225 36,621
Illinois Tool Works, Inc. ... 793 206,783
Ingersoll Rand, Inc. ...... 1,082 89,395
Jabil, Inc. .............. 321 69,712
Jacobs Solutions, Inc. .... 357 53,500
JB Hunt Transport
Services, Inc. ........ 229 30,725
Johnson Controls
International PLC ..... 1,957 215,172
Keysight Technologies,
Inc.* ................ 515 90,084
L3Harris Technologies, Inc. 559 170,724
Lennox International, Inc. . 96 50,819
Lockheed Martin Corp. ... 614 306,515
Martin Marietta Materials,
Inc. ................ 180 113,450
Masco Corp. ........... 626 44,064
Materion Corp. ......... 3,481 420,540
Mercury Systems, Inc.* ... 15,736 1,217,966
Mettler-Toledo International,
Inc.* ................ 62 76,112
Middleby Corp.* ........ 3,336 443,454
Modine Manufacturing Co.* 4,758 676,397
Mohawk Industries, Inc.* .. 156 20,112
Mueller Industries, Inc. ... 12,688 1,282,884
Nordson Corp. .......... 161 36,539
Norfolk Southern Corp. ... 671 201,575
Northrop Grumman Corp. . 402 244,947
Novanta, Inc.* .......... 3,792 379,769

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Old Dominion Freight Line,
Inc. ................ 553 $ 77,851
Otis Worldwide Corp. .... 1,174 107,339
Packaging Corp. of
America ............ 267 58,187
Parker-Hannifin Corp. .... 382 289,613
Pentair PLC ............ 490 54,272
RBC Bearings, Inc.* ..... 2,901 1,132,231
Republic Services, Inc. ... 607 139,294
Rockwell Automation, Inc. 336 117,442
RTX Corp. ............. 4,003 669,822
Saia, Inc.* ............. 1,834 549,026
Simpson Manufacturing
Co., Inc. ............ 2,278 381,474
Smurfit WestRock PLC ... 1,561 66,452
Snap-on, Inc. ........... 156 54,059
SPX Technologies, Inc.* .. 1,236 230,860
Stanley Black & Decker,
Inc. ................ 463 34,415
Sterling Infrastructure, Inc.* 2,841 965,031
TE Connectivity PLC ..... 884 194,065
Teledyne Technologies,
Inc.* ................ 2,091 1,225,410
Textron, Inc. ........... 533 45,033
Trane Technologies PLC .. 665 280,603
TransDigm Group, Inc. ... 169 222,745
Trimble, Inc.* ........... 712 58,135
TTM Technologies, Inc.* .. 9,636 555,034
UFP Industries, Inc. ..... 7,943 742,591
Union Pacific Corp. ...... 1,773 419,084
United Parcel Service, Inc.
Cl B ................ 2,201 183,850
Veralto Corp. ........... 3,317 353,625
Vertiv Holdings Co. Cl A .. 5,769 870,311
Vontier Corp. ........... 16,071 674,500
Vulcan Materials Co. ..... 395 121,510
Waste Management, Inc. . 1,108 244,680
Westinghouse Air Brake
Technologies Corp. .... 511 102,440
Xylem, Inc. ............ 728 107,380
41,843,974
Technology (22.8%)
Accenture PLC Cl A ..... 1,862 459,169
Adobe, Inc.* ........... 1,268 447,287
Advanced Micro Devices,
Inc.* ................ 4,853 785,167
Agilysys, Inc.* .......... 5,142 541,195
Akamai Technologies, Inc.* 429 32,501
Alkami Technology, Inc.* .. 5,096 126,585
Analog Devices, Inc. ..... 1,484 364,619
Apple, Inc. ............. 44,376 11,299,461
Applied Materials, Inc. ... 2,400 491,376
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Atlassian Corp. Cl A* .... 2,741 $ 437,738
Autodesk, Inc.* ......... 640 203,309
BlackLine, Inc.* ......... 8,545 453,739
Broadcom, Inc. ......... 14,065 4,640,184
Broadridge Financial
Solutions, Inc. ........ 350 83,359
Cadence Design Systems,
Inc.* ................ 815 286,277
Cloudflare, Inc. Cl A* ..... 3,667 786,902
Cognizant Technology
Solutions Corp. Cl A ... 1,460 97,922
Crowdstrike Holdings, Inc.
Cl A* ............... 745 365,333
CyberArk Software Ltd.* .. 2,105 1,017,031
Datadog, Inc. Cl A* ...... 5,990 852,976
Dayforce, Inc.* ......... 478 32,929
Dell Technologies, Inc. Cl C 907 128,585
Digi International, Inc.* ... 7,334 267,398
Electronic Arts, Inc. ...... 673 135,744
EPAM Systems, Inc.* .... 1,039 156,671
ExlService Holdings, Inc.* 8,909 392,263
Fair Isaac Corp.* ........ 72 107,750
Fidelity National Information
Services, Inc. ........ 1,562 102,998
Fiserv, Inc.* ............ 1,625 209,511
Fortinet, Inc.* ........... 1,948 163,788
Gartner, Inc.* ........... 226 59,409
Grid Dynamics Holdings,
Inc.* ................ 33,639 259,357
Guidewire Software, Inc.* . 2,122 487,763
Hewlett Packard Enterprise
Co. ................ 3,924 96,373
HP, Inc. ............... 2,809 76,489
HubSpot, Inc.* .......... 1,031 482,302
I3 Verticals, Inc. Cl A* .... 5,943 192,910
Intel Corp. ............. 13,088 439,102
International Business
Machines Corp. ...... 2,785 785,816
Intuit, Inc. ............. 834 569,547
Jack Henry & Associates,
Inc. ................ 218 32,467
KLA Corp. ............. 395 426,047
Lam Research Corp. ..... 3,785 506,811
Leidos Holdings, Inc. .... 384 72,561
Microchip Technology, Inc. 1,614 103,651
Micron Technology, Inc. .. 3,346 559,853
Microsoft Corp. ......... 22,227 11,512,475
MKS, Inc. ............. 1,677 207,562
Monolithic Power Systems,
Inc. ................ 505 464,923
MSCI, Inc. ............. 799 453,361
NetApp, Inc. ........... 598 70,839

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
NVIDIA Corp. .......... 72,962 $ 13,613,250
NXP Semiconductors NV . 754 171,708
ON Semiconductor Corp.* 7,805 384,865
Onto Innovation, Inc.* .... 2,486 321,241
Oracle Corp. ........... 4,955 1,393,544
Palantir Technologies, Inc.
Cl A* ............... 6,801 1,240,638
Paychex, Inc. .......... 969 122,830
Paycom Software, Inc. ... 150 31,221
PDF Solutions, Inc.* ..... 6,873 177,461
PTC, Inc.* ............. 358 72,681
QUALCOMM, Inc. ....... 3,225 536,511
Rambus, Inc.* .......... 6,494 676,675
Roper Technologies, Inc. . 2,720 1,356,437
Salesforce, Inc. ......... 2,859 677,583
Seagate Technology
Holdings PLC ........ 636 150,134
ServiceNow, Inc.* ....... 622 572,414
Simulations Plus, Inc.* ... 6,097 91,882
Skyworks Solutions, Inc. .. 444 34,179
Super Micro Computer,
Inc.* ................ 1,499 71,862
Synopsys, Inc.* ......... 553 272,845
Take-Two Interactive
Software, Inc.* ....... 5,732 1,480,919
Teradyne, Inc. .......... 476 65,517
Texas Instruments, Inc. ... 2,719 499,562
Tyler Technologies, Inc.* .. 129 67,488
Varonis Systems, Inc.* ... 6,257 359,590
Veeva Systems, Inc. Cl A* 2,777 827,296
Western Digital Corp. .... 1,037 124,502
Workday, Inc. Cl A* ...... 646 155,512
Workiva, Inc.* .......... 6,925 596,104
Zebra Technologies Corp.
Cl A* ............... 152 45,168
69,521,004
Utilities (3.7%)
AES Corp. ............. 2,129 28,018
Alliant Energy Corp. ..... 768 51,771
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Ameren Corp. .......... 809 $ 84,443
American Electric Power
Co., Inc. ............ 1,599 179,887
American Water Works Co.,
Inc. ................ 583 81,148
Atmos Energy Corp. ..... 2,566 438,144
Black Hills Corp. ........ 6,979 429,837
CenterPoint Energy, Inc. .. 1,952 75,738
Chesapeake Utilities Corp. 3,512 473,031
CMS Energy Corp. ...... 895 65,568
Consolidated Edison, Inc. . 1,078 108,361
Constellation Energy Corp. 934 307,351
Dominion Energy, Inc. .... 2,552 156,106
DTE Energy Co. ........ 621 87,828
Duke Energy Corp. ...... 2,325 287,719
Edison International ..... 1,151 63,627
Entergy Corp. .......... 6,569 612,165
Evergy, Inc. ............ 16,027 1,218,372
Eversource Energy ...... 1,110 78,965
Exelon Corp. ........... 3,020 135,930
FirstEnergy Corp. ....... 1,554 71,204
H2O America ........... 8,123 395,590
NextEra Energy, Inc. ..... 6,158 464,867
NiSource, Inc. .......... 27,669 1,198,068
Northwestern Energy
Group, Inc. .......... 7,292 427,384
NRG Energy, Inc. ....... 11,405 1,847,040
PG&E Corp. ........... 6,572 99,106
Pinnacle West Capital
Corp. ............... 357 32,009
PPL Corp. ............. 2,211 82,161
Public Service Enterprise
Group, Inc. .......... 1,492 124,522
Sempra ............... 1,951 175,551
Southern Co. ........... 3,289 311,698
Spire, Inc. ............. 5,980 487,490
Vistra Corp. ............ 952 186,516
WEC Energy Group, Inc. . 962 110,236
Xcel Energy, Inc. ........ 1,769 142,670
11,120,121
Total Common Stocks
(Cost: $195,710,972) ....
295,483,112
$195,710,972)97.1% $ 295,483,112

MoA FUNDS - ALL AMERICA FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
E-mini S&P 500 Stock
Index
11
P
December 2025
$3,706,313
$23,741
1.2%
(a)   Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (1.1%):
U.S. Government (1.1%)
U.S. Treasury Bill ...................... A-1+ 4.02 10/14/25 $ 1,000,000 $ 998,552
U.S. Treasury Bill ...................... A-1+ 4.04 10/23/25 500,000 498,769
U.S. Treasury Bill ...................... A-1+ 4.08 10/07/25 1,300,000 1,299,118
U.S. Treasury Bill(1) ................... A-1+ 4.29 11/18/25 525,000 522,041
3,318,480
Total Short-Term Debt Securities
(Cost: $3,318,480) ..............................................................
3,318,480
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.8% )
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 2,293,856 $ 2,293,856
Total Temporary Cash Investment
(Cost: $2,293,856) ..............................................................
2,293,856
Total Investments
(Cost: $201,323,308) 99.0% ......................................................
301,095,448
Other Net Assets 1.0% ............................................................
3,165,589
Net Assets 100.0% ...............................................................
$ 304,261,037
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
‡ Level 3 Security.
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of September 30, 2025, was as follows:

MoA FUNDS - SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (96.8%):
Basic Materials (3.3%)
Ashland, Inc. ........... 87,641 $ 4,198,880
Innospec, Inc. .......... 36,041 2,780,924
Quaker Chemical Corp. .. 43,783 5,768,410
12,748,214
Communications (2.2%)
Telephone and Data
Systems, Inc. ........ 208,215 8,170,357
Consumer, Cyclical (9.7%)
First Watch Restaurant
Group, Inc.* ......... 138,729 2,169,722
Fox Factory Holding Corp.* 124,074 3,013,757
Golden Entertainment, Inc. 95,509 2,252,102
Installed Building Products,
Inc. ................ 16,047 3,958,153
Taylor Morrison Home
Corp.* .............. 86,000 5,676,860
Vail Resorts, Inc. ........ 36,652 5,482,040
VSE Corp. ............. 50,113 8,330,785
Wyndham Hotels &
Resorts, Inc. ......... 65,653 5,245,675
36,129,094
Consumer, Non-cyclical (14.5%)
Annexon, Inc.* .......... 467,638 1,426,296
Arlo Technologies, Inc.* .. 275,891 4,676,352
Avidity Biosciences, Inc.* . 56,500 2,461,705
BioLife Solutions, Inc.* ... 277,971 7,091,040
Corcept Therapeutics, Inc.* 44,321 3,683,518
Crimson Wine Group Ltd.* 482,675 2,501,898
First Advantage Corp.* ... 277,812 4,275,527
Krystal Biotech, Inc.* ..... 12,274 2,166,729
Legend Biotech Corp.* ... 34,752 1,133,263
Nomad Foods Ltd. ...... 163,425 2,149,039
Omnicell, Inc.* .......... 73,889 2,249,920
Soleno Therapeutics, Inc.* 18,681 1,262,836
Stevanato Group SpA .... 317,313 8,170,810
Supernus Pharmaceuticals,
Inc.* ................ 104,947 5,015,417
Tarsus Pharmaceuticals,
Inc.* ................ 44,563 2,648,379
Vericel Corp.* .......... 62,395 1,963,571
Xenon Pharmaceuticals,
Inc.* ................ 35,768 1,436,085
54,312,385
Energy (5.3%)
Noble Corp. PLC ........ 78,693 2,225,438
Northern Oil & Gas, Inc. .. 203,782 5,053,794
Ovintiv, Inc. ............ 133,637 5,396,262
Permian Resources Corp. 392,721 5,026,829
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Tidewater, Inc.* ......... 41,597 $ 2,218,368
19,920,691
Financial (39.0%)
American Healthcare REIT,
Inc. ................ 263,883 11,085,725
BancFirst Corp. ......... 29,736 3,760,117
Core Scientific, Inc.* ..... 228,426 4,097,962
Cousins Properties, Inc. .. 123,929 3,586,505
Curbline Properties Corp. . 240,101 5,354,252
Enterprise Financial
Services Corp. ....... 120,079 6,962,180
Essent Group Ltd. ....... 122,799 7,805,104
Essential Properties Realty
Trust, Inc. ........... 81,149 2,414,994
First Financial Bankshares,
Inc. ................ 177,391 5,969,207
German American Bancorp,
Inc. ................ 158,328 6,217,541
Hancock Whitney Corp. .. 115,318 7,220,060
Janus Henderson Group
PLC ................ 151,538 6,744,956
Kite Realty Group Trust .. 223,449 4,982,913
PJT Partners, Inc. Cl A ... 24,080 4,279,738
PotlatchDeltic Corp. ..... 83,698 3,410,694
RLI Corp. .............. 107,120 6,986,366
Sabra Health Care REIT,
Inc. ................ 282,865 5,272,604
Selective Insurance Group,
Inc. ................ 14,015 1,136,196
ServisFirst Bancshares,
Inc. ................ 65,514 5,275,842
South State Bank Corp. ... 66,511 6,575,943
Stifel Financial Corp. ..... 31,298 3,551,384
Stock Yards Bancorp, Inc. 113,522 7,945,405
Terreno Realty Corp. ..... 51,029 2,895,896
TriCo Bancshares ....... 108,864 4,834,650
UMB Financial Corp. ..... 65,020 7,695,117
Wintrust Financial Corp. .. 51,357 6,801,721
Xenia Hotels & Resorts,
Inc. ................ 226,526 3,107,937
145,971,009
Industrial (15.4%)
Arcosa, Inc. ............ 46,797 4,385,347
Enpro, Inc. ............. 37,126 8,390,476
Materion Corp. ......... 23,685 2,861,385
Mercury Systems, Inc.* ... 102,071 7,900,295
Middleby Corp.* ........ 23,294 3,096,471
Mueller Industries, Inc. ... 110,192 11,141,513
Simpson Manufacturing
Co., Inc. ............ 26,618 4,457,450
TTM Technologies, Inc.* .. 115,751 6,667,258

MoA FUNDS - SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
UFP Industries, Inc. ..... 44,121 $ 4,124,872
Vontier Corp. ........... 108,306 4,545,603
57,570,670
Technology (1.7%)
Digi International, Inc.* ... 90,772 3,309,547
I3 Verticals, Inc. Cl A* .... 87,176 2,829,733
6,139,280
Shares Value
COMMON STOCKS (Continued):
Utilities (5.7%)
Black Hills Corp. ........ 86,159 $ 5,306,533
H2O America ........... 100,987 4,918,067
Northwestern Energy
Group, Inc. .......... 90,021 5,276,131
Spire, Inc. ............. 72,574 5,916,232
21,416,963
Total Common Stocks
(Cost: $296,474,356) ....
362,378,663
$296,474,356)96.8% $ 362,378,663
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (3.1%):
U.S. Government (2.6%)
U.S. Treasury Bill ...................... A-1+ 4.04 10/21/25 $ 9,500,000 $ 9,478,731
Commercial Paper (0.5%)
Cargill, Inc. ........................... A-1 4.07 10/01/25 2,000,000 2,000,000
Total Short-Term Debt Securities
(Cost: $11,478,731) .............................................................
11,478,731
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 168,001 $ 168,001
Total Temporary Cash Investment
(Cost: $168,001) ...............................................................
168,001
Total Investments
(Cost: $308,121,088) 99.9% ......................................................
374,025,395
Other Net Assets 0.1% ............................................................
309,811
Net Assets 100.0% ...............................................................
$ 374,335,206
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) Percentage is less than 0.05%.

MoA FUNDS - SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (97.8%):
Basic Materials (2.0%)
Innospec, Inc. .......... 29,823 $ 2,301,143
Quaker Chemical Corp. .. 49,410 6,509,767
8,810,910
Communications (3.5%)
Credo Technology Group
Holding Ltd.* ......... 76,800 11,182,848
Q2 Holdings, Inc.* ....... 54,886 3,973,197
15,156,045
Consumer, Cyclical (8.6%)
First Watch Restaurant
Group, Inc.* ......... 206,714 3,233,007
Golden Entertainment, Inc. 130,420 3,075,303
IMAX Corp.* ........... 77,693 2,544,446
Installed Building Products,
Inc. ................ 22,129 5,458,339
Murphy USA, Inc. ....... 11,877 4,611,364
Ollie's Bargain Outlet
Holdings, Inc.* ....... 25,161 3,230,672
OneSpaWorld Holdings Ltd. 158,798 3,356,990
Taylor Morrison Home
Corp.* .............. 41,510 2,740,075
Vail Resorts, Inc. ........ 35,989 5,382,875
Wingstop, Inc. .......... 6,679 1,680,971
Wyndham Hotels &
Resorts, Inc. ......... 21,019 1,679,418
36,993,460
Consumer, Non-cyclical (27.1%)
Addus HomeCare Corp.* . 53,571 6,320,842
Amicus Therapeutics, Inc.* 259,471 2,044,632
Annexon, Inc.* .......... 503,585 1,535,934
Arlo Technologies, Inc.* .. 349,824 5,929,517
Avidity Biosciences, Inc.* . 78,818 3,434,100
Axsome Therapeutics, Inc.* 39,398 4,784,887
BioLife Solutions, Inc.* ... 290,149 7,401,701
Blueprint Medicines Corp.
—  contingent value
rights* .............. 24,797 0‡
Coca-Cola Consolidated,
Inc. ................ 27,326 3,201,514
Corcept Therapeutics, Inc.* 86,996 7,230,238
First Advantage Corp.* ... 262,427 4,038,752
HealthEquity, Inc.* ....... 41,905 3,971,337
Huron Consulting Group,
Inc.* ................ 34,468 5,058,868
Insmed, Inc.* ........... 55,635 8,011,996
iRhythm Technologies, Inc.* 19,785 3,402,822
Krystal Biotech, Inc.* ..... 19,749 3,486,291
Lantheus Holdings, Inc.* .. 22,988 1,179,055
Legend Biotech Corp.* ... 39,970 1,303,422
LeMaitre Vascular, Inc. ... 42,859 3,750,591
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Madrigal Pharmaceuticals,
Inc.* ................ 11,315 $ 5,189,738
Neogen Corp.* ......... 332,893 1,900,819
Omnicell, Inc.* .......... 31,137 948,122
Option Care Health, Inc.* . 71,625 1,988,310
OrthoPediatrics Corp.* ... 166,985 3,094,232
Soleno Therapeutics, Inc.* 53,674 3,628,362
Stevanato Group SpA .... 312,851 8,055,913
Supernus Pharmaceuticals,
Inc.* ................ 69,039 3,299,374
Tarsus Pharmaceuticals,
Inc.* ................ 67,022 3,983,117
Tenet Healthcare Corp.* .. 24,149 4,903,213
Vericel Corp.* .......... 71,627 2,254,102
Xenon Pharmaceuticals,
Inc.* ................ 50,893 2,043,354
117,375,155
Energy (2.9%)
Expand Energy Corp. .... 24,462 2,598,843
Northern Oil & Gas, Inc. .. 214,965 5,331,132
Tidewater, Inc.* ......... 42,197 2,250,366
Valaris Ltd.* ............ 51,201 2,497,073
12,677,414
Financial (11.1%)
Core Scientific, Inc.* ..... 315,539 5,660,770
Curbline Properties Corp. . 185,600 4,138,880
First Financial Bankshares,
Inc. ................ 201,098 6,766,948
Houlihan Lokey, Inc. ..... 30,140 6,188,345
Phillips Edison & Co., Inc. 83,002 2,849,459
PJT Partners, Inc. Cl A ... 44,814 7,964,792
Primerica, Inc. .......... 15,233 4,228,528
RLI Corp. .............. 36,243 2,363,768
Ryman Hospitality
Properties, Inc. ....... 24,798 2,221,653
ServisFirst Bancshares,
Inc. ................ 67,779 5,458,243
47,841,386
Industrial (27.1%)
Advanced Energy
Industries, Inc. ....... 32,388 5,510,494
Applied Industrial
Technologies, Inc. ..... 26,732 6,978,389
Casella Waste Systems,
Inc. Cl A* ............ 55,800 5,294,304
Chart Industries, Inc.* .... 30,684 6,141,403
EMCOR Group, Inc. ..... 8,225 5,342,466
ESCO Technologies, Inc. . 59,745 12,612,767
Exponent, Inc. .......... 51,920 3,607,402
Fabrinet* .............. 23,224 8,467,935

MoA FUNDS - SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Federal Signal Corp. ..... 86,871 $ 10,336,780
Materion Corp. ......... 21,353 2,579,656
Mercury Systems, Inc.* ... 96,249 7,449,673
Modine Manufacturing Co.* 64,616 9,185,811
Novanta, Inc.* .......... 49,283 4,935,692
RBC Bearings, Inc.* ..... 16,653 6,499,499
Saia, Inc.* ............. 7,593 2,273,040
SPX Technologies, Inc.* .. 16,466 3,075,519
Sterling Infrastructure, Inc.* 37,797 12,838,885
UFP Industries, Inc. ..... 41,153 3,847,394
116,977,109
Technology (14.0%)
Agilysys, Inc.* .......... 66,738 7,024,174
Alkami Technology, Inc.* .. 68,620 1,704,521
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
BlackLine, Inc.* ......... 110,910 $ 5,889,321
CyberArk Software Ltd.* .. 15,981 7,721,220
ExlService Holdings, Inc.* 117,900 5,191,137
Grid Dynamics Holdings,
Inc.* ................ 445,663 3,436,062
Onto Innovation, Inc.* .... 34,322 4,435,089
PDF Solutions, Inc.* ..... 97,748 2,523,853
Rambus, Inc.* .......... 85,690 8,928,898
Simulations Plus, Inc.* ... 86,708 1,306,690
Varonis Systems, Inc.* ... 81,406 4,678,403
Workiva, Inc.* .......... 89,877 7,736,612
60,575,980
Utilities (1.5%)
Chesapeake Utilities Corp. 46,767 6,299,047
Total Common Stocks
(Cost: $321,500,543) ....
422,706,506
$321,500,543)97.8% $ 422,706,506
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (2.6%):
U.S. Government (2.3%)
U.S. Treasury Bill ...................... A-1+ 4.03 10/14/25 $ 5,500,000 $ 5,492,020
U.S. Treasury Bill ...................... A-1+ 4.04 10/21/25 4,250,000 4,240,485
9,732,505
Commercial Paper (0.3%)
Novartis Finance Corp. ................. A-1+ 4.04 10/01/25 1,300,000 1,300,000
Total Short-Term Debt Securities
(Cost: $11,032,505) .............................................................
11,032,505
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 5,366 $ 5,366
Total Temporary Cash Investment
(Cost: $5,366) .................................................................
5,366
Total Investments
(Cost: $332,538,414) 100.4% ....................................................
433,744,377
Other Net Assets -0.4% ............................................................
(1,517,503)
Net Assets 100.0% ...............................................................
$ 432,226,874

MoA FUNDS - SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
* Non-income producing security.
‡ Level 3 Security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) Percentage is less than 0.05%.

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS ( 100 .0% ):
Basic Materials ( 3 .8% )
AdvanSix, Inc. .......... 3,007 $ 58,276
Balchem Corp. ......... 3,636 545,618
Celanese Corp. ......... 12,266 516,153
Century Aluminum Co. * .. 5,960 174,986
Chemours Co. .......... 16,769 265,621
Element Solutions, Inc. ... 25,441 640,350
FMC Corp. ............ 13,992 470,551
Hawkins, Inc. ........... 2,339 427,382
HB Fuller Co. .......... 6,045 358,348
Hecla Mining Co. ....... 74,067 896,211
Ingevity Corp. * ......... 4,085 225,451
Innospec, Inc. .......... 2,782 214,659
Kaiser Aluminum Corp. ... 1,795 138,502
Koppers Holdings, Inc. ... 2,209 61,852
Minerals Technologies, Inc. 3,515 218,352
Quaker Chemical Corp. .. 1,539 202,763
Rogers Corp. * .......... 1,888 151,908
Sensient Technologies
Corp. ............... 4,757 446,444
Stepan Co. ............ 2,407 114,814
Sylvamo Corp. ......... 3,799 167,992
6,296,233
Communications ( 4 .7% )
A10 Networks, Inc. ...... 8,082 146,688
Angi, Inc. * ............. 4,123 67,040
Cable One, Inc. ......... 517 91,535
Calix, Inc. * ............. 6,657 408,540
Cargurus, Inc. * ......... 9,526 354,653
Cars.com, Inc. * ......... 6,401 78,220
Cogent Communications
Holdings, Inc. ........ 5,324 204,175
ePlus, Inc. ............. 2,953 209,693
Etsy, Inc. * ............. 11,102 737,062
Extreme Networks, Inc. * .. 14,793 305,475
Gogo, Inc. * ............ 8,361 71,821
Harmonic, Inc. * ......... 12,743 129,724
HealthStream, Inc. ...... 2,656 75,005
IAC, Inc. * .............. 7,581 258,285
InterDigital, Inc. ......... 2,890 997,715
Liquidity Services, Inc. * ... 2,659 72,936
Lumen Technologies, Inc. * 105,749 647,184
Q2 Holdings, Inc. * ....... 6,995 506,368
QuinStreet, Inc. * ........ 6,380 98,699
Scholastic Corp. ........ 2,529 69,244
Shenandoah
Telecommunications Co. 5,104 68,496
Shutterstock, Inc. ....... 2,702 56,337
Sprinklr, Inc. Cl A * ....... 13,600 104,992
TEGNA, Inc. ........... 18,021 366,367
Telephone and Data
Systems, Inc. ........ 11,009 431,993
Thryv Holdings, Inc. * ..... 4,626 55,790
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
TripAdvisor, Inc. * ........ 13,009 $ 211,526
Viasat, Inc. * ............ 15,040 440,672
Viavi Solutions, Inc. * ..... 25,007 317,339
Yelp, Inc. * ............. 6,711 209,383
Ziff Davis, Inc. * ......... 4,593 174,993
7,967,950
Consumer, Cyclical ( 13 .9% )
Academy Sports &
Outdoors, Inc. ........ 7,446 372,449
Acushnet Holdings Corp. . 3,088 242,377
Adient PLC * ........... 9,101 219,152
Advance Auto Parts, Inc. . 6,719 412,547
Allegiant Travel Co. * ..... 1,511 91,823
American Axle &
Manufacturing Holdings,
Inc. * ................ 13,292 79,885
American Eagle Outfitters,
Inc. ................ 18,050 308,836
Asbury Automotive Group,
Inc. * ................ 2,202 538,279
BJ's Restaurants, Inc. * ... 2,478 75,653
Bloomin' Brands, Inc. .... 8,576 61,490
Boot Barn Holdings, Inc. * . 3,423 567,260
BorgWarner, Inc. ........ 24,240 1,065,590
Brinker International, Inc. * 4,979 630,740
Buckle, Inc. ............ 3,374 197,919
Caesars Entertainment,
Inc. * ................ 23,299 629,655
Caleres, Inc. ........... 3,786 49,369
Carter's, Inc. ........... 4,081 115,166
Cavco Industries, Inc. * ... 887 515,108
Century Communities, Inc. 2,892 183,266
Champion Homes, Inc. * .. 6,289 480,291
Cheesecake Factory, Inc. . 5,133 280,467
Cinemark Holdings, Inc. .. 11,469 321,361
Cracker Barrel Old Country
Store, Inc. ........... 2,494 109,886
Dana, Inc. ............. 14,691 294,408
Dave & Buster's
Entertainment, Inc. * ... 3,021 54,861
Dorman Products, Inc. * ... 3,112 485,099
Dream Finders Homes, Inc.
Cl A * ............... 3,229 83,696
Ethan Allen Interiors, Inc. . 2,592 76,360
Fox Factory Holding Corp. * 4,682 113,726
Freshpet, Inc. * .......... 5,464 301,121
Gentherm, Inc. * ......... 3,419 116,451
G-III Apparel Group Ltd. * . 4,269 113,598
Golden Entertainment, Inc. 2,198 51,829
Green Brick Partners, Inc. * 3,416 252,306
Group 1 Automotive, Inc. . 1,420 621,264
Guess?, Inc. ........... 3,438 57,449

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Hanesbrands, Inc. * ...... 39,629 $ 261,155
HNI Corp. ............. 5,135 240,575
Installed Building Products,
Inc. ................ 2,556 630,463
Interface, Inc. .......... 6,538 189,210
JetBlue Airways Corp. * ... 32,589 160,338
Kohl's Corp. ........... 12,551 192,909
Kontoor Brands, Inc. ..... 5,727 456,843
La-Z-Boy, Inc. .......... 4,611 158,250
LCI Industries .......... 2,716 252,995
Leggett & Platt, Inc. ..... 15,162 134,639
LGI Homes, Inc. * ....... 2,273 117,537
M/I Homes, Inc. * ........ 2,956 426,965
Madison Square Garden
Sports Corp. * ........ 2,008 455,816
MarineMax, Inc. * ........ 2,116 53,598
Meritage Homes Corp. ... 7,971 577,340
MillerKnoll, Inc. ......... 7,596 134,753
Monarch Casino & Resort,
Inc. ................ 1,391 147,223
National Vision Holdings,
Inc. * ................ 8,871 258,944
Newell Brands, Inc. ...... 46,946 245,997
OPENLANE, Inc. * ....... 11,908 342,712
Oxford Industries, Inc. .... 1,573 63,769
Papa John's International,
Inc. ................ 3,669 176,662
Patrick Industries, Inc. ... 3,728 385,587
PC Connection, Inc. ..... 1,280 79,347
Penn Entertainment, Inc. * . 15,738 303,114
Phinia, Inc. ............ 4,358 250,498
PriceSmart, Inc. ........ 2,822 341,998
Pursuit Attractions and
Hospitality, Inc. * ...... 2,407 87,085
Resideo Technologies, Inc. * 15,331 661,993
Rush Enterprises, Inc. Cl A 6,860 366,804
Sabre Corp. * ........... 44,192 80,871
Sally Beauty Holdings, Inc. * 11,083 180,431
ScanSource, Inc. * ....... 2,329 102,453
Shake Shack, Inc. Cl A * .. 4,508 421,994
Shoe Carnival, Inc. ...... 1,990 41,372
Signet Jewelers Ltd. ..... 4,609 442,095
Six Flags Entertainment
Corp. * .............. 11,345 257,758
SkyWest, Inc. * .......... 4,523 455,104
Sonic Automotive, Inc. Cl A 1,660 126,309
Sonos, Inc. * ............ 13,541 213,948
Standard Motor Products,
Inc. ................ 2,340 95,519
Steven Madden Ltd. ..... 8,138 272,460
Sun Country Airlines
Holdings, Inc. * ....... 5,972 70,529
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Titan International, Inc. * .. 5,368 $ 40,582
Topgolf Callaway Brands
Corp. * .............. 15,653 148,704
Tri Pointe Homes, Inc. * ... 9,802 332,974
UniFirst Corp. .......... 1,679 280,712
United Parks & Resorts,
Inc. * ................ 3,081 159,288
Urban Outfitters, Inc. * .... 6,025 430,366
Victoria's Secret & Co. * ... 8,945 242,767
Wendy's Co. ........... 17,718 162,297
Winnebago Industries, Inc. 3,140 105,002
Wolverine World Wide, Inc. 9,102 249,759
XPEL, Inc. * ............ 2,821 93,290
23,332,440
Consumer, Non-cyclical ( 16 .6% )
ABM Industries, Inc. ..... 6,974 321,641
Acadia Healthcare Co.,
Inc. * ................ 10,344 256,117
ACADIA Pharmaceuticals,
Inc. * ................ 13,985 298,440
AdaptHealth Corp. * ...... 12,010 107,490
Addus HomeCare Corp. * . 2,035 240,110
ADMA Biologics, Inc. * .... 26,731 391,876
Adtalem Global Education,
Inc. * ................ 4,028 622,125
Alarm.com Holdings, Inc. * 5,590 296,717
Alkermes PLC * ......... 18,492 554,760
AMN Healthcare Services,
Inc. * ................ 4,293 83,113
Amphastar
Pharmaceuticals, Inc. * . 4,010 106,867
Andersons, Inc. ......... 3,805 151,477
ANI Pharmaceuticals, Inc. * 1,936 177,338
Arcus Biosciences, Inc. * .. 7,749 105,386
Arlo Technologies, Inc. * .. 11,691 198,162
Arrowhead
Pharmaceuticals, Inc. * . 15,487 534,147
Artivion, Inc. * ........... 4,651 196,923
Astrana Health, Inc. * ..... 4,810 136,364
Avanos Medical, Inc. * .... 5,198 60,089
Azenta, Inc. * ........... 4,570 131,250
BioLife Solutions, Inc. * ... 4,347 110,892
Cal-Maine Foods, Inc. .... 5,107 480,569
Catalyst Pharmaceuticals,
Inc. * ................ 12,887 253,874
Central Garden & Pet Co. * 908 29,646
Central Garden & Pet Co.
Cl A * ............... 5,782 170,742
Certara, Inc. * ........... 13,494 164,897
Chefs' Warehouse, Inc. * .. 4,064 237,053
Collegium Pharmaceutical,
Inc. * ................ 3,529 123,480

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Concentra Group Holdings
Parent, Inc. .......... 13,352 $ 279,457
CONMED Corp. ........ 3,467 163,053
Corcept Therapeutics, Inc. * 10,505 873,071
CoreCivic, Inc. * ......... 11,993 244,058
CorVel Corp. * .......... 3,506 271,435
Cytek Biosciences, Inc. * .. 12,256 42,528
Deluxe Corp. ........... 5,028 97,342
Dynavax Technologies
Corp. * .............. 11,165 110,868
Edgewell Personal Care
Co. ................ 5,205 105,974
Embecta Corp. ......... 6,551 92,435
Enovis Corp. * .......... 6,403 194,267
EVERTEC, Inc. ......... 7,167 242,101
Fortrea Holdings, Inc. * ... 10,171 85,640
Fresh Del Monte Produce,
Inc. ................ 3,708 128,742
GEO Group, Inc. * ....... 15,549 318,599
Glaukos Corp. * ......... 6,424 523,877
Grocery Outlet Holding
Corp. * .............. 10,989 176,373
Harmony Biosciences
Holdings, Inc. * ....... 4,447 122,559
Healthcare Services Group,
Inc. * ................ 8,111 136,508
Heidrick & Struggles
International, Inc. ..... 2,323 115,616
Helen of Troy Ltd. * ...... 2,571 64,789
Hertz Global Holdings, Inc. * 13,925 94,690
ICU Medical, Inc. * ....... 2,765 331,689
Innoviva, Inc. * .......... 6,706 122,385
Inspire Medical Systems,
Inc. * ................ 3,015 223,713
Integer Holdings Corp. * .. 3,925 405,570
Integra LifeSciences
Holdings Corp. * ...... 7,506 107,561
Interparfums, Inc. ....... 2,051 201,777
J & J Snack Foods Corp. . 1,745 167,677
John B Sanfilippo & Son,
Inc. ................ 1,026 65,951
John Wiley & Sons, Inc.
Cl A ................ 4,592 185,838
Korn Ferry ............. 5,862 410,223
Krystal Biotech, Inc. * ..... 2,885 509,289
LeMaitre Vascular, Inc. ... 2,333 204,161
Ligand Pharmaceuticals,
Inc. * ................ 2,195 388,822
ManpowerGroup, Inc. .... 5,185 196,512
MarketAxess Holdings, Inc. 4,185 729,236
Matthews International
Corp. Cl A ........... 3,449 83,742
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Merit Medical Systems,
Inc. * ................ 6,634 $ 552,148
MGP Ingredients, Inc. .... 1,574 38,075
Mister Car Wash, Inc. * ... 10,998 58,619
Monro, Inc. ............ 3,358 60,343
Myriad Genetics, Inc. * .... 10,423 75,358
National Beverage Corp. * . 2,622 96,804
National HealthCare Corp. 1,389 168,777
Neogen Corp. * ......... 24,331 138,930
NeoGenomics, Inc. * ..... 14,470 111,708
OmniAb, Inc. Cl CR3 * .... 1,207 0 ‡
OmniAb, Inc. Cl CR4 * .... 1,207 0 ‡
Omnicell, Inc. * .......... 5,145 156,665
Organon & Co. ......... 29,121 311,012
Pacira BioSciences, Inc. * . 5,033 129,700
Payoneer Global, Inc. * ... 32,693 197,793
Pediatrix Medical Group,
Inc. * ................ 9,565 160,214
Perdoceo Education Corp. 6,839 257,557
Phibro Animal Health Corp.
Cl A ................ 2,282 92,330
Premier, Inc. Cl A ....... 9,224 256,427
Prestige Consumer
Healthcare, Inc. * ...... 5,513 344,011
Privia Health Group, Inc. * . 12,923 321,783
PROG Holdings, Inc. .... 4,430 143,355
Progyny, Inc. * .......... 8,957 192,755
Protagonist Therapeutics,
Inc. * ................ 6,551 435,183
Quanex Building Products
Corp. ............... 5,121 72,821
QuidelOrtho Corp. * ...... 7,606 223,997
RadNet, Inc. * ........... 7,754 590,932
Reynolds Consumer
Products, Inc. ........ 6,125 149,879
Robert Half, Inc. ........ 11,200 380,576
Sarepta Therapeutics, Inc. * 10,945 210,910
Select Medical Holdings
Corp. ............... 12,361 158,715
Simply Good Foods Co. * . 10,361 257,160
STAAR Surgical Co. * .... 5,551 149,155
Strategic Education, Inc. .. 2,650 227,927
Stride, Inc. * ............ 4,822 718,189
Supernus Pharmaceuticals,
Inc. * ................ 6,281 300,169
Tandem Diabetes Care,
Inc. * ................ 7,569 91,888
Teleflex, Inc. ........... 4,950 605,682
TG Therapeutics, Inc. * ... 15,199 549,064
Tootsie Roll Industries, Inc. 2,201 92,266
TransMedics Group, Inc. * . 3,819 428,492
TreeHouse Foods, Inc. * .. 4,978 100,605

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
UFP Technologies, Inc. * .. 864 $ 172,454
United Natural Foods, Inc. * 6,784 255,214
Universal Corp. ......... 2,788 155,766
Upbound Group, Inc. .... 5,837 137,928
US Physical Therapy, Inc. . 1,703 144,670
USANA Health Sciences,
Inc. * ................ 1,208 33,280
Veracyte, Inc. * .......... 8,813 302,550
Vericel Corp. * .......... 5,652 177,868
Verra Mobility Corp. * ..... 17,871 441,414
Vestis Corp. ............ 12,553 56,865
Vir Biotechnology, Inc. * ... 10,581 60,418
WD-40 Co. ............ 1,516 299,562
WillScot Holdings Corp. .. 20,395 430,538
Xencor, Inc. * ........... 7,989 93,711
27,729,885
Energy ( 5 .1% )
Alpha Metallurgical
Resources, Inc. * ...... 1,228 201,503
Archrock, Inc. .......... 19,695 518,175
Atlas Energy Solutions, Inc. 8,594 97,714
Bristow Group, Inc. * ..... 2,808 101,313
California Resources Corp. 8,155 433,683
Comstock Resources, Inc. * 8,864 175,773
Core Laboratories, Inc. ... 5,253 64,927
Core Natural Resources,
Inc. ................ 5,766 481,346
Crescent Energy Co. Cl A . 20,820 185,714
CVR Energy, Inc. ....... 3,378 123,229
DNOW, Inc. * ........... 11,998 182,970
Enphase Energy, Inc. * ... 14,646 518,322
Helix Energy Solutions
Group, Inc. * ......... 15,312 100,447
Helmerich & Payne, Inc. .. 11,139 246,061
Innovex International, Inc. * 4,314 79,982
Kinetik Holdings, Inc. .... 4,889 208,956
Kodiak Gas Services, Inc. 7,372 272,543
Liberty Energy, Inc. ...... 18,142 223,872
Magnolia Oil & Gas Corp.
Cl A ................ 20,756 495,446
Noble Corp. PLC ........ 14,055 397,475
Northern Oil & Gas, Inc. .. 10,880 269,824
Oceaneering International,
Inc. * ................ 11,225 278,155
Par Pacific Holdings, Inc. * 5,692 201,611
Patterson-UTI Energy, Inc. 39,262 203,377
Peabody Energy Corp. ... 13,621 361,229
REX American Resources
Corp. * .............. 3,173 97,157
RPC, Inc. .............. 9,963 47,424
SM Energy Co. ......... 12,877 321,539
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
SolarEdge Technologies,
Inc. * ................ 6,651 $ 246,087
SunCoke Energy, Inc. .... 9,484 77,389
Sunrun, Inc. * ........... 25,846 446,877
Talos Energy, Inc. * ...... 14,478 138,844
Tidewater, Inc. * ......... 5,156 274,969
Vital Energy, Inc. * ....... 3,260 55,061
Warrior Met Coal, Inc. .... 5,889 374,776
8,503,770
Financial ( 27 .6% )
Acadia Realty Trust ...... 14,676 295,721
Acadian Asset
Management, Inc. ..... 2,969 142,987
Adamas Trust, Inc. ...... 9,409 65,581
Air Lease Corp. ......... 11,768 749,033
Alexander & Baldwin, Inc. . 8,150 148,248
American Assets Trust, Inc. 5,290 107,493
Ameris Bancorp ........ 7,194 527,392
AMERISAFE, Inc. ....... 2,126 93,204
Apollo Commercial Real
Estate Finance, Inc. ... 14,630 148,202
Apple Hospitality REIT, Inc. 24,689 296,515
Arbor Realty Trust, Inc. ... 21,541 263,016
Armada Hoffler Properties,
Inc. ................ 8,979 62,943
ARMOUR Residential REIT,
Inc. ................ 12,609 188,378
Artisan Partners Asset
Management, Inc. Cl A . 7,894 342,600
Assured Guaranty Ltd. ... 5,011 424,181
Atlantic Union Bankshares
Corp. ............... 15,964 563,370
Axos Financial, Inc. * ..... 6,315 534,565
Banc of California, Inc. ... 14,685 243,037
BancFirst Corp. ......... 2,313 292,479
Bancorp, Inc. * .......... 5,160 386,432
Bank of Hawaii Corp. .... 4,455 292,426
BankUnited, Inc. ........ 8,425 321,498
Banner Corp. ........... 3,874 253,747
Beacon Financial Corp. .. 9,312 220,788
BGC Group, Inc. Cl A .... 40,871 386,640
Blackstone Mortgage Trust,
Inc. Cl A ............ 17,863 328,858
Brandywine Realty Trust .. 19,457 81,136
Bread Financial Holdings,
Inc. ................ 5,225 291,398
Capitol Federal Financial,
Inc. ................ 13,688 86,919
CareTrust REIT, Inc. ..... 24,677 855,798
Cathay General Bancorp . 7,740 371,597
Centerspace ........... 1,877 110,555

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Central Pacific Financial
Corp. ............... 3,022 $ 91,687
City Holding Co. ........ 1,624 201,165
Cleanspark, Inc. * ....... 31,486 456,547
Cohen & Steers, Inc. ..... 3,085 202,407
Community Financial
System, Inc. ......... 5,921 347,207
Curbline Properties Corp. . 10,843 241,799
Cushman & Wakefield
PLC * ............... 25,935 412,885
Customers Bancorp, Inc. * . 3,294 215,329
CVB Financial Corp. ..... 14,512 274,422
DiamondRock Hospitality
Co. ................ 22,958 182,746
Dime Community
Bancshares, Inc. ...... 4,572 136,383
Douglas Emmett, Inc. .... 18,757 292,046
Eagle Bancorp, Inc. ..... 3,096 62,601
Easterly Government
Properties, Inc. ....... 4,821 110,546
Ellington Financial, Inc. ... 11,190 145,246
Elme Communities ...... 9,876 166,509
Employers Holdings, Inc. . 2,634 111,892
Enact Holdings, Inc. ..... 3,305 126,714
Encore Capital Group, Inc. * 2,578 107,606
Enova International, Inc. * . 2,802 322,482
Essential Properties Realty
Trust, Inc. ........... 22,195 660,523
eXp World Holdings, Inc. . 10,039 107,016
EZCORP, Inc. Cl A * ...... 6,489 123,551
FB Financial Corp. ...... 4,705 262,257
First Bancorp ........... 4,644 245,621
First BanCorp .......... 17,857 393,747
First Commonwealth
Financial Corp. ....... 11,672 199,008
First Financial Bancorp ... 10,726 270,831
First Hawaiian, Inc. ...... 13,960 346,627
Four Corners Property
Trust, Inc. ........... 11,702 285,529
Franklin BSP Realty Trust,
Inc. ................ 9,216 100,086
Fulton Financial Corp. .... 20,399 380,033
Genworth Financial, Inc. * . 45,975 409,177
Getty Realty Corp. ...... 5,832 156,473
Global Net Lease, Inc. ... 22,260 180,974
Goosehead Insurance, Inc.
Cl A ................ 2,840 211,353
HA Sustainable
Infrastructure Capital,
Inc. ................ 13,880 426,116
Hanmi Financial Corp. ... 3,346 82,613
HCI Group, Inc. ......... 1,203 230,892
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Heritage Financial Corp. .. 3,803 $ 91,995
Highwoods Properties, Inc. 12,106 385,213
Hilltop Holdings, Inc. ..... 4,940 165,095
Hope Bancorp, Inc. ...... 14,358 154,636
Horace Mann Educators
Corp. ............... 4,559 205,930
Independent Bank Corp. .. 5,591 386,729
Innovative Industrial
Properties, Inc. ....... 3,139 168,188
iShares Core S&P Small-
Cap ETF ............ 21,915 2,604,159
Jackson Financial, Inc. Cl A 7,802 789,796
JBG SMITH Properties ... 6,914 153,836
Kennedy-Wilson Holdings,
Inc. ................ 13,439 111,812
KKR Real Estate Finance
Trust, Inc. ........... 6,106 54,954
Lakeland Financial Corp. . 2,860 183,612
Lincoln National Corp. ... 18,900 762,237
LTC Properties, Inc. ..... 5,145 189,645
LXP Industrial Trust ...... 33,133 296,872
Macerich Co. ........... 28,312 515,278
MARA Holdings, Inc. * .... 41,498 757,753
Marcus & Millichap, Inc. .. 2,707 79,450
Medical Properties Trust,
Inc. ................ 55,213 279,930
Mercury General Corp. ... 2,978 252,475
Millrose Properties, Inc. .. 13,472 452,794
Moelis & Co. Cl A ....... 8,309 592,598
Mr Cooper Group, Inc. ... 7,168 1,510,943
National Bank Holdings
Corp. Cl A ........... 4,262 164,684
Navient Corp. .......... 7,685 101,058
NBT Bancorp, Inc. ....... 5,869 245,089
NexPoint Residential Trust,
Inc. ................ 2,443 78,713
NMI Holdings, Inc. * ...... 8,690 333,175
Northwest Bancshares, Inc. 16,378 202,923
OFG Bancorp .......... 4,987 216,885
Outfront Media, Inc. ..... 16,297 298,561
Palomar Holdings, Inc. * .. 3,000 350,250
Park National Corp. ..... 1,602 260,373
Pathward Financial, Inc. .. 2,571 190,280
Pebblebrook Hotel Trust .. 13,282 151,282
PennyMac Mortgage
Investment Trust ...... 9,747 119,498
Phillips Edison & Co., Inc. 14,069 482,989
Piper Sandler Cos. ...... 1,862 646,095
PJT Partners, Inc. Cl A ... 2,723 483,959
PRA Group, Inc. * ....... 4,377 67,581
Preferred Bank ......... 1,289 116,513
ProAssurance Corp. * .... 5,759 138,158

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Provident Financial
Services, Inc. ........ 14,632 $ 282,105
Radian Group, Inc. ...... 15,173 549,566
Ready Capital Corp. ..... 17,303 66,963
Redwood Trust, Inc. ..... 14,475 83,810
Renasant Corp. ......... 10,644 392,657
Ryman Hospitality
Properties, Inc. ....... 7,057 632,237
S&T Bancorp, Inc. ....... 4,295 161,449
Safehold, Inc. .......... 5,144 79,681
Safety Insurance Group,
Inc. ................ 1,668 117,911
Saul Centers, Inc. ....... 1,392 44,363
Seacoast Banking Corp. of
Florida .............. 9,721 295,810
ServisFirst Bancshares,
Inc. ................ 5,629 453,303
Simmons First National
Corp. Cl A ........... 16,209 310,727
SiriusPoint Ltd. * ........ 11,640 210,568
SITE Centers Corp. ..... 5,875 52,934
SL Green Realty Corp. ... 7,956 475,848
Southside Bancshares, Inc. 3,167 89,468
St Joe Co. ............. 4,476 221,472
Stellar Bancorp, Inc. ..... 5,177 157,070
StepStone Group, Inc. Cl A 8,095 528,684
Stewart Information
Services Corp. ....... 3,136 229,931
StoneX Group, Inc. * ..... 5,201 524,885
Summit Hotel Properties,
Inc. ................ 11,861 65,117
Sunstone Hotel Investors,
Inc. ................ 21,280 199,394
Tanger, Inc. ............ 12,677 428,990
Terreno Realty Corp. ..... 11,572 656,711
Tompkins Financial Corp. . 1,423 94,217
Triumph Financial, Inc. * .. 2,488 124,499
Trupanion, Inc. * ......... 3,757 162,603
TrustCo Bank Corp. ..... 2,112 76,666
Trustmark Corp. ........ 6,762 267,775
Two Harbors Investment
Corp. ............... 11,665 115,134
United Community Banks,
Inc. ................ 13,607 426,579
United Fire Group, Inc. ... 2,456 74,711
Universal Health Realty
Income Trust ......... 1,430 56,013
Urban Edge Properties ... 14,091 288,443
Veris Residential, Inc. .... 9,097 138,274
Veritex Holdings, Inc. .... 6,132 205,606
Victory Capital Holdings,
Inc. Cl A ............ 5,536 358,511
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Virtu Financial, Inc. Cl A .. 8,906 $ 316,163
Virtus Investment Partners,
Inc. ................ 711 135,111
WaFd, Inc. ............. 8,826 267,340
Walker & Dunlop, Inc. .... 3,816 319,094
Westamerica BanCorp ... 2,852 142,571
Whitestone REIT ........ 5,029 61,756
WisdomTree, Inc. ....... 13,470 187,233
World Acceptance Corp. * . 349 59,030
WSFS Financial Corp. ... 6,269 338,087
Xenia Hotels & Resorts,
Inc. ................ 10,729 147,202
46,225,651
Industrial ( 17 .8% )
AAR Corp. * ............ 3,969 355,900
Advanced Energy
Industries, Inc. ....... 4,218 717,651
Alamo Group, Inc. ....... 1,207 230,416
Albany International Corp.
Cl A ................ 3,304 176,103
American Woodmark
Corp. * .............. 1,631 108,886
Apogee Enterprises, Inc. . 2,412 105,091
ArcBest Corp. .......... 2,546 177,889
Arcosa, Inc. ............ 5,494 514,843
Armstrong World Industries,
Inc. ................ 4,846 949,864
Astec Industries, Inc. .... 2,562 123,309
AZZ, Inc. .............. 3,362 366,895
Badger Meter, Inc. ...... 3,301 589,493
Benchmark Electronics,
Inc. ................ 4,023 155,087
Boise Cascade Co. ...... 4,182 323,352
Brady Corp. Cl A ........ 4,904 382,659
Cactus, Inc. Cl A ........ 7,682 303,209
CSW Industrials, Inc. .... 1,882 456,856
CTS Corp. ............. 3,302 131,882
Dorian LPG Ltd. ........ 4,108 122,418
DXP Enterprises, Inc. * ... 1,424 169,556
Dycom Industries, Inc. * ... 3,240 945,302
Energizer Holdings, Inc. .. 6,806 169,401
Enerpac Tool Group Corp. 6,042 247,722
Enpro, Inc. ............. 2,358 532,908
Enviri Corp. * ........... 9,034 114,641
ESCO Technologies, Inc. . 2,893 610,741
Everus Construction Group,
Inc. * ................ 5,714 489,976
Federal Signal Corp. ..... 6,810 810,322
Forward Air Corp. * ...... 2,449 62,792
Franklin Electric Co., Inc. . 4,285 407,932
Frontdoor, Inc. * ......... 8,160 549,086
Gates Industrial Corp. PLC * 28,854 716,156

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Gibraltar Industries, Inc. * . 3,306 $ 207,617
Granite Construction, Inc. . 4,905 537,833
Greenbrier Cos., Inc. .... 3,460 159,748
Griffon Corp. ........... 4,381 333,613
Hayward Holdings, Inc. * .. 22,333 337,675
Heartland Express, Inc. .. 5,116 42,872
Hillenbrand, Inc. ........ 7,895 213,481
Hub Group, Inc. Cl A ..... 6,793 233,951
Ichor Holdings Ltd. * ..... 3,845 67,364
Insteel Industries, Inc. .... 2,174 83,351
International Seaways, Inc. 4,534 208,927
Itron, Inc. * ............. 5,121 637,872
JBT Marel Corp. ........ 5,822 817,700
Kadant, Inc. ............ 1,319 392,508
Kennametal, Inc. ........ 8,516 178,240
Knowles Corp. * ......... 9,621 224,266
Lindsay Corp. .......... 1,217 171,062
Marten Transport Ltd. .... 6,483 69,109
Masterbrand, Inc. * ...... 14,196 186,961
Materion Corp. ......... 2,322 280,521
Matson, Inc. ........... 3,561 351,079
Mercury Systems, Inc. * ... 5,906 457,124
Metallus, Inc. * .......... 4,029 66,599
Mirion Technologies, Inc. * . 27,457 638,650
Moog, Inc. Cl A ......... 3,184 661,221
Mueller Water Products,
Inc. Cl A ............ 17,508 446,804
MYR Group, Inc. * ....... 1,739 361,764
National Presto Industries,
Inc. ................ 593 66,505
O-I Glass, Inc. * ......... 17,259 223,849
OSI Systems, Inc. * ...... 1,768 440,656
Plexus Corp. * .......... 3,023 437,398
Powell Industries, Inc. .... 1,055 321,575
Proto Labs, Inc. * ........ 2,674 133,780
Ralliant Corp. .......... 12,629 552,266
RXO, Inc. * ............. 18,369 282,515
Sanmina Corp. * ........ 5,969 687,092
Schneider National, Inc.
Cl B ................ 5,579 118,052
Sealed Air Corp. ........ 16,477 582,462
SPX Technologies, Inc. * .. 5,533 1,033,454
Standex International Corp. 1,352 286,489
Sterling Infrastructure, Inc. * 3,408 1,157,629
Sturm Ruger & Co., Inc. .. 1,810 78,681
Tennant Co. ............ 2,069 167,713
Trinity Industries, Inc. .... 9,055 253,902
TTM Technologies, Inc. * .. 11,573 666,605
Uniti Group, Inc. * ....... 20,045 122,675
Vicor Corp. * ............ 2,565 127,532
Vishay Intertechnology, Inc. 13,833 211,645
Werner Enterprises, Inc. .. 6,702 176,397
World Kinect Corp. ...... 6,222 161,461
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Worthington Enterprises,
Inc. ................ 3,516 $ 195,103
Worthington Steel, Inc. ... 3,647 110,832
Zurn Elkay Water Solutions
Corp. ............... 16,704 785,589
29,868,107
Technology ( 8 .5% )
ACI Worldwide, Inc. * ..... 11,559 609,968
ACM Research, Inc. Cl A * 5,896 230,710
Adeia, Inc. ............. 12,251 205,817
Agilysys, Inc. * .......... 2,842 299,120
Alpha & Omega
Semiconductor Ltd. * ... 2,767 77,365
Amentum Holdings, Inc. * . 17,172 411,269
Axcelis Technologies, Inc. * 3,519 343,595
BlackLine, Inc. * ......... 5,823 309,201
Box, Inc. Cl A * .......... 16,221 523,452
CEVA, Inc. * ............ 2,675 70,647
Clear Secure, Inc. Cl A ... 9,718 324,387
Cohu, Inc. * ............ 5,229 106,306
Corsair Gaming, Inc. * .... 5,226 46,616
CSG Systems International,
Inc. ................ 3,071 197,711
Digi International, Inc. * ... 4,158 151,601
DigitalOcean Holdings,
Inc. * ................ 7,648 261,256
Diodes, Inc. * ........... 5,202 276,798
Donnelley Financial
Solutions, Inc. * ....... 3,080 158,404
DoubleVerify Holdings,
Inc. * ................ 15,213 182,252
DXC Technology Co. * .... 20,051 273,295
FormFactor, Inc. * ....... 8,638 314,596
Grid Dynamics Holdings,
Inc. * ................ 7,398 57,039
Impinj, Inc. * ............ 2,900 524,175
Insight Enterprises, Inc. * .. 3,525 399,770
Kulicke & Soffa Industries,
Inc. ................ 5,841 237,378
LiveRamp Holdings, Inc. * . 7,349 199,452
MaxLinear, Inc. * ........ 9,169 147,437
N-able, Inc. * ........... 8,383 65,387
NCR Atleos Corp. * ...... 8,243 324,032
NCR Voyix Corp. * ....... 15,485 194,337
NetScout Systems, Inc. * .. 7,649 197,574
PDF Solutions, Inc. * ..... 3,583 92,513
Penguin Solutions, Inc. * .. 5,342 140,388
Photronics, Inc. * ........ 6,738 154,637
Pitney Bowes, Inc. ...... 17,738 202,391
Progress Software Corp. . 4,829 212,138
Qorvo, Inc. * ............ 9,445 860,251
Sandisk Corp. * ......... 15,462 1,734,836

MoA FUNDS - SMALL CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Schrodinger, Inc. * ....... 6,280 $ 125,977
Semtech Corp. * ........ 9,705 693,422
SiTime Corp. * .......... 2,447 737,306
SPS Commerce, Inc. * .... 4,246 442,178
Teradata Corp. * ......... 10,586 227,705
Ultra Clean Holdings, Inc. * 5,079 138,403
Veeco Instruments, Inc. * .. 6,739 205,068
Waystar Holding Corp. * .. 12,856 487,500
14,175,660
Utilities ( 2 .0% )
American States Water Co. 4,314 316,302
Avista Corp. ........... 9,086 343,542
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
California Water Service
Group .............. 6,674 $ 306,270
Chesapeake Utilities Corp. 2,637 355,177
Clearway Energy, Inc. Cl A 3,877 104,408
Clearway Energy, Inc. Cl C 9,327 263,488
H2O America ........... 3,676 179,021
MDU Resources Group,
Inc. ................ 22,888 407,635
MGE Energy, Inc. ....... 4,093 344,549
Middlesex Water Co. ..... 2,018 109,214
Northwest Natural Holding
Co. ................ 4,586 206,049
Otter Tail Corp. ......... 4,694 384,767
Unitil Corp. ............ 1,981 94,811
3,415,233
Total Common Stocks
(Cost: $ 146,245,465 ) ....
167,514,929
$146,245,465)100.0% $ 167,514,929
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 30,606 $ 30,606
Total Temporary Cash Investment
(Cost: $ 30,606 ) ................................................................
30,606
Total Investments
(Cost: $ 146,276,071 ) 100 .0% ....................................................
167,545,535
Other Net Assets - 0 .0%
(1)
.........................................................
(77,587)
Net Assets 100.0% ...............................................................
$ 167,467,948
* Non-income producing security.
‡ Level 3 Security.
(1) Percentage is less than 0.05%.

MoA FUNDS - MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS ( 97 .8% ):
Basic Materials ( 1 .9% )
Ashland, Inc. ........... 52,394 $ 2,510,197
FMC Corp. ............ 35,234 1,184,919
3,695,116
Consumer, Cyclical ( 8 .4% )
Flutter Entertainment PLC * 3,114 790,956
LKQ Corp. ............. 52,558 1,605,121
Murphy USA, Inc. ....... 5,275 2,048,071
Pool Corp. ............. 2,961 918,117
Taylor Morrison Home
Corp. * .............. 47,167 3,113,494
Tractor Supply Co. ...... 34,677 1,972,081
Vail Resorts, Inc. ........ 17,480 2,614,484
Wyndham Hotels &
Resorts, Inc. ......... 35,981 2,874,882
15,937,206
Consumer, Non-cyclical ( 17 .3% )
Alnylam Pharmaceuticals,
Inc. * ................ 6,270 2,859,120
Bio-Techne Corp. ....... 35,639 1,982,598
Cooper Cos., Inc. * ...... 8,682 595,238
Danaher Corp. ......... 14,204 2,816,085
First Advantage Corp. * ... 106,382 1,637,219
Humana, Inc. ........... 8,392 2,183,347
IDEXX Laboratories, Inc. * . 3,734 2,385,615
IQVIA Holdings, Inc. * .... 10,109 1,920,103
Lamb Weston Holdings,
Inc. ................ 65,555 3,807,434
Performance Food Group
Co. * ................ 46,388 4,826,208
Shift4 Payments, Inc. Cl A * 26,674 2,064,568
STERIS PLC ........... 8,094 2,002,779
Teleflex, Inc. ........... 15,020 1,837,847
United Therapeutics Corp. * 3,969 1,663,844
32,582,005
Energy ( 7 .4% )
Baker Hughes Co. ...... 52,015 2,534,171
Devon Energy Corp. ..... 84,750 2,971,335
Expand Energy Corp. .... 15,961 1,695,697
MPLX LP .............. 48,380 2,416,581
Williams Cos., Inc. ...... 67,669 4,286,831
13,904,615
Financial ( 22 .5% )
American Financial Group,
Inc. ................ 22,654 3,301,141
Ameriprise Financial, Inc. . 8,385 4,119,131
Arch Capital Group Ltd. .. 32,203 2,921,778
Brixmor Property Group,
Inc. ................ 92,755 2,567,458
Camden Property Trust ... 27,967 2,986,316
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
East West Bancorp, Inc. .. 38,811 $ 4,131,431
Fifth Third Bancorp ...... 51,968 2,315,174
Gaming and Leisure
Properties, Inc. ....... 58,088 2,707,482
Hartford Insurance Group,
Inc. ................ 24,060 3,209,363
Healthpeak Properties, Inc. 136,448 2,612,979
Janus Henderson Group
PLC ................ 73,354 3,264,987
M&T Bank Corp. ........ 15,596 3,082,082
Terreno Realty Corp. ..... 20,806 1,180,741
Ventas, Inc. ............ 28,754 2,012,492
Weyerhaeuser Co. ...... 82,625 2,048,274
42,460,829
Industrial ( 24 .7% )
AMETEK, Inc. .......... 22,746 4,276,248
Amphenol Corp. Cl A .... 30,940 3,828,825
Applied Industrial
Technologies, Inc. ..... 13,242 3,456,824
AptarGroup, Inc. ........ 9,085 1,214,301
Builders FirstSource, Inc. * 24,260 2,941,525
Carlisle Cos., Inc. ....... 8,265 2,718,854
Clean Harbors, Inc. * ..... 13,021 3,023,737
Crane Co. ............. 24,697 4,547,706
Crown Holdings, Inc. ..... 48,928 4,725,956
Graco, Inc. ............ 16,226 1,378,561
Middleby Corp. * ........ 13,035 1,732,743
Mueller Industries, Inc. ... 29,613 2,994,170
Teledyne Technologies,
Inc. * ................ 7,910 4,635,576
Veralto Corp. ........... 22,574 2,406,614
Vontier Corp. ........... 65,025 2,729,099
46,610,739
Technology ( 5 .6% )
MKS, Inc. ............. 14,397 1,781,917
ON Semiconductor Corp. * 20,799 1,025,599
Roper Technologies, Inc. . 7,774 3,876,816
Take-Two Interactive
Software, Inc. * ....... 14,960 3,865,065
10,549,397
Utilities ( 10 .0% )
Atmos Energy Corp. ..... 18,077 3,086,648
Entergy Corp. .......... 45,695 4,258,317
Evergy, Inc. ............ 62,238 4,731,333
NiSource, Inc. .......... 79,482 3,441,571
NRG Energy, Inc. ....... 20,328 3,292,119
18,809,988
Total Common Stocks
(Cost: $ 164,476,963 ) ....
184,549,895

MoA FUNDS - MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
$164,476,963)97.8% $ 184,549,895
Rating ** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES ( 2 .1% ):
U.S. Government ( 1 .0% )
U.S. Treasury Bill ...................... A-1+ 4.29 10/23/25 $ 2,000,000 $ 1,994,812
Commercial Paper ( 1 .1% )
Cargill, Inc. ........................... A-1 4.07 10/01/25 2,000,000 2,000,000
Total Short-Term Debt Securities
(Cost: $ 3,994,812 ) ..............................................................
3,994,812
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 49,035 $ 49,035
Total Temporary Cash Investment
(Cost: $ 49,035 ) ................................................................
49,035
Total Investments
(Cost: $ 168,520,810 ) 99 .9% ......................................................
188,593,742
Other Net Assets 0 .1% ............................................................
121,008
Net Assets 100.0% ...............................................................
$ 188,714,750
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) Percentage is less than 0.05%.

MoA FUNDS - MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (97.9%):
Communications (2.1%)
Booking Holdings, Inc. ... 57 $ 307,758
Reddit, Inc. Cl A* ........ 1,232 283,348
591,106
Consumer, Cyclical (14.7%)
AutoZone, Inc.* ......... 86 368,961
Flutter Entertainment PLC* 2,120 538,480
Hilton Worldwide Holdings,
Inc. ................ 2,837 736,031
Murphy USA, Inc. ....... 716 277,994
Ralph Lauren Corp. ..... 1,117 350,247
Ross Stores, Inc. ....... 1,375 209,536
Royal Caribbean Cruises
Ltd. ................ 888 287,339
Tractor Supply Co. ...... 8,108 461,102
Vail Resorts, Inc. ........ 1,834 274,311
Wingstop, Inc. .......... 917 230,791
Wyndham Hotels &
Resorts, Inc. ......... 4,899 391,430
4,126,222
Consumer, Non-cyclical (23.6%)
Alnylam Pharmaceuticals,
Inc.* ................ 1,719 783,864
Cencora, Inc. ........... 1,461 456,606
Corcept Therapeutics, Inc.* 3,925 326,207
Danaher Corp. ......... 2,120 420,311
Encompass Health Corp. . 2,206 280,206
HealthEquity, Inc.* ....... 3,008 285,068
IDEXX Laboratories, Inc.* . 1,203 768,585
Insmed, Inc.* ........... 3,438 495,106
Insulet Corp.* .......... 602 185,856
Paylocity Holding Corp.* .. 1,203 191,602
Performance Food Group
Co.* ................ 5,444 566,394
Quanta Services, Inc. .... 745 308,743
Repligen Corp.* ........ 1,146 153,186
Rollins, Inc. ............ 4,899 287,767
Shift4 Payments, Inc. Cl A* 4,813 372,526
TransUnion ............ 2,378 199,229
United Therapeutics Corp.* 344 144,208
Verisk Analytics, Inc. ..... 1,576 396,380
6,621,844
Energy (2.9%)
Cheniere Energy, Inc. .... 888 208,662
Expand Energy Corp. .... 2,922 310,433
Williams Cos., Inc. ...... 4,642 294,071
813,166
Financial (9.4%)
Ameriprise Financial, Inc. . 1,175 577,219
Arch Capital Group Ltd. .. 3,066 278,178
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Camden Property Trust ... 2,521 $ 269,192
CoStar Group, Inc.* ..... 2,349 198,185
Fifth Third Bancorp ...... 6,131 273,136
LPL Financial Holdings, Inc. 1,461 486,060
M&T Bank Corp. ........ 1,404 277,459
Primerica, Inc. .......... 1,003 278,423
2,637,852
Industrial (22.7%)
AMETEK, Inc. .......... 2,665 501,020
Amphenol Corp. Cl A .... 4,785 592,144
Applied Industrial
Technologies, Inc. ..... 1,576 411,415
Axon Enterprise, Inc.* .... 774 555,453
Builders FirstSource, Inc.* 1,490 180,662
Carlisle Cos., Inc. ....... 573 188,494
Crown Holdings, Inc. ..... 2,951 285,037
EMCOR Group, Inc. ..... 344 223,442
ESCO Technologies, Inc. . 1,690 356,776
Graco, Inc. ............ 3,324 282,407
HEICO Corp. Cl A ....... 2,263 575,005
Howmet Aerospace, Inc. .. 2,808 551,014
RBC Bearings, Inc.* ..... 1,089 425,026
Teledyne Technologies,
Inc.* ................ 774 453,595
Vertiv Holdings Co. Cl A .. 5,215 786,735
6,368,225
Technology (18.1%)
Atlassian Corp. Cl A* .... 1,604 256,159
Cloudflare, Inc. Cl A* ..... 2,292 491,840
CyberArk Software Ltd.* .. 1,060 512,139
Datadog, Inc. Cl A* ...... 3,696 526,310
Guidewire Software, Inc.* . 1,633 375,361
HubSpot, Inc.* .......... 716 334,945
Monolithic Power Systems,
Inc. ................ 344 316,700
MSCI, Inc. ............. 630 357,468
Roper Technologies, Inc. . 1,089 543,074
Synopsys, Inc.* ......... 458 225,973
Take-Two Interactive
Software, Inc.* ....... 2,292 592,161
Veeva Systems, Inc. Cl A* 1,776 529,088
5,061,218
Utilities (4.4%)
NRG Energy, Inc. ....... 3,897 631,119
Vistra Corp. ............ 3,066 600,691
1,231,810
Total Common Stocks
(Cost: $27,704,154) .....
27,451,443

MoA FUNDS - MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
$27,704,154)97.9% $ 27,451,443
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (2.0%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 566,886 $ 566,886
Total Temporary Cash Investment
(Cost: $566,886) ...............................................................
566,886
Total Investments
(Cost: $28,271,040) 99.9% .......................................................
28,018,329
Other Net Assets 0.1% ............................................................
38,690
Net Assets 100.0% ...............................................................
$ 28,057,019
* Non-income producing security.

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS ( 98 .6% ):
Basic Materials ( 3 .6% )
Alcoa Corp. ............ 118,182 $ 3,887,006
Ashland, Inc. ........... 20,862 999,498
Avient Corp. ........... 41,784 1,376,783
Axalta Coating Systems
Ltd. * ............... 98,855 2,829,230
Cabot Corp. ............ 24,285 1,846,874
Carpenter Technology
Corp. ............... 22,754 5,587,017
Cleveland-Cliffs, Inc. * .... 225,803 2,754,797
Commercial Metals Co. .. 51,091 2,926,492
MP Materials Corp. * ..... 61,436 4,120,513
NewMarket Corp. ....... 3,560 2,948,428
Olin Corp. ............. 52,328 1,307,677
Reliance, Inc. .......... 24,007 6,741,886
Royal Gold, Inc. ........ 30,049 6,027,228
RPM International, Inc. ... 58,597 6,907,414
Westlake Corp. ......... 15,220 1,172,853
51,433,696
Communications ( 2 .7% )
Chewy, Inc. Cl A * ....... 101,743 4,115,504
Ciena Corp. * ........... 64,527 9,399,648
EchoStar Corp. Cl A * .... 61,382 4,687,129
Frontier Communications
Parent, Inc. * ......... 114,256 4,267,462
Hims & Hers Health, Inc. * . 94,375 5,352,950
Iridium Communications,
Inc. ................ 48,436 845,693
Maplebear, Inc. * ........ 84,172 3,094,163
New York Times Co. Cl A . 73,962 4,245,419
Nexstar Media Group, Inc. 13,007 2,572,004
38,579,972
Consumer, Cyclical ( 13 .9% )
Abercrombie & Fitch Co.
Cl A * ............... 21,747 1,860,456
Alaska Air Group, Inc. * ... 52,633 2,620,071
American Airlines Group,
Inc. * ................ 301,179 3,385,252
Aramark .............. 119,978 4,607,155
Autoliv, Inc. ............ 32,254 3,983,369
AutoNation, Inc. * ........ 12,908 2,823,883
Bath & Body Works, Inc. .. 96,590 2,488,158
BJ's Wholesale Club
Holdings, Inc. * ....... 60,275 5,620,644
Boyd Gaming Corp. ..... 27,084 2,341,412
Brunswick Corp. ........ 29,820 1,885,817
Burlington Stores, Inc. * ... 28,442 7,238,489
Capri Holdings Ltd. * ..... 54,339 1,082,433
Casey's General Stores,
Inc. ................ 16,971 9,594,046
Cava Group, Inc. * ....... 45,517 2,749,682
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Choice Hotels International,
Inc. ................ 9,434 $ 1,008,589
Churchill Downs, Inc. .... 30,408 2,949,880
Columbia Sportswear Co. . 11,750 614,525
Core & Main, Inc. Cl A * ... 86,567 4,659,902
Crocs, Inc. * ............ 24,930 2,082,901
Dick's Sporting Goods, Inc. 30,517 6,781,488
Dolby Laboratories, Inc.
Cl A ................ 27,927 2,021,077
FirstCash Holdings, Inc. .. 17,820 2,823,044
Five Below, Inc. * ........ 25,131 3,887,766
Floor & Decor Holdings,
Inc. Cl A * ............ 49,156 3,622,797
GameStop Corp. Cl A * ... 187,851 5,124,575
Gap, Inc. .............. 103,874 2,221,865
Gentex Corp. ........... 100,186 2,835,264
Goodyear Tire & Rubber
Co. * ................ 130,566 976,634
Harley-Davidson, Inc. .... 55,483 1,547,976
Hilton Grand Vacations,
Inc. * ................ 28,154 1,177,119
Hyatt Hotels Corp. Cl A ... 19,325 2,742,797
KB Home .............. 31,061 1,976,722
Lear Corp. ............. 24,286 2,443,414
Light & Wonder, Inc. * .... 38,318 3,216,413
Lithia Motors, Inc. ....... 11,702 3,697,832
Macy's, Inc. ............ 123,944 2,222,316
Marriott Vacations
Worldwide Corp. ...... 12,635 840,986
Mattel, Inc. * ............ 147,068 2,475,154
MSC Industrial Direct Co.,
Inc. Cl A ............ 20,839 1,920,105
Murphy USA, Inc. ....... 8,013 3,111,127
Ollie's Bargain Outlet
Holdings, Inc. * ....... 27,999 3,595,072
Penske Automotive Group,
Inc. ................ 8,441 1,467,974
Planet Fitness, Inc. Cl A * . 38,304 3,975,955
Polaris, Inc. ............ 24,381 1,417,268
PVH Corp. ............. 21,943 1,838,165
RB Global, Inc. ......... 84,717 9,179,934
RH * .................. 7,011 1,424,355
Scotts Miracle-Gro Co. ... 20,293 1,155,686
Somnigroup International,
Inc. ................ 95,803 8,079,067
Taylor Morrison Home
Corp. * .............. 45,117 2,978,173
Texas Roadhouse, Inc. ... 30,332 5,039,662
Thor Industries, Inc. ..... 24,285 2,518,112
Toll Brothers, Inc. ....... 44,815 6,190,744
Travel + Leisure Co. ..... 29,633 1,762,867
Under Armour, Inc. Cl A * .. 86,193 430,103

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Under Armour, Inc. Cl C * . 55,352 $ 267,350
Vail Resorts, Inc. ........ 16,958 2,536,408
VF Corp. .............. 149,769 2,161,167
Visteon Corp. .......... 12,450 1,492,257
Warner Music Group Corp.
Cl A ................ 66,590 2,268,055
Watsco, Inc. ........... 15,931 6,440,903
WESCO International, Inc. 22,212 4,697,838
Whirlpool Corp. ......... 25,513 2,005,322
Wingstop, Inc. .......... 12,746 3,207,913
Wyndham Hotels &
Resorts, Inc. ......... 34,853 2,784,755
YETI Holdings, Inc. * ..... 37,075 1,230,149
201,408,389
Consumer, Non-cyclical ( 14 .7% )
Albertsons Cos., Inc. Cl A . 183,990 3,221,665
API Group Corp. * ....... 168,950 5,806,812
Avantor, Inc. * ........... 311,179 3,883,514
Avis Budget Group, Inc. * . 7,711 1,238,194
BellRing Brands, Inc. * .... 57,503 2,090,234
BioMarin Pharmaceutical,
Inc. * ................ 87,645 4,746,853
Bio-Rad Laboratories, Inc.
Cl A * ............... 8,332 2,336,209
Boston Beer Co., Inc. Cl A * 3,610 763,226
Brink's Co. ............. 19,017 2,222,327
Bruker Corp. ........... 50,554 1,642,499
Celsius Holdings, Inc. * ... 72,998 4,196,655
Chemed Corp. .......... 6,651 2,977,919
Coca-Cola Consolidated,
Inc. ................ 27,357 3,205,146
Coty, Inc. Cl A * ......... 167,226 675,593
Cytokinetics, Inc. * ....... 54,617 3,001,750
Darling Ingredients, Inc. * . 72,204 2,228,938
DENTSPLY SIRONA, Inc. 91,054 1,155,475
Elanco Animal Health, Inc. * 226,771 4,567,168
elf Beauty, Inc. * ......... 27,075 3,586,896
Encompass Health Corp. . 45,975 5,839,745
Ensign Group, Inc. ...... 26,150 4,517,936
Envista Holdings Corp. * .. 75,854 1,545,146
Euronet Worldwide, Inc. * . 17,590 1,544,578
Exelixis, Inc. * ........... 122,878 5,074,861
Flowers Foods, Inc. ..... 96,374 1,257,681
FTI Consulting, Inc. * ..... 14,491 2,342,470
Globus Medical, Inc. Cl A * 51,409 2,944,193
Graham Holdings Co. Cl B 1,550 1,824,831
Grand Canyon Education,
Inc. * ................ 12,662 2,779,562
GXO Logistics, Inc. * ..... 52,251 2,763,555
H&R Block, Inc. ......... 61,109 3,090,282
Haemonetics Corp. * ..... 21,990 1,071,793
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Halozyme Therapeutics,
Inc. * ................ 53,389 $ 3,915,549
HealthEquity, Inc. * ....... 39,471 3,740,667
Illumina, Inc. * .......... 70,156 6,662,715
Ingredion, Inc. .......... 29,295 3,577,212
Insperity, Inc. ........... 16,336 803,731
Jazz Pharmaceuticals PLC * 27,688 3,649,278
Lancaster Colony Corp. .. 9,312 1,609,021
Lantheus Holdings, Inc. * .. 31,036 1,591,836
LivaNova PLC * ......... 24,923 1,305,467
Masimo Corp. * ......... 21,077 3,109,911
Medpace Holdings, Inc. * .. 10,130 5,208,441
Morningstar, Inc. ........ 11,166 2,590,624
Neurocrine Biosciences,
Inc. * ................ 45,272 6,355,283
Option Care Health, Inc. * . 74,079 2,056,433
Paylocity Holding Corp. * .. 20,395 3,248,312
Penumbra, Inc. * ........ 17,801 4,509,349
Performance Food Group
Co. * ................ 71,443 7,432,930
Perrigo Co. PLC ........ 62,800 1,398,556
Pilgrim's Pride Corp. ..... 19,517 794,732
Post Holdings, Inc. * ..... 21,819 2,345,106
Repligen Corp. * ........ 24,138 3,226,526
Roivant Sciences Ltd. * ... 196,372 2,971,108
Service Corp. International 64,012 5,327,079
Shift4 Payments, Inc. Cl A * 30,715 2,377,341
Sotera Health Co. * ...... 80,385 1,264,456
Sprouts Farmers Market,
Inc. * ................ 44,607 4,853,242
Tenet Healthcare Corp. * .. 40,328 8,188,197
TransUnion ............ 88,916 7,449,383
United Therapeutics Corp. * 20,643 8,653,752
US Foods Holding Corp. * . 102,780 7,875,004
Valvoline, Inc. * ......... 58,022 2,083,570
WEX, Inc. * ............. 15,640 2,463,769
212,782,286
Energy ( 4 .3% )
Antero Midstream Corp. .. 152,888 2,972,143
Antero Resources Corp. * . 133,961 4,495,731
Chord Energy Corp. ..... 26,135 2,597,035
Civitas Resources, Inc. ... 38,065 1,237,112
CNX Resources Corp. * ... 64,551 2,073,378
DT Midstream, Inc. ...... 46,372 5,242,818
HF Sinclair Corp. ....... 72,584 3,799,047
Matador Resources Co. .. 53,416 2,399,981
Murphy Oil Corp. ........ 61,241 1,739,857
NEXTracker, Inc. Cl A * ... 67,538 4,997,137
NOV, Inc. .............. 169,509 2,245,994
Ovintiv, Inc. ............ 117,324 4,737,543
PBF Energy, Inc. Cl A .... 37,496 1,131,254
Permian Resources Corp. 318,593 4,077,990

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Range Resources Corp. .. 108,722 $ 4,092,296
TechnipFMC PLC ....... 187,608 7,401,136
Valaris Ltd. * ............ 30,230 1,474,317
Viper Energy, Inc. Cl A ... 77,012 2,943,399
Weatherford International
PLC ................ 32,789 2,243,751
61,901,919
Financial ( 22 .4% )
Affiliated Managers Group,
Inc. ................ 12,969 3,092,199
Agree Realty Corp. ...... 50,424 3,582,121
Ally Financial, Inc. ....... 127,854 5,011,877
American Financial Group,
Inc. ................ 31,594 4,603,878
American Homes 4 Rent
Cl A ................ 148,730 4,945,273
Annaly Capital
Management, Inc. ..... 293,075 5,923,046
Associated Banc-Corp. ... 74,574 1,917,298
Bank OZK ............. 48,321 2,463,405
Brighthouse Financial, Inc. * 26,087 1,384,698
Brixmor Property Group,
Inc. ................ 139,719 3,867,422
Cadence Bank ......... 85,040 3,192,402
Carlyle Group, Inc. ...... 118,872 7,453,274
CNO Financial Group, Inc. 44,245 1,749,890
Columbia Banking System,
Inc. ................ 136,500 3,513,510
Comerica, Inc. .......... 58,665 4,019,726
Commerce Bancshares,
Inc. ................ 56,645 3,385,105
COPT Defense Properties 51,436 1,494,730
Cousins Properties, Inc. .. 76,669 2,218,801
CubeSmart ............ 104,086 4,232,137
Cullen/Frost Bankers, Inc. 29,361 3,722,094
East West Bancorp, Inc. .. 62,909 6,696,663
EastGroup Properties, Inc. 24,310 4,114,711
EPR Properties ......... 34,744 2,015,499
Equitable Holdings, Inc. .. 136,723 6,942,794
Equity LifeStyle Properties,
Inc. ................ 88,455 5,369,219
Essent Group Ltd. ....... 44,976 2,858,675
Evercore, Inc. Cl A ...... 17,618 5,942,904
Federated Hermes, Inc. .. 33,738 1,752,014
Fidelity National Financial,
Inc. ................ 116,586 7,052,287
First American Financial
Corp. ............... 46,467 2,985,040
First Financial Bankshares,
Inc. ................ 59,441 2,000,190
First Horizon Corp. ...... 231,761 5,240,116
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
First Industrial Realty Trust,
Inc. ................ 60,436 $ 3,110,641
Flagstar Financial, Inc. ... 136,576 1,577,453
FNB Corp. ............. 163,931 2,640,928
Gaming and Leisure
Properties, Inc. ....... 129,179 6,021,033
Glacier Bancorp, Inc. .... 54,113 2,633,680
Hamilton Lane, Inc. Cl A .. 18,466 2,489,032
Hancock Whitney Corp. .. 38,686 2,422,130
Hanover Insurance Group,
Inc. ................ 16,328 2,965,655
Healthcare Realty Trust,
Inc. ................ 160,491 2,893,653
Home BancShares, Inc. .. 83,660 2,367,578
Houlihan Lokey, Inc. ..... 24,817 5,095,426
Independence Realty Trust,
Inc. ................ 106,546 1,746,289
International Bancshares
Corp. ............... 24,683 1,696,956
Janus Henderson Group
PLC ................ 56,957 2,535,156
Jefferies Financial Group,
Inc. ................ 75,325 4,927,762
Jones Lang LaSalle, Inc. * . 21,627 6,450,902
Kemper Corp. .......... 28,639 1,476,340
Kilroy Realty Corp. ...... 49,676 2,098,811
Kinsale Capital Group, Inc. 10,104 4,296,827
Kite Realty Group Trust .. 100,354 2,237,894
Lamar Advertising Co. Cl A 39,619 4,850,158
MGIC Investment Corp. .. 105,222 2,985,148
National Storage Affiliates
Trust ............... 32,226 973,870
NNN REIT, Inc. ......... 86,169 3,668,214
Old National Bancorp .... 159,187 3,494,155
Old Republic International
Corp. ............... 104,341 4,431,362
Omega Healthcare
Investors, Inc. ........ 134,653 5,685,050
Park Hotels & Resorts, Inc. 91,250 1,011,050
Pinnacle Financial
Partners, Inc. ........ 35,101 3,292,123
PotlatchDeltic Corp. ..... 32,455 1,322,541
Primerica, Inc. .......... 14,785 4,104,168
Prosperity Bancshares, Inc. 43,363 2,877,135
Rayonier, Inc. .......... 64,737 1,718,120
Reinsurance Group of
America, Inc. ......... 30,169 5,796,370
RenaissanceRe Holdings
Ltd. ................ 21,483 5,455,178
Rexford Industrial Realty,
Inc. ................ 107,781 4,430,877
RLI Corp. .............. 41,915 2,733,696

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Ryan Specialty Holdings,
Inc. ................ 51,431 $ 2,898,651
Sabra Health Care REIT,
Inc. ................ 109,453 2,040,204
SEI Investments Co. ..... 42,886 3,638,877
Selective Insurance Group,
Inc. ................ 27,775 2,251,719
SLM Corp. ............. 95,161 2,634,056
Southstate Bank Corp. ... 46,197 4,567,497
STAG Industrial, Inc. ..... 85,218 3,007,343
Starwood Property Trust,
Inc. ................ 157,526 3,051,279
Stifel Financial Corp. ..... 46,637 5,291,900
Synovus Financial Corp. .. 63,357 3,109,562
Texas Capital Bancshares,
Inc. * ................ 20,885 1,765,409
UMB Financial Corp. ..... 32,578 3,855,606
United Bankshares, Inc. .. 64,502 2,400,119
Unum Group ........... 71,520 5,562,826
Valley National Bancorp .. 219,717 2,329,000
Vornado Realty Trust .... 73,632 2,984,305
Voya Financial, Inc. ...... 44,010 3,291,948
Webster Financial Corp. .. 75,857 4,508,940
Western Alliance Bancorp . 47,252 4,097,693
Western Union Co. ...... 147,418 1,177,870
Wintrust Financial Corp. .. 30,560 4,047,366
WP Carey, Inc. ......... 99,958 6,754,162
Zions Bancorp NA ....... 67,383 3,812,530
324,335,221
Industrial ( 22 .3% )
AAON, Inc. ............ 30,888 2,886,175
Acuity, Inc. ............. 13,851 4,770,146
Advanced Drainage
Systems, Inc. ........ 32,651 4,528,694
AECOM ............... 60,455 7,887,564
AeroVironment, Inc. * ..... 14,522 4,572,833
AGCO Corp. ........... 28,270 3,026,869
Applied Industrial
Technologies, Inc. ..... 17,384 4,538,093
AptarGroup, Inc. ........ 30,071 4,019,290
Arrow Electronics, Inc. * ... 23,508 2,844,468
ATI, Inc. * .............. 62,913 5,117,343
Avnet, Inc. ............. 38,276 2,001,069
Belden, Inc. ............ 18,085 2,175,083
BWX Technologies, Inc. .. 41,719 7,691,732
Carlisle Cos., Inc. ....... 19,468 6,404,193
Chart Industries, Inc. * .... 20,168 4,036,625
Clean Harbors, Inc. * ..... 23,012 5,343,847
CNH Industrial NV ...... 405,365 4,398,210
Cognex Corp. .......... 76,637 3,471,656
Coherent Corp. * ........ 70,951 7,642,842
Comfort Systems USA, Inc. 16,068 13,258,992
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Crane Co. ............. 22,327 $ 4,111,294
Crown Holdings, Inc. ..... 52,512 5,072,134
Curtiss-Wright Corp. ..... 17,198 9,337,482
Donaldson Co., Inc. ..... 53,186 4,353,274
Eagle Materials, Inc. ..... 14,811 3,451,555
EnerSys .............. 17,102 1,931,842
Esab Corp. ............ 26,044 2,910,157
Exponent, Inc. .......... 23,051 1,601,584
Fabrinet * .............. 16,355 5,963,360
Flex Ltd. * .............. 171,317 9,931,247
Flowserve Corp. ........ 59,695 3,172,192
Fluor Corp. * ............ 73,791 3,104,387
Fortune Brands
Innovations, Inc. ...... 54,792 2,925,345
GATX Corp. ............ 16,250 2,840,500
Graco, Inc. ............ 75,631 6,425,610
Graphic Packaging Holding
Co. ................ 135,223 2,646,314
Greif, Inc. Cl A .......... 11,927 712,758
Hexcel Corp. ........... 36,316 2,277,013
ITT, Inc. ............... 35,603 6,364,392
Kirby Corp. * ............ 25,470 2,125,472
Knife River Corp. * ....... 25,864 1,988,166
Knight-Swift Transportation
Holdings, Inc. ........ 74,083 2,927,019
Kratos Defense & Security
Solutions, Inc. * ....... 77,046 7,039,693
Landstar System, Inc. .... 15,818 1,938,654
Lincoln Electric Holdings,
Inc. ................ 25,190 5,940,558
Littelfuse, Inc. .......... 11,312 2,929,921
Louisiana-Pacific Corp. ... 28,927 2,569,875
MasTec, Inc. * .......... 27,984 5,955,275
Middleby Corp. * ........ 21,283 2,829,149
MSA Safety, Inc. ........ 16,795 2,889,916
Mueller Industries, Inc. ... 50,529 5,108,987
Novanta, Inc. * .......... 16,420 1,644,463
nVent Electric PLC ...... 73,464 7,246,489
Oshkosh Corp. ......... 29,213 3,788,926
Owens Corning ......... 38,172 5,399,811
RBC Bearings, Inc. * ..... 14,346 5,599,100
Regal Rexnord Corp. .... 30,296 4,345,658
Ryder System, Inc. ...... 18,619 3,512,288
Saia, Inc. * ............. 12,158 3,639,619
Sensata Technologies
Holding PLC ......... 66,477 2,030,872
Silgan Holdings, Inc. ..... 40,535 1,743,410
Simpson Manufacturing
Co., Inc. ............ 18,996 3,181,070
Sonoco Products Co. .... 45,020 1,939,912
TD SYNNEX Corp. ...... 35,007 5,732,396
Terex Corp. ............ 29,943 1,536,076

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Tetra Tech, Inc. ......... 119,943 $ 4,003,697
Timken Co. ............ 28,928 2,174,807
TopBuild Corp. * ......... 12,771 4,991,673
Toro Co. .............. 45,045 3,432,429
Trex Co., Inc. * .......... 48,947 2,529,092
UFP Industries, Inc. ..... 26,732 2,499,175
Universal Display Corp. .. 20,178 2,898,166
Valmont Industries, Inc. .. 9,009 3,493,060
Vontier Corp. ........... 66,961 2,810,353
Watts Water Technologies,
Inc. Cl A ............ 12,514 3,494,910
Woodward, Inc. ......... 27,371 6,916,925
XPO, Inc. * ............. 53,752 6,948,521
321,523,747
Technology ( 11 .2% )
Allegro MicroSystems, Inc. * 56,589 1,652,399
Amkor Technology, Inc. ... 51,892 1,473,733
Appfolio, Inc. Cl A * ...... 10,440 2,877,890
ASGN, Inc. * ............ 19,992 946,621
BILL Holdings, Inc. * ..... 41,854 2,217,006
Blackbaud, Inc. * ........ 16,981 1,092,048
CACI International, Inc.
Cl A * ............... 10,039 5,007,252
Cirrus Logic, Inc. * ....... 23,430 2,935,545
Commvault Systems, Inc. * 20,294 3,831,101
Concentrix Corp. ........ 20,425 942,614
Crane NXT Co. ......... 22,539 1,511,691
Docusign, Inc. * ......... 92,232 6,649,005
Doximity, Inc. Cl A * ...... 62,260 4,554,319
Dropbox, Inc. Cl A * ...... 84,480 2,552,141
Duolingo, Inc. * .......... 18,119 5,831,419
Dynatrace, Inc. * ........ 137,622 6,667,786
Entegris, Inc. ........... 69,198 6,398,047
ExlService Holdings, Inc. * 73,723 3,246,024
Genpact Ltd. ........... 73,977 3,098,897
Guidewire Software, Inc. * . 38,431 8,833,750
IPG Photonics Corp. * .... 11,563 915,674
KBR, Inc. .............. 58,810 2,781,125
Kyndryl Holdings, Inc. * ... 105,506 3,168,345
Lattice Semiconductor
Corp. * .............. 62,486 4,581,474
Lumentum Holdings, Inc. * 31,860 5,183,941
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
MACOM Technology
Solutions Holdings, Inc. * 29,233 $ 3,639,216
Manhattan Associates, Inc. * 27,601 5,657,653
Maximus, Inc. .......... 25,721 2,350,128
MKS, Inc. ............. 30,655 3,794,169
Nutanix, Inc. Cl A * ....... 122,364 9,102,658
Okta, Inc. * ............. 76,301 6,996,802
Onto Innovation, Inc. * .... 22,368 2,890,393
Parsons Corp. * ......... 24,373 2,021,009
Pegasystems, Inc. ...... 42,169 2,424,717
Power Integrations, Inc. .. 25,605 1,029,577
Pure Storage, Inc. Cl A * .. 141,723 11,877,805
Qualys, Inc. * ........... 16,476 2,180,269
Rambus, Inc. * .......... 49,111 5,117,366
Science Applications
International Corp. .... 21,395 2,126,021
Silicon Laboratories, Inc. * . 14,978 1,964,065
Synaptics, Inc. * ......... 17,594 1,202,374
Twilio, Inc. Cl A * ........ 70,035 7,009,803
ZoomInfo Technologies,
Inc. * ................ 127,986 1,396,327
161,730,199
Utilities ( 3 .5% )
ALLETE, Inc. ........... 26,429 1,754,886
Black Hills Corp. ........ 33,253 2,048,052
Essential Utilities, Inc. .... 128,020 5,107,998
IDACORP, Inc. ......... 24,663 3,259,215
National Fuel Gas Co. ... 41,247 3,809,985
New Jersey Resources
Corp. ............... 45,851 2,207,726
Northwestern Energy
Group, Inc. .......... 28,023 1,642,428
OGE Energy Corp. ...... 91,927 4,253,462
ONE Gas, Inc. .......... 27,386 2,216,623
Ormat Technologies, Inc. . 27,717 2,667,761
Portland General Electric
Co. ................ 50,010 2,200,440
Southwest Gas Holdings,
Inc. ................ 29,241 2,290,740
Spire, Inc. ............. 26,942 2,196,312
Talen Energy Corp. * ..... 20,853 8,870,449
TXNM Energy, Inc. ...... 43,290 2,448,050
UGI Corp. ............. 98,102 3,262,873
50,237,000
Total Common Stocks
(Cost: $ 1,129,592,091 ) ...
1,423,932,429
$1,129,592,091)98.6% $ 1,423,932,429

MoA FUNDS - MID CAP EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
E-mini S&P 400 Stock
Index
65
P
December 2025
$21,360,300
$(124,530)
1.5%
(a)   Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rating ** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES ( 1 .4% ):
U.S. Government ( 1 .3% )
U.S. Treasury Bill ...................... A-1+ 4.02 11/12/25 $ 15,000,000 $ 14,930,175
U.S. Treasury Bill (1) ................... A-1+ 4.29 11/18/25 3,000,000 2,983,093
17,913,268
Commercial Paper ( 0 .1% )
Cargill, Inc. ........................... A-1 4.07 10/01/25 2,000,000 2,000,000
Total Short-Term Debt Securities
(Cost: $ 19,913,268 ) .............................................................
19,913,268
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (2)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 29,912 $ 29,912
Total Temporary Cash Investment
(Cost: $ 29,912 ) ................................................................
29,912
Total Investments
(Cost: $ 1,149,535,271 ) 100 .0% ...................................................
1,443,875,609
Other Net Assets 0 .0%
(2)
..........................................................
51,028
Net Assets 100.0% ...............................................................
$ 1,443,926,637
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of September 30, 2025, was as follows:
(2) Percentage is less than 0.05%.

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (60.0%):
Basic Materials (1.3%)
Freeport-McMoRan, Inc. .. 24,376 $ 956,027
Newmont Corp. ......... 21,450 1,808,449
2,764,476
Communications (8.4%)
Alphabet, Inc. Cl A ...... 20,751 5,044,568
Amazon.com, Inc.* ...... 5,768 1,266,480
Arista Networks, Inc.* .... 10,517 1,532,432
AT&T, Inc. ............. 81,097 2,290,179
Booking Holdings, Inc. ... 383 2,067,920
Comcast Corp. Cl A ..... 38,883 1,221,704
Fox Corp. Cl A .......... 16,237 1,023,905
Gen Digital, Inc. ........ 18,250 518,118
Meta Platforms, Inc. Cl A . 1,147 842,334
Palo Alto Networks, Inc.* . 5,449 1,109,525
T-Mobile US, Inc. ....... 5,279 1,263,687
18,180,852
Consumer, Cyclical (4.6%)
AutoZone, Inc.* ......... 265 1,136,914
Home Depot, Inc. ....... 3,438 1,393,043
Ralph Lauren Corp. ..... 5,986 1,876,970
Tapestry, Inc. ........... 25,236 2,857,220
TJX Cos., Inc. .......... 7,225 1,044,301
Walmart, Inc. ........... 16,211 1,670,706
9,979,154
Consumer, Non-cyclical (8.6%)
AbbVie, Inc. ............ 8,614 1,994,485
Becton Dickinson & Co. .. 2,708 506,856
Bristol-Myers Squibb Co. . 17,441 786,589
Cigna Group ........... 3,031 873,686
Colgate-Palmolive Co. ... 13,156 1,051,691
Corpay, Inc.* ........... 3,708 1,068,126
Danaher Corp. ......... 2,641 523,605
Eli Lilly & Co. ........... 2,039 1,555,757
Gilead Sciences, Inc. .... 12,993 1,442,223
HCA Healthcare, Inc. .... 3,183 1,356,595
Johnson & Johnson ..... 11,331 2,100,994
McKesson Corp. ........ 1,403 1,083,874
Philip Morris International,
Inc. ................ 10,963 1,778,199
Quanta Services, Inc. .... 2,237 927,057
UnitedHealth Group, Inc. . 4,393 1,516,903
18,566,640
Energy (2.2%)
Baker Hughes Co. ...... 15,846 772,017
ConocoPhillips ......... 8,423 796,731
Coterra Energy, Inc. ..... 14,801 350,044
Expand Energy Corp. .... 5,083 540,018
Valero Energy Corp. ..... 5,528 941,197
Shares Value
COMMON STOCKS (Continued):
Energy (Continued)
Williams Cos., Inc. ...... 23,188 $ 1,468,960
4,868,967
Financial (7.8%)
Charles Schwab Corp. ... 11,542 1,101,915
Citigroup, Inc. .......... 21,254 2,157,281
Crown Castle, Inc. ...... 5,478 528,572
Digital Realty Trust, Inc. .. 4,670 807,350
Goldman Sachs Group, Inc. 2,131 1,697,022
JPMorgan Chase & Co. .. 10,962 3,457,744
M&T Bank Corp. ........ 4,402 869,923
Mastercard, Inc. Cl A ..... 2,847 1,619,402
Morgan Stanley ......... 14,016 2,227,983
Visa, Inc. Cl A .......... 7,054 2,408,094
16,875,286
Industrial (6.5%)
AMETEK, Inc. .......... 1,831 344,228
Amphenol Corp. Cl A .... 11,904 1,473,120
Caterpillar, Inc. ......... 3,248 1,549,783
Deere & Co. ........... 2,139 978,079
Eaton Corp. PLC ........ 2,646 990,266
FedEx Corp. ........... 5,103 1,203,338
GE Vernova, Inc. ........ 2,122 1,304,818
General Electric Co. ..... 5,123 1,541,101
RTX Corp. ............. 7,710 1,290,114
Snap-on, Inc. ........... 2,299 796,672
Trane Technologies PLC .. 3,986 1,681,933
Union Pacific Corp. ...... 3,522 832,495
13,985,947
Technology (18.6%)
Adobe, Inc.* ........... 3,472 1,224,748
Apple, Inc. ............. 35,651 9,077,814
Broadcom, Inc. ......... 17,626 5,814,994
Intuit, Inc. ............. 1,696 1,158,215
Lam Research Corp. ..... 15,362 2,056,972
Microsoft Corp. ......... 17,779 9,208,633
NetApp, Inc. ........... 7,469 884,778
NVIDIA Corp. .......... 54,684 10,202,941
Roper Technologies, Inc. . 932 464,779
40,093,874
Utilities (2.0%)
NextEra Energy, Inc. ..... 12,051 909,730
NRG Energy, Inc. ....... 11,325 1,834,084
Vistra Corp. ............ 8,361 1,638,087
4,381,901
Total Common Stocks
(Cost: $63,993,932) .....
129,697,097

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreakColumnBreak
$63,993,932)60.0% $ 129,697,097
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (34.1%):
U.S. Government (7.6%)
U.S. Treasury Bond .................... AA+ 1.38 11/15/40 $ 750,000 $ 489,024
U.S. Treasury Bond .................... AA+ 1.75 08/15/41 1,900,000 1,289,031
U.S. Treasury Bond .................... AA+ 1.88 02/15/41 1,400,000 983,719
U.S. Treasury Bond .................... AA+ 3.00 11/15/45 600,000 464,156
U.S. Treasury Bond .................... AA+ 3.63 02/15/53 465,000 384,424
U.S. Treasury Bond .................... AA+ 4.00 11/15/52 620,000 548,603
U.S. Treasury Bond .................... AA+ 4.13 08/15/53 2,095,000 1,893,684
U.S. Treasury Bond .................... AA+ 4.25 02/15/54 615,000 567,722
U.S. Treasury Bond .................... AA+ 4.63 05/15/44 50,000 49,633
U.S. Treasury Note .................... AA+ 3.88 06/30/30 1,395,000 1,403,610
U.S. Treasury Note .................... AA+ 3.88 07/31/30 800,000 804,875
U.S. Treasury Note .................... AA+ 3.88 08/31/32 3,600,000 3,589,875
U.S. Treasury Note .................... AA+ 3.88 08/15/34 300,000 295,453
U.S. Treasury Note .................... AA+ 4.00 02/15/34 550,000 548,625
U.S. Treasury Note .................... AA+ 4.13 05/31/32 70,000 70,897
U.S. Treasury Note .................... AA+ 4.13 11/15/32 400,000 404,625
U.S. Treasury Note .................... AA+ 4.25 11/15/34 330,000 333,816
U.S. Treasury Note .................... AA+ 4.25 05/15/35 705,000 711,609
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/29 945,000 817,598
U.S. Treasury Strip(1) .................. AA+ 0.00 02/15/42 1,625,000 738,521
16,389,500
U.S. Government Agencies (12.1%)
Mortgage-Backed Obligations (11.7%)
FHLMC .............................. AA+ 1.50 10/01/36 323,518 290,186
FHLMC .............................. AA+ 2.50 09/01/27 15,670 15,440
FHLMC .............................. AA+ 2.50 06/01/35 117,451 111,327
FHLMC .............................. AA+ 2.50 04/01/50 137,669 116,099
FHLMC .............................. AA+ 2.50 06/01/50 144,375 123,083
FHLMC .............................. AA+ 2.50 11/01/50 589,356 506,478
FHLMC .............................. AA+ 2.50 10/01/51 233,249 197,612
FHLMC .............................. AA+ 3.00 06/01/27 11,755 11,634
FHLMC .............................. AA+ 3.00 08/01/27 1,809 1,799
FHLMC .............................. AA+ 3.00 11/01/42 97,007 89,241
FHLMC .............................. AA+ 3.00 04/01/43 68,826 63,487
FHLMC .............................. AA+ 3.00 11/01/49 338,994 302,139
FHLMC .............................. AA+ 3.00 10/01/51 325,400 285,959
FHLMC .............................. AA+ 3.00 06/01/52 554,875 492,777
FHLMC .............................. AA+ 3.50 02/01/32 64,321 63,290
FHLMC .............................. AA+ 3.50 01/01/43 86,423 81,722
FHLMC .............................. AA+ 3.50 06/01/45 111,086 104,708
FHLMC .............................. AA+ 3.50 07/01/45 136,879 129,214
FHLMC .............................. AA+ 4.00 11/01/33 37,250 37,029
FHLMC .............................. AA+ 4.00 01/01/38 57,577 56,854
FHLMC .............................. AA+ 4.00 03/01/41 25,587 24,960
FHLMC .............................. AA+ 4.00 07/01/41 40,244 39,258
FHLMC .............................. AA+ 4.00 11/01/42 17,041 16,558
FHLMC .............................. AA+ 4.00 01/01/43 89,011 86,484

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC .............................. AA+ 4.00 10/01/44 $ 33,006 $ 31,894
FHLMC .............................. AA+ 4.00 06/01/45 113,346 109,763
FHLMC .............................. AA+ 4.00 04/01/52 374,026 355,413
FHLMC .............................. AA+ 4.00 08/01/52 242,724 231,435
FHLMC .............................. AA+ 4.23 05/01/30 475,000 473,574
FHLMC .............................. AA+ 4.50 02/01/44 34,793 34,503
FHLMC .............................. AA+ 4.50 05/01/48 47,322 46,691
FHLMC .............................. AA+ 5.00 02/01/26 53 53
FHLMC .............................. AA+ 5.00 08/01/35 33,704 34,265
FHLMC .............................. AA+ 5.00 07/01/39 6,300 6,432
FHLMC .............................. AA+ 5.00 01/01/52 214,553 215,217
FHLMC .............................. AA+ 5.00 06/01/52 777,265 775,582
FHLMC .............................. AA+ 5.00 12/01/52 456,675 457,697
FHLMC .............................. AA+ 5.00 06/01/54 169,143 168,561
FHLMC .............................. AA+ 5.50 07/01/32 7,504 7,686
FHLMC .............................. AA+ 5.50 05/01/33 5,596 5,769
FHLMC .............................. AA+ 5.50 06/01/37 34,048 35,409
FHLMC .............................. AA+ 5.50 06/01/53 88,369 89,590
FHLMC .............................. AA+ 5.50 07/01/53 639,239 648,310
FHLMC .............................. AA+ 6.00 09/01/53 163,572 168,379
FHLMC .............................. AA+ 6.00 02/01/54 255,369 261,826
FHLMC .............................. AA+ 6.00 01/01/55 716,938 732,949
FHLMC ARM SOFR30A + 2.29%(2) ...... AA+ 1.93 10/01/51 551,861 499,648
FHLMC Strip ......................... AA+ 3.00 06/01/42 139,373 128,962
FHLMC Strip ......................... AA+ 3.00 01/01/43 43,622 40,009
FNMA ............................... AA+ 2.00 11/01/35 319,238 295,911
FNMA ............................... AA+ 2.00 07/01/36 572,783 531,149
FNMA ............................... AA+ 2.00 09/01/50 595,923 485,574
FNMA ............................... AA+ 2.00 10/01/50 167,391 137,867
FNMA ............................... AA+ 2.00 02/01/51 399,270 321,948
FNMA ............................... AA+ 2.00 03/01/51 226,784 182,900
FNMA ............................... AA+ 2.34 05/01/36 544,978 451,703
FNMA ............................... AA+ 2.50 02/01/33 90,007 85,942
FNMA ............................... AA+ 2.50 06/01/35 280,663 266,029
FNMA ............................... AA+ 2.50 04/01/42 979,673 877,222
FNMA ............................... AA+ 2.50 03/01/51 761,448 656,297
FNMA ............................... AA+ 2.50 04/01/51 138,984 118,205
FNMA ............................... AA+ 2.50 05/01/51 631,441 543,336
FNMA ............................... AA+ 2.50 05/01/52 795,357 676,186
FNMA ............................... AA+ 3.00 06/01/33 90,897 87,721
FNMA ............................... AA+ 3.00 09/01/33 52,268 50,418
FNMA ............................... AA+ 3.00 01/01/43 185,857 170,751
FNMA ............................... AA+ 3.00 02/01/43 46,671 42,881
FNMA ............................... AA+ 3.00 03/01/43 92,526 85,244
FNMA ............................... AA+ 3.00 09/01/43 97,425 89,751
FNMA ............................... AA+ 3.00 12/01/47 26,806 24,124
FNMA ............................... AA+ 3.00 03/01/48 36,841 32,997
FNMA ............................... AA+ 3.00 01/01/52 492,811 436,179

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 3.00 04/01/52 $ 483,394 $ 424,802
FNMA ............................... AA+ 3.10 06/01/29 175,000 168,549
FNMA ............................... AA+ 3.50 08/01/38 62,296 59,135
FNMA ............................... AA+ 3.50 10/01/41 39,957 37,486
FNMA ............................... AA+ 3.50 11/01/41 68,128 64,325
FNMA ............................... AA+ 3.50 12/01/41 45,370 42,564
FNMA ............................... AA+ 3.50 04/01/42 69,344 65,066
FNMA ............................... AA+ 3.50 08/01/42 77,780 73,458
FNMA ............................... AA+ 3.50 08/01/43 300,979 285,107
FNMA ............................... AA+ 3.50 10/01/44 24,053 22,752
FNMA ............................... AA+ 3.50 04/01/45 135,567 127,652
FNMA ............................... AA+ 3.50 05/01/45 3,637 3,422
FNMA ............................... AA+ 3.50 09/01/47 45,685 42,780
FNMA ............................... AA+ 3.50 06/01/51 495,748 454,794
FNMA ............................... AA+ 3.50 05/01/52 546,732 503,996
FNMA ............................... AA+ 3.75 08/01/28 199,765 197,720
FNMA ............................... AA+ 4.00 01/01/31 23,120 23,006
FNMA ............................... AA+ 4.00 07/01/40 52,839 51,500
FNMA ............................... AA+ 4.00 11/01/40 29,526 28,768
FNMA ............................... AA+ 4.00 05/01/41 25,427 24,657
FNMA ............................... AA+ 4.00 11/01/45 54,014 52,375
FNMA ............................... AA+ 4.00 02/01/47 52,298 50,510
FNMA ............................... AA+ 4.00 04/01/49 197,965 189,440
FNMA ............................... AA+ 4.00 03/01/50 184,589 175,867
FNMA ............................... AA+ 4.00 07/01/52 143,062 136,668
FNMA ............................... AA+ 4.00 07/01/56 285,845 268,934
FNMA ............................... AA+ 4.50 05/01/30 6,028 6,048
FNMA ............................... AA+ 4.50 06/01/34 10,352 10,383
FNMA ............................... AA+ 4.50 08/01/35 8,267 8,290
FNMA ............................... AA+ 4.50 05/01/39 37,302 37,318
FNMA ............................... AA+ 4.50 05/01/40 33,334 33,379
FNMA ............................... AA+ 4.50 10/01/40 111,016 111,439
FNMA ............................... AA+ 4.50 10/01/41 8,573 8,553
FNMA ............................... AA+ 4.50 11/01/47 56,664 55,979
FNMA ............................... AA+ 4.50 05/01/50 300,083 295,069
FNMA ............................... AA+ 5.00 06/01/33 11,558 11,735
FNMA ............................... AA+ 5.00 10/01/33 12,865 13,062
FNMA ............................... AA+ 5.00 11/01/33 40,842 41,470
FNMA ............................... AA+ 5.00 03/01/34 4,835 4,909
FNMA ............................... AA+ 5.00 04/01/34 8,310 8,452
FNMA ............................... AA+ 5.00 09/01/35 4,266 4,346
FNMA ............................... AA+ 5.00 08/01/37 41,517 42,338
FNMA ............................... AA+ 5.00 05/01/39 19,408 19,790
FNMA ............................... AA+ 5.50 07/01/27 25,948 26,093
FNMA ............................... AA+ 5.50 06/01/48 3,914 4,044
FNMA ............................... AA+ 5.50 03/01/53 311,003 315,130
FNMA ............................... AA+ 5.50 02/01/55 1,000,000 1,012,099
FNMA ............................... AA+ 6.00 05/01/32 2,570 2,664

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 6.00 04/01/33 $ 14,009 $ 14,579
FNMA ............................... AA+ 6.00 05/01/33 5,990 6,234
FNMA ............................... AA+ 6.00 06/01/34 3,141 3,281
FNMA ............................... AA+ 6.00 09/01/34 803 839
FNMA ............................... AA+ 6.00 10/01/34 8,178 8,541
FNMA ............................... AA+ 6.00 01/01/37 3,847 4,046
FNMA ............................... AA+ 6.00 05/01/37 1,336 1,409
FNMA ............................... AA+ 6.00 11/01/52 532,616 551,311
FNMA ............................... AA+ 6.00 09/01/53 41,077 42,583
FNMA ............................... AA+ 6.00 09/01/54 230,245 235,750
FNMA ............................... AA+ 6.50 05/01/32 13,288 13,982
FNMA ............................... AA+ 6.50 07/01/34 2,520 2,680
FNMA ............................... AA+ 6.50 05/01/37 14,679 15,775
FNMA ............................... AA+ 7.00 04/01/32 455 481
FNMA ............................... AA+ 7.50 06/01/31 826 869
FNMA ............................... AA+ 7.50 02/01/32 1,184 1,260
FNMA ............................... AA+ 7.50 06/01/32 832 895
FNMA ............................... AA+ 8.00 04/01/32 896 936
FNMA SOFR30A + 2.29%(2) ............ AA+ 4.46 02/01/53 235,991 235,820
FNMA SOFR30A + 2.37%(2) ............ AA+ 1.81 09/01/51 687,313 621,990
FNMA Strip ........................... AA+ 3.00 08/01/42 39,837 36,681
FRESB Multifamily Mortgage(3) .......... AA+ 2.37 10/01/26 39,104 38,448
GNMA(4) ............................ AA+ 1.50 02/01/37 248,261 225,065
GNMA(4) ............................ AA+ 2.00 09/01/35 247,167 230,633
GNMA(4) ............................ AA+ 2.50 10/01/51 169,385 144,118
GNMA(4) ............................ AA+ 2.50 08/01/52 163,357 140,667
GNMA(4) ............................ AA+ 2.50 03/01/53 841,290 724,617
GNMA(4) ............................ AA+ 2.50 06/01/53 376,922 324,631
GNMA(4) ............................ AA+ 3.00 10/01/51 211,716 187,533
GNMA(4) ............................ AA+ 4.00 01/01/42 96,641 93,380
GNMA(4) ............................ AA+ 4.00 08/01/42 31,974 30,903
GNMA(4) ............................ AA+ 4.50 04/01/31 15,205 15,315
GNMA(4) ............................ AA+ 4.50 10/01/40 41,903 41,820
GNMA(4) ............................ AA+ 4.50 10/01/43 63,735 63,299
GNMA(4) ............................ AA+ 5.00 06/01/39 33,415 34,330
GNMA(4) ............................ AA+ 6.50 04/01/31 999 1,030
GNMA(4) ............................ AA+ 6.50 10/01/31 472 492
GNMA(4) ............................ AA+ 6.50 12/01/31 142 142
GNMA(4) ............................ AA+ 6.50 05/01/32 1,474 1,507
GNMA(4) ............................ AA+ 7.00 05/01/31 480 503
GNMA(4) ............................ AA+ 7.00 05/01/32 33 33
25,203,621
Non-Mortgage-Backed Obligations (0.4%)
FHLB ................................ AA+ 5.25 06/09/32 900,000 899,423
899,423
Corporate Debt (14.4%)
Basic Materials (0.3%)
Celanese US Holdings LLC ............. BB+ 6.67 07/15/27 280,000 287,161

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Basic Materials (Continued)
International Flavors & Fragrances, Inc.† .. BBB- 1.83 10/15/27 $ 290,000 $ 275,923
Steel Dynamics, Inc. ................... BBB 5.00 12/15/26 125,000 125,147
688,231
Communications (0.7%)
AT&T, Inc. ............................ BBB 2.75 06/01/31 400,000 366,585
Expedia Group, Inc. .................... BBB 5.40 02/15/35 170,000 174,538
Motorola Solutions, Inc. ................ BBB 5.55 08/15/35 160,000 166,612
T-Mobile USA, Inc. ..................... BBB 2.70 03/15/32 250,000 224,134
T-Mobile USA, Inc. ..................... BBB 3.38 04/15/29 165,000 160,224
Uber Technologies, Inc.† ............... BBB 4.50 08/15/29 180,000 179,975
VeriSign, Inc. ......................... BBB 2.70 06/15/31 325,000 293,243
1,565,311
Consumer, Cyclical (0.7%)
AutoZone, Inc. ........................ BBB 3.75 04/18/29 65,000 63,970
AutoZone, Inc. ........................ BBB 6.25 11/01/28 175,000 185,554
Darden Restaurants, Inc. ............... BBB 3.85 05/01/27 110,000 109,464
Ford Motor Credit Co. LLC .............. BBB- 6.80 11/07/28 200,000 208,871
General Motors Financial Co., Inc. ....... BBB 5.75 02/08/31 175,000 182,326
Lennar Corp. ......................... BBB 5.00 06/15/27 110,000 110,942
Lowe's Cos., Inc. ...................... BBB+ 2.63 04/01/31 185,000 168,832
Lowe's Cos., Inc. ...................... BBB+ 4.50 10/15/32 220,000 218,157
Toll Brothers Finance Corp. ............. BBB 4.88 03/15/27 200,000 201,372
1,449,488
Consumer, Non-cyclical (1.3%)
AbbVie, Inc. .......................... A- 5.05 03/15/34 455,000 467,688
Amgen, Inc. .......................... BBB+ 5.25 03/02/33 335,000 347,035
Block Financial LLC .................... BBB 5.38 09/15/32 225,000 227,057
Bunge Ltd. Finance Corp. ............... A- 2.75 05/14/31 235,000 215,442
Bunge Ltd. Finance Corp. ............... A- 4.20 09/17/29 150,000 149,559
Constellation Brands, Inc. ............... BBB 4.80 01/15/29 230,000 233,393
CVS Health Corp. ..................... BBB 3.75 04/01/30 389,000 376,857
Elevance Health, Inc. .................. A 2.88 09/15/29 255,000 242,180
Elevance Health, Inc. .................. A 4.75 02/15/30 65,000 66,081
Equifax, Inc. .......................... BBB 4.80 09/15/29 280,000 284,632
J M Smucker Co. ...................... BBB 6.20 11/15/33 245,000 265,972
2,875,896
Energy (1.5%)
Cheniere Energy Partners LP ............ BBB 4.50 10/01/29 295,000 294,223
Diamondback Energy, Inc. .............. BBB 5.15 01/30/30 360,000 370,838
Energy Transfer LP .................... BBB 5.25 07/01/29 105,000 108,086
Energy Transfer LP .................... BBB 5.55 02/15/28 241,000 248,118
EQT Corp. ........................... BBB- 3.90 10/01/27 203,000 201,637
EQT Corp. ........................... BBB- 7.50 06/01/27 160,000 163,182
HF Sinclair Corp. ...................... BBB- 4.50 10/01/30 300,000 295,477
HF Sinclair Corp. ...................... BBB- 5.75 01/15/31 60,000 62,123
Kinder Morgan, Inc. .................... BBB 5.10 08/01/29 350,000 359,693
Occidental Petroleum Corp. ............. BB+ 6.38 09/01/28 170,000 177,584

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
ONEOK, Inc. ......................... BBB 4.40 10/15/29 $ 70,000 $ 69,971
ONEOK, Inc.† ........................ BBB 5.63 01/15/28 180,000 183,863
Plains All American Pipeline LP / PAA
Finance Corp. ...................... BBB 4.70 01/15/31 115,000 115,245
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 5.50 03/01/30 150,000 152,625
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 6.88 01/15/29 75,000 76,402
Western Midstream Operating LP ........ BBB- 4.75 08/15/28 295,000 297,494
3,176,561
Financial (7.1%)
Alexandria Real Estate Equities, Inc. ...... BBB+ 4.75 04/15/35 360,000 351,919
Alleghany Corp. ....................... AA 3.63 05/15/30 160,000 156,238
American Express Co.(3)(5) ............. A- 4.92 07/20/33 350,000 355,970
American Express Co.(3)(5) ............. A- 5.39 07/28/27 210,000 212,029
American Tower Corp. .................. BBB+ 2.90 01/15/30 140,000 131,956
American Tower Corp. .................. BBB+ 5.80 11/15/28 180,000 187,941
Aon North America, Inc. ................ A- 5.45 03/01/34 350,000 364,611
Arthur J. Gallagher & Co. ............... BBB 5.00 02/15/32 305,000 310,967
Bank of America Corp.(3)(5) ............. A- 2.97 02/04/33 985,000 896,891
Bank of New York Mellon Corp.(3)(5) ..... A 4.97 04/26/34 85,000 86,642
Bank of New York Mellon Corp.(3)(5) ..... A 5.06 07/22/32 225,000 232,354
BankUnited, Inc. ...................... BBB- 5.13 06/11/30 200,000 199,824
Boston Properties LP .................. BBB 3.25 01/30/31 300,000 278,998
Boston Properties LP .................. BBB 5.75 01/15/35 85,000 86,946
Brown & Brown, Inc. ................... BBB- 5.25 06/23/32 100,000 102,639
Capital One Financial Corp.(3)(5) ........ BBB 4.93 05/10/28 165,000 166,681
Capital One Financial Corp. ............. BBB 6.70 11/29/32 200,000 220,759
Citigroup, Inc.(3)(5) .................... BBB+ 3.79 03/17/33 195,000 185,211
Citigroup, Inc.(3)(5) .................... BBB+ 3.98 03/20/30 220,000 217,364
Citigroup, Inc.(3)(5) .................... BBB 5.83 02/13/35 300,000 311,417
Citizens Financial Group, Inc.(3)(5) ....... BBB+ 5.84 01/23/30 340,000 354,372
Digital Realty Trust LP .................. BBB+ 5.55 01/15/28 215,000 221,276
Equinix, Inc. .......................... BBB+ 3.20 11/18/29 375,000 358,907
Fairfax Financial Holdings Ltd. ........... A- 6.00 12/07/33 160,000 170,171
Fifth Third Bancorp(3)(5) ................ BBB+ 4.90 09/06/30 125,000 127,005
Fifth Third Bancorp(3)(5) ................ BBB+ 6.34 07/27/29 155,000 163,300
First Horizon Bank ..................... BBB 5.75 05/01/30 250,000 257,984
Goldman Sachs Group, Inc. ............. BBB+ 2.60 02/07/30 450,000 421,507
Goldman Sachs Group, Inc.(3)(5) ........ BBB+ 5.33 07/23/35 235,000 241,882
Host Hotels & Resorts LP ............... BBB- 5.70 07/01/34 275,000 281,780
JPMorgan Chase & Co.(3)(5) ............ A 5.00 07/22/30 200,000 205,144
JPMorgan Chase & Co.(3)(5) ............ A 5.35 06/01/34 200,000 208,323
JPMorgan Chase & Co.(3)(5) ............ A 5.50 01/24/36 300,000 313,931
Kemper Corp. ......................... BBB- 3.80 02/23/32 165,000 152,354
KeyCorp ............................. BBB 2.55 10/01/29 400,000 374,620
Kilroy Realty LP ....................... BBB- 3.05 02/15/30 120,000 110,789
Kimco Realty OP LLC .................. A- 4.85 03/01/35 135,000 134,173

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Kimco Realty OP LLC .................. A- 6.40 03/01/34 $ 200,000 $ 221,296
Liberty Mutual Group, Inc.† ............. BBB 4.57 02/01/29 365,000 367,317
Manufacturers & Traders Trust Co. ....... A- 4.70 01/27/28 250,000 253,294
Mercury General Corp. ................. BBB- 4.40 03/15/27 125,000 124,467
Morgan Stanley(3)(5) .................. A- 2.70 01/22/31 450,000 420,456
Morgan Stanley(3)(5) .................. A- 5.17 01/16/30 40,000 41,097
Morgan Stanley(3)(5) .................. A- 5.45 07/20/29 210,000 216,952
NNN REIT, Inc. ....................... BBB+ 2.50 04/15/30 145,000 133,877
NNN REIT, Inc. ....................... BBB+ 4.60 02/15/31 165,000 165,456
PNC Bank N.A. ....................... A- 2.70 10/22/29 250,000 235,158
PNC Financial Services Group, Inc.(3)(5) .. A- 5.58 06/12/29 180,000 186,443
PNC Financial Services Group, Inc.(3)(5) .. A- 6.88 10/20/34 120,000 135,963
Prologis LP ........................... A 1.75 07/01/30 140,000 125,245
Realty Income Corp. ................... A- 4.85 03/15/30 65,000 66,681
Realty Income Corp. ................... A- 5.13 02/15/34 325,000 333,085
Synchrony Financial(3)(5) ............... BBB- 5.02 07/29/29 150,000 151,249
Tanger Properties LP ................... BBB- 2.75 09/01/31 300,000 269,245
Tanger Properties LP ................... BBB- 3.88 07/15/27 110,000 109,040
Truist Financial Corp.(3)(5) .............. A- 4.87 01/26/29 300,000 304,400
Truist Financial Corp.(3)(5) .............. A- 5.07 05/20/31 140,000 143,488
US Bancorp(3)(5) ..................... A 4.65 02/01/29 465,000 470,033
US Bancorp(3)(5) ..................... A 5.78 06/12/29 60,000 62,453
Voya Financial, Inc. .................... BBB+ 5.00 09/20/34 250,000 248,465
Wells Fargo & Co.(3)(5) ................ BBB+ 3.35 03/02/33 315,000 293,165
Wells Fargo & Co.(3)(5) ................ BBB+ 5.20 01/23/30 220,000 226,639
Wells Fargo & Co.(3)(5) ................ BBB+ 5.56 07/25/34 200,000 210,074
Welltower OP LLC ..................... A- 2.75 01/15/31 340,000 314,198
Zions Bancorp N.A. .................... BBB 3.25 10/29/29 250,000 234,722
15,218,833
Industrial (1.1%)
Arrow Electronics, Inc. ................. BBB- 5.15 08/21/29 250,000 255,919
Boeing Co. ........................... BBB- 3.20 03/01/29 375,000 361,771
CH Robinson Worldwide, Inc. ............ BBB+ 4.20 04/15/28 180,000 180,068
General Electric Co. ................... A- 4.30 07/29/30 160,000 160,969
Huntington Ingalls Industries, Inc. ........ BBB- 3.48 12/01/27 155,000 152,551
Jabil, Inc. ............................ BBB- 3.00 01/15/31 140,000 129,049
Jabil, Inc. ............................ BBB- 3.95 01/12/28 75,000 74,492
L3Harris Technologies, Inc. ............. BBB 4.85 04/27/35 200,000 199,256
Lennox International, Inc. ............... BBB 1.70 08/01/27 155,000 148,244
Otis Worldwide Corp. .................. BBB 5.13 11/19/31 245,000 254,045
Teledyne Technologies, Inc. ............. BBB 2.75 04/01/31 215,000 197,287
Vulcan Materials Co. ................... BBB+ 4.95 12/01/29 350,000 358,514
2,472,165
Technology (0.6%)
Hewlett Packard Enterprise Co. .......... BBB 4.55 10/15/29 240,000 241,112
Hewlett Packard Enterprise Co. .......... BBB 4.85 10/15/31 115,000 116,145
Intel Corp. ............................ BBB 5.20 02/10/33 225,000 230,156
Microchip Technology, Inc. .............. BBB 4.90 03/15/28 150,000 152,186

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Technology (Continued)
Paychex, Inc. ......................... BBB+ 5.10 04/15/30 $ 295,000 $ 303,462
Synopsys, Inc. ........................ BBB 5.00 04/01/32 215,000 219,652
1,262,713
Utilities (1.1%)
American Electric Power Co., Inc. ........ BBB 5.20 01/15/29 345,000 355,762
Black Hills Corp. ...................... BBB+ 3.05 10/15/29 140,000 133,059
Dominion Energy, Inc. .................. A 2.30 12/01/31 355,000 314,360
DTE Energy Co. ....................... BBB 5.10 03/01/29 325,000 333,239
Duke Energy Carolinas LLC ............. A 4.85 01/15/34 330,000 333,973
NextEra Energy Capital Holdings, Inc. .... BBB+ 3.55 05/01/27 275,000 272,716
NiSource, Inc. ........................ BBB+ 5.20 07/01/29 350,000 361,016
Southern Co. ......................... BBB+ 5.70 03/15/34 280,000 295,958
2,400,083
Total Corporate Debt ..............................................................
31,109,281
Total Long-Term Debt Securities
(Cost: $75,546,050) .............................................................
73,601,825
SHORT-TERM DEBT SECURITIES (5.3%):
U.S. Government (4.6%)
U.S. Treasury Bill ...................... A-1+ 4.02 11/12/25 4,700,000 4,678,121
U.S. Treasury Bill ...................... A-1+ 4.02 10/30/25 1,000,000 996,774
U.S. Treasury Bill ...................... A-1+ 4.04 10/21/25 500,000 498,881
U.S. Treasury Bill ...................... A-1+ 4.04 10/14/25 1,250,000 1,248,180
U.S. Treasury Bill ...................... A-1+ 4.10 10/07/25 2,400,000 2,398,364
9,820,320
Commercial Paper (0.7%)
Novartis Finance Corp. ................. A-1+ 4.04 10/01/25 1,600,000 1,600,000
Total Short-Term Debt Securities
(Cost: $11,420,320) .............................................................
11,420,320
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.7%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 1,587,354 $ 1,587,354
Total Temporary Cash Investment
(Cost: $1,587,354) ..............................................................
1,587,354
Total Investments
(Cost: $152,547,656) 100.1% ....................................................
216,306,596
Other Net Assets -0.1% ............................................................
(299,206)
Net Assets 100.0% ...............................................................
$ 216,007,390

MoA FUNDS - BALANCED FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Abbreviations:
ARM  = Adjustable Rate Mortgage
FHLB  = Federal Home Loan Bank
FHLMC  = Federal Home Loan Mortgage Corporation
FNMA  = Federal National Mortgage Association
FRESB  = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA  = Government National Mortgage Association
SOFR  = Secured overnight financing rate
SOFR30A  = 30-day Average SOFR (Secured overnight financing rate)
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate values of these securities amounts to $1,007,078 and represents 0.5% of net assets.
(1) Zero Coupon.
(2) Floating Rate Note.
(3) Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
(4) U.S. Government guaranteed security
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Share Value
COMMON STOCKS (98.6%):
Australia (5.4%):
Basic Materials (2.2%)
BHP Group Ltd. ....... 511,462 $ 14,287,805
BlueScope Steel Ltd. .. 500,210 7,513,597
Fortescue Ltd. ........ 534,934 6,624,863
Rio Tinto PLC ........ 262,434 17,295,044
45,721,309
Consumer, Cyclical (1.1%)
Aristocrat Leisure Ltd. .. 203,659 9,428,083
Wesfarmers Ltd. ...... 206,453 12,559,223
21,987,306
Consumer, Non-cyclical (0.4%)
Brambles Ltd. ........ 553,939 9,088,843
Financial (1.1%)
ANZ Group Holdings Ltd. 577,717 12,685,825
Commonwealth Bank of
Australia .......... 95,801 10,579,648
23,265,473
Technology (0.6%)
Pro Medicus Ltd. ...... 60,597 12,337,294
Total Australia ..........
112,400,225
Austria (0.3%):
Energy (0.3%)
OMV AG ............ 109,217 5,835,228
China (1.6%):
Communications (1.6%)
Prosus NV ........... 461,619 32,643,412
Denmark (1.7%):
Consumer, Cyclical (0.4%)
Pandora A/S ......... 65,126 8,515,057
Consumer, Non-cyclical (0.5%)
Genmab A/S* ........ 31,295 9,656,017
Financial (0.6%)
Danske Bank A/S ..... 301,652 12,884,937
Industrial (0.2%)
ROCKWOOL A/S Cl B . 118,464 4,416,502
Total Denmark .........
35,472,513
Finland (0.7%):
Financial (0.7%)
Nordea Bank Abp ..... 865,038 14,221,515
France (9.4%):
Basic Materials (0.6%)
Air Liquide SA ........ 61,736 12,863,105
Share Value
COMMON STOCKS (Continued):
France (Continued)
Communications (0.5%)
Orange S.A. ......... 627,080 $ 10,171,849
Consumer, Cyclical (1.2%)
Hermes International
SCA .............. 9,853 24,228,918
Consumer, Non-cyclical (1.4%)
Danone S.A. ......... 158,953 13,850,094
EssilorLuxottica S.A. ... 44,374 14,455,000
28,305,094
Energy (0.8%)
TotalEnergies SE ..... 280,542 17,087,430
Financial (1.9%)
AXA S.A. ............ 318,298 15,263,985
BNP Paribas S.A. ..... 158,886 14,532,158
Klepierre S.A. ........ 241,534 9,429,464
39,225,607
Industrial (2.3%)
Cie de Saint-Gobain S.A. 106,325 11,520,480
Dassault Aviation S.A. . 16,429 5,534,488
Eiffage S.A. .......... 86,831 11,124,604
Legrand S.A. ......... 44,710 7,429,062
Safran S.A. .......... 37,893 13,447,053
49,055,687
Utilities (0.7%)
Engie S.A. ........... 689,129 14,813,882
Total France ...........
195,751,572
Germany (10.1%):
Communications (1.2%)
Deutsche Telekom AG . 490,414 16,708,145
Scout24 SE† ......... 61,321 7,693,172
24,401,317
Consumer, Cyclical (0.4%)
Mercedes-Benz Group
AG ............... 134,057 8,449,612
Financial (3.2%)
Allianz SE ........... 57,186 24,059,675
Deutsche Bank AG .... 715,593 25,343,292
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen ......... 25,609 16,350,686
65,753,653
Industrial (3.5%)
GEA Group AG ....... 143,569 10,614,357
Heidelberg Materials AG 85,796 19,393,819
MTU Aero Engines AG . 23,786 10,973,373

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Share Value
COMMON STOCKS (Continued):
Germany (Continued)
Industrial (Continued)
Siemens AG ......... 121,971 $ 32,929,491
73,911,040
Technology (1.8%)
SAP SE ............. 142,140 38,060,434
Total Germany .........
210,576,056
Hong Kong (0.5%):
Consumer, Non-cyclical (0.5%)
WH Group Ltd.† ...... 10,752,571 11,644,508
Ireland (0.4%):
Financial (0.4%)
AerCap Holdings N.V. .. 78,190 9,460,990
Israel (1.0%):
Communications (0.3%)
Wix.com Ltd.* ........ 37,544 6,668,941
Technology (0.7%)
Check Point Software
Technologies Ltd.* .. 65,210 13,492,601
Total Israel ............
20,161,542
Italy (5.7%):
Consumer, Cyclical (1.0%)
Ferrari N.V. .......... 23,020 11,158,275
Ryanair Holdings PLC . 332,286 9,710,200
20,868,475
Consumer, Non-cyclical (0.3%)
Coca-Cola HBC AG ... 132,022 6,228,616
Financial (3.2%)
Banco BPM SpA ...... 775,558 11,639,961
Generali ............ 276,357 10,860,833
Intesa Sanpaolo SpA .. 2,688,112 17,793,088
UniCredit SpA ........ 344,544 26,218,114
66,511,996
Industrial (0.6%)
Poste Italiane SpA† ... 541,641 12,875,374
Utilities (0.6%)
Enel SpA ............ 1,428,474 13,536,992
Total Italy .............
120,021,453
Japan (19.8%):
Basic Materials (0.6%)
Nitto Denko Corp. ..... 566,245 13,422,691
Consumer, Cyclical (6.2%)
Asics Corp. .......... 376,100 9,841,595
Share Value
COMMON STOCKS (Continued):
Japan (Continued)
Consumer, Cyclical (Continued)
Daiwa House Industry
Co. Ltd. ........... 466,066 $ 16,738,775
Honda Motor Co. Ltd. .. 934,392 9,642,298
Marubeni Corp. ....... 458,700 11,445,582
Mitsubishi Corp. ...... 631,272 15,049,149
Mitsui & Co. Ltd. ...... 519,176 12,891,771
Nintendo Co. Ltd. ..... 116,682 10,095,239
Sony Group Corp. ..... 638,500 18,354,769
Sumitomo Electric
Industries Ltd. ...... 464,813 13,225,813
Tokyo Gas Co. Ltd. .... 322,031 11,450,992
128,735,983
Consumer, Non-cyclical (2.6%)
Japan Tobacco, Inc. ... 418,593 13,728,617
Recruit Holdings Co. Ltd. 248,649 13,368,334
Shionogi & Co. Ltd. .... 823,873 14,516,529
Takeda Pharmaceutical
Co. Ltd. ........... 423,900 12,450,109
54,063,589
Energy (0.4%)
Inpex Corp. .......... 466,346 8,396,876
Financial (2.5%)
Daito Trust Construction
Co. Ltd. ........... 346,540 7,603,521
Daiwa Securities Group,
Inc. .............. 1,894,301 15,393,240
Japan Post Insurance
Co. Ltd. ........... 485,773 13,767,315
Mitsubishi UFJ Financial
Group, Inc. ........ 880,300 14,200,453
Sony Financial Group,
Inc.* .............. 638,500 708,077
51,672,606
Industrial (4.8%)
Daifuku Co. Ltd. ...... 306,100 9,796,416
Hitachi Ltd. .......... 995,247 26,367,147
Hoya Corp. .......... 100,688 13,922,166
Keyence Corp. ....... 29,370 10,942,114
Komatsu Ltd. ......... 295,900 10,308,330
Mitsubishi Electric Corp. 405,600 10,417,325
Nippon Yusen KK ..... 198,838 6,785,377
Yokogawa Electric Corp. 401,692 11,527,998
100,066,873
Technology (2.4%)
Advantest Corp. ...... 191,200 18,917,856
Canon, Inc. .......... 249,213 7,272,807
Konami Group Corp. ... 69,097 9,968,069
Obic Co. Ltd. ......... 224,900 7,838,531

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Share Value
COMMON STOCKS (Continued):
Japan (Continued)
Technology (Continued)
Tokyo Electron Ltd. .... 33,900 $ 6,009,350
50,006,613
Utilities (0.3%)
Osaka Gas Co. Ltd. ... 245,958 7,123,846
Total Japan ............
413,489,077
Netherlands (4.0%):
Communications (0.5%)
Koninklijke KPN N.V. ... 2,290,406 10,992,895
Consumer, Non-cyclical (0.8%)
Koninklijke Ahold
Delhaize N.V. ...... 408,046 16,511,378
Financial (0.8%)
ING Groep N.V. ....... 617,280 16,182,462
Technology (1.9%)
ASM International N.V. . 13,684 8,253,501
ASML Holding N.V. .... 33,416 32,586,851
40,840,352
Total Netherlands .......
84,527,087
New Zealand (0.4%):
Technology (0.4%)
Xero Ltd.* ........... 79,678 8,314,011
Norway (1.8%):
Communications (0.4%)
Telenor ASA ......... 482,261 8,002,393
Consumer, Non-cyclical (0.3%)
Orkla ASA ........... 553,869 5,790,605
Energy (0.5%)
Equinor ASA ......... 467,601 11,402,974
Industrial (0.6%)
Kongsberg Gruppen ASA 361,864 11,564,215
Total Norway ...........
36,760,187
Singapore (0.8%):
Financial (0.8%)
DBS Group Holdings
Ltd. .............. 452,063 17,927,827
Spain (4.7%):
Financial (3.4%)
Banco Bilbao Vizcaya
Argentaria S.A. ..... 1,448,080 27,903,971
Banco Santander S.A. . 3,240,867 34,010,691
CaixaBank S.A. ....... 964,025 10,181,951
72,096,613
Share Value
COMMON STOCKS (Continued):
Spain (Continued)
Industrial (0.4%)
Aena SME S.A.† ...... 317,378 $ 8,676,897
Utilities (0.9%)
Iberdrola S.A. ........ 960,670 18,184,844
Total Spain ............
98,958,354
Sweden (3.2%):
Communications (0.8%)
Tele2 AB Cl B ........ 444,694 7,585,853
Telefonaktiebolaget LM
Ericsson Cl B ...... 1,049,245 8,694,052
16,279,905
Financial (1.1%)
Svenska Handelsbanken
AB Cl A ........... 834,330 10,886,035
Swedbank AB Cl A .... 427,517 12,904,900
23,790,935
Industrial (1.3%)
Assa Abloy AB Cl B .... 313,762 10,921,391
Atlas Copco AB Cl A ... 974,086 16,518,535
27,439,926
Total Sweden ..........
67,510,766
Switzerland (2.7%):
Consumer, Non-cyclical (0.3%)
Sonova Holding AG ... 22,864 6,271,741
Financial (0.8%)
Zurich Insurance Group
AG ............... 22,751 16,262,036
Industrial (1.6%)
ABB Ltd. ............ 290,363 21,011,634
Schindler Holding AG .. 33,218 12,632,018
33,643,652
Total Switzerland .......
56,177,429
Taiwan (0.5%):
Technology (0.5%)
Taiwan Semiconductor
Manufacturing Co.
Ltd. .............. 37,961 10,602,128
United Kingdom (10.5%):
Communications (0.4%)
Vodafone Group PLC .. 7,326,732 8,520,287
Consumer, Cyclical (1.1%)
InterContinental Hotels
Group PLC ........ 79,607 9,625,315

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
Share Value
COMMON STOCKS (Continued):
United Kingdom (Continued)
Consumer, Cyclical (Continued)
Next PLC ............ 79,880 $ 13,316,307
22,941,622
Consumer, Non-cyclical (4.3%)
AstraZeneca PLC ..... 77,809 11,920,426
British American Tobacco
PLC .............. 333,795 17,753,658
Imperial Brands PLC ... 438,506 18,628,371
RELX PLC ........... 107,407 5,131,782
Tesco PLC ........... 2,573,542 15,425,015
Unilever PLC ......... 355,055 20,986,821
89,846,073
Financial (3.5%)
3i Group PLC ........ 274,992 15,158,379
Barclays PLC ........ 5,082,381 26,150,503
HSBC Holdings PLC ... 2,337,251 32,985,903
74,294,785
Industrial (1.2%)
Rolls-Royce Holdings
PLC .............. 1,503,375 24,165,644
Total United Kingdom ....
219,768,411
United States (13.4%):
Consumer, Non-cyclical (5.8%)
Chugai Pharmaceutical
Co. Ltd. ........... 231,107 10,246,016
Share Value
COMMON STOCKS (Continued):
United States (Continued)
Consumer, Non-cyclical (Continued)
Experian PLC ........ 251,445 $ 12,629,371
GSK PLC ........... 688,575 14,785,068
Novartis AG .......... 353,714 45,479,977
Roche Holding AG .... 115,917 38,598,456
121,738,888
Energy (1.3%)
Shell PLC ........... 756,233 26,952,930
Financial (5.2%)
iShares Core MSCI
Emerging Markets
ETF .............. 496,299 32,716,030
iShares MSCI Emerging
Markets ex China ETF 323,604 21,846,506
iShares MSCI India ETF 438,420 22,824,145
Vanguard FTSE
Emerging Markets
ETF .............. 594,548 32,212,611
109,599,292
Industrial (1.1%)
Amrize Ltd.* ......... 93,718 4,582,419
Holcim AG ........... 93,718 7,996,448
Schneider Electric SE .. 33,274 9,365,703
21,944,570
Total United States ......
280,235,680
Total Common Stocks
(Cost: $1,534,206,190) .
2,062,459,971
$1,534,206,190 98.6% $
Rating** Rate(%) Maturity Face Amount Value
SHORT-TERM DEBT SECURITIES (0.7%):
United States (0.7%)
U.S. Government (0.7%)
U.S. Treasury Bill ................... A-1+ 4.02 11/12/25 $ 5,000,000 $ 4,976,725
U.S. Treasury Bill ................... A-1+ 4.18 10/23/25 3,500,000 3,491,117
U.S. Treasury Bill ................... A-1+ 4.22 10/09/25 2,000,000 1,998,135
U.S. Treasury Bill(1) ................ A-1+ 4.29 11/18/25 3,250,000 3,231,684
13,697,661
Total Short-Term Debt Securities
(Cost: $13,697,661) .............................................................
13,697,661

MoA FUNDS - INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Contract
Type
Number of
Contracts
Purchased (P)
or Sold (S)
Expiration
Date
Underlying
Face Amount
at Value
Unrealized
Gain(Loss)(a)
Face Value
of Futures
as a %
of Total
Investments
MSCI EAFE Index
145
P
December 2025
$20,193,425
$(1,240)
1.0%
(a)   Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable
Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The
Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ........................................... 3.98 USD 1,421,346 $ 1,421,346
1,421,346
Total Temporary Cash Investment
(Cost: $1,421,346) ..............................................................
1,421,346
Total Investments
(Cost: $1,549,325,197) 99.4% ....................................................
2,077,578,978
Other Net Assets 0.6% ............................................................
12,936,491
Net Assets 100.0% ...............................................................
$ 2,090,515,469
* Non-income producing security.
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate values of these securities amounts to $40,889,951 and represents 2.0% of net assets.
(1) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Fund as of September 30, 2025, was as follows:

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS ( 100 .1% ):
Basic Materials ( 1 .4% )
Air Products and
Chemicals, Inc. ....... 36 $ 9,818
Albemarle Corp. ........ 19 1,541
CF Industries Holdings, Inc. 26 2,332
Dow, Inc. .............. 118 2,706
DuPont de Nemours, Inc. . 70 5,453
Ecolab, Inc. ............ 42 11,502
Freeport-McMoRan, Inc. .. 239 9,374
International Flavors &
Fragrances, Inc. ...... 42 2,585
International Paper Co. ... 88 4,083
Linde PLC ............. 78 37,050
LyondellBasell Industries
NV Cl A ............. 43 2,109
Mosaic Co. ............ 52 1,803
Newmont Corp. ......... 183 15,429
Nucor Corp. ............ 38 5,146
PPG Industries, Inc. ..... 38 3,994
Sherwin-Williams Co. .... 39 13,504
Steel Dynamics, Inc. ..... 22 3,067
131,496
Communications ( 16 .6% )
Airbnb, Inc. Cl A * ........ 71 8,621
Alphabet, Inc. Cl A ...... 960 233,376
Alphabet, Inc. Cl C ...... 771 187,777
Amazon.com, Inc. * ...... 1,613 354,166
AppLovin Corp. Cl A * .... 46 33,053
Arista Networks, Inc. * .... 175 25,499
AT&T, Inc. ............. 1,180 33,323
Booking Holdings, Inc. ... 5 26,996
CDW Corp. ............ 22 3,504
Charter Communications,
Inc. Cl A * ............ 15 4,127
Cisco Systems, Inc. ..... 671 45,910
Comcast Corp. Cl A ..... 608 19,103
DoorDash, Inc. Cl A * ..... 62 16,863
eBay, Inc. ............. 76 6,912
Expedia Group, Inc. ..... 19 4,061
F5, Inc. * ............... 9 2,909
FactSet Research Systems,
Inc. ................ 7 2,006
Fox Corp. Cl A .......... 34 2,144
Fox Corp. Cl B ......... 24 1,375
Gen Digital, Inc. ........ 95 2,697
GoDaddy, Inc. Cl A * ..... 23 3,147
Interpublic Group of Cos.,
Inc. ................ 60 1,675
Match Group, Inc. ....... 39 1,378
Meta Platforms, Inc. Cl A . 358 262,908
Motorola Solutions, Inc. .. 28 12,804
Netflix, Inc. * ............ 70 83,924
News Corp. Cl A ........ 62 1,904
Shares Value
COMMON STOCKS (Continued):
Communications (Continued)
News Corp. Cl B ........ 21 $ 726
Omnicom Group, Inc. .... 31 2,527
Palo Alto Networks, Inc. * . 113 23,009
Robinhood Markets, Inc.
Cl A * ............... 144 20,618
T-Mobile US, Inc. ....... 80 19,150
Trade Desk, Inc. Cl A * .... 74 3,627
Uber Technologies, Inc. * .. 443 43,401
VeriSign, Inc. ........... 14 3,914
Verizon Communications,
Inc. ................ 696 30,589
Walt Disney Co. ........ 297 34,007
Warner Bros Discovery,
Inc. * ................ 409 7,988
1,571,718
Consumer, Cyclical ( 9 .0% )
Aptiv PLC * ............. 36 3,104
AutoZone, Inc. * ......... 3 12,871
Best Buy Co., Inc. ....... 33 2,495
CarMax, Inc. * .......... 24 1,077
Carnival Corp. * ......... 180 5,204
Chipotle Mexican Grill, Inc. * 223 8,739
Copart, Inc. * ........... 189 8,499
Costco Wholesale Corp. .. 97 89,786
Cummins, Inc. .......... 29 12,249
Darden Restaurants, Inc. . 19 3,617
Deckers Outdoor Corp. * .. 24 2,433
Delta Air Lines, Inc. ...... 138 7,831
Dollar General Corp. ..... 48 4,961
Dollar Tree, Inc. * ........ 42 3,964
Domino's Pizza, Inc. ..... 6 2,590
DR Horton, Inc. ......... 46 7,796
Fastenal Co. ........... 244 11,966
Ford Motor Co. ......... 650 7,774
General Motors Co. ..... 158 9,633
Genuine Parts Co. ...... 23 3,188
Hasbro, Inc. ............ 22 1,669
Hilton Worldwide Holdings,
Inc. ................ 39 10,118
Home Depot, Inc. ....... 165 66,856
Lennar Corp. Cl A ....... 37 4,663
Live Nation Entertainment,
Inc. * ................ 26 4,248
LKQ Corp. ............. 43 1,313
Lowe's Cos., Inc. ........ 93 23,372
Lululemon Athletica, Inc. * . 18 3,203
Marriott International, Inc.
Cl A ................ 37 9,636
McDonald's Corp. ....... 119 36,163
NIKE, Inc. Cl B ......... 197 13,737
Norwegian Cruise Line
Holdings Ltd. * ........ 75 1,847

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
NVR, Inc. * ............. 1 $ 8,035
O'Reilly Automotive, Inc. * . 141 15,201
PACCAR, Inc. .......... 111 10,914
Pool Corp. ............. 6 1,860
PulteGroup, Inc. ........ 32 4,228
Ralph Lauren Corp. ..... 6 1,881
Ross Stores, Inc. ....... 54 8,229
Royal Caribbean Cruises
Ltd. ................ 42 13,590
Southwest Airlines Co. ... 112 3,574
Starbucks Corp. ........ 189 15,989
Tapestry, Inc. ........... 35 3,963
Target Corp. ........... 99 8,880
Tesla, Inc. * ............ 466 207,240
TJX Cos., Inc. .......... 185 26,740
TKO Group Holdings, Inc. 11 2,222
Tractor Supply Co. ...... 88 5,005
Ulta Beauty, Inc. * ....... 7 3,827
United Airlines Holdings,
Inc. * ................ 69 6,658
Walmart, Inc. ........... 961 99,041
Williams-Sonoma, Inc. ... 20 3,909
WW Grainger, Inc. ...... 9 8,577
Yum! Brands, Inc. ....... 46 6,992
853,157
Consumer, Non-cyclical ( 12 .9% )
Align Technology, Inc. * ... 29 3,631
Amgen, Inc. ............ 233 65,753
Archer-Daniels-Midland Co. 105 6,273
Automatic Data Processing,
Inc. ................ 86 25,241
Avery Dennison Corp. .... 12 1,946
Baxter International, Inc. .. 222 5,055
Biogen, Inc. * ........... 63 8,825
Block, Inc. * ............ 102 7,372
Boston Scientific Corp. * .. 641 62,581
Brown-Forman Corp. Cl B 38 1,029
Bunge Global SA ....... 31 2,519
Cardinal Health, Inc. ..... 103 16,167
Cencora, Inc. ........... 84 26,253
Cigna Group ........... 116 33,437
Cintas Corp. ........... 73 14,984
Clorox Co. ............. 26 3,206
Colgate-Palmolive Co. ... 177 14,149
Conagra Brands, Inc. .... 105 1,923
Constellation Brands, Inc.
Cl A ................ 31 4,175
Contra ABIOMED, Inc. —
contingent value rights * 20 0 ‡
Corpay, Inc. * ........... 13 3,745
Corteva, Inc. ........... 113 7,642
CVS Health Corp. ....... 549 41,389
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
DaVita, Inc. * ........... 15 $ 1,993
Dexcom, Inc. * .......... 170 11,439
Edwards Lifesciences
Corp. * .............. 254 19,754
Elevance Health, Inc. .... 97 31,343
Equifax, Inc. ........... 26 6,670
Estee Lauder Cos., Inc.
Cl A ................ 51 4,494
GE HealthCare
Technologies, Inc. ..... 198 14,870
General Mills, Inc. ....... 117 5,899
Gilead Sciences, Inc. .... 537 59,607
Global Payments, Inc. .... 45 3,739
Henry Schein, Inc. * ...... 44 2,920
Hershey Co. ........... 32 5,986
Hologic, Inc. * ........... 96 6,479
Hormel Foods Corp. ..... 64 1,583
Humana, Inc. ........... 52 13,529
IDEXX Laboratories, Inc. * . 35 22,361
Incyte Corp. * ........... 71 6,021
Insulet Corp. * .......... 30 9,262
Intuitive Surgical, Inc. * ... 155 69,321
IQVIA Holdings, Inc. * .... 74 14,056
J M Smucker Co. ....... 23 2,498
Kellanova ............. 59 4,839
Keurig Dr Pepper, Inc. ... 297 7,576
Kimberly-Clark Corp. .... 73 9,077
Kraft Heinz Co. ......... 187 4,869
Kroger Co. ............. 133 8,966
Labcorp Holdings, Inc. ... 36 10,334
Lamb Weston Holdings,
Inc. ................ 30 1,742
McCormick & Co., Inc. ... 55 3,680
McKesson Corp. ........ 54 41,717
Medtronic PLC ......... 554 52,763
Molina Healthcare, Inc. * .. 23 4,401
Molson Coors Beverage
Co. Cl B ............ 37 1,674
Mondelez International, Inc.
Cl A ................ 283 17,679
Monster Beverage Corp. * . 156 10,500
Moody's Corp. .......... 28 13,341
PayPal Holdings, Inc. * ... 177 11,870
PepsiCo, Inc. ........... 300 42,132
Procter & Gamble Co. .... 513 78,822
Quanta Services, Inc. .... 32 13,261
Quest Diagnostics, Inc. ... 48 9,148
ResMed, Inc. ........... 63 17,245
Rollins, Inc. ............ 60 3,524
S&P Global, Inc. ........ 58 28,229
Solventum Corp. * ....... 64 4,672
STERIS PLC ........... 43 10,640

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Stryker Corp. ........... 149 $ 55,081
Sysco Corp. ........... 105 8,646
The Campbell's Company 43 1,358
Tyson Foods, Inc. Cl A ... 63 3,421
United Rentals, Inc. ..... 13 12,411
Verisk Analytics, Inc. ..... 30 7,545
West Pharmaceutical
Services, Inc. ........ 31 8,132
Zimmer Biomet Holdings,
Inc. ................ 86 8,471
Zoetis, Inc. ............ 192 28,093
1,216,978
Energy ( 2 .9% )
APA Corp. ............. 58 1,408
Baker Hughes Co. ...... 163 7,941
Chevron Corp. .......... 317 49,227
ConocoPhillips ......... 206 19,486
Coterra Energy, Inc. ..... 126 2,980
Devon Energy Corp. ..... 105 3,681
Diamondback Energy, Inc. 31 4,436
EOG Resources, Inc. .... 90 10,091
EQT Corp. ............. 103 5,606
Expand Energy Corp. .... 39 4,143
Exxon Mobil Corp. ...... 703 79,263
First Solar, Inc. * ......... 18 3,970
Halliburton Co. ......... 141 3,469
Kinder Morgan, Inc. ..... 322 9,116
Marathon Petroleum Corp. 50 9,637
Occidental Petroleum Corp. 118 5,576
ONEOK, Inc. ........... 104 7,589
Phillips 66 ............. 67 9,113
Schlumberger NV ....... 246 8,455
Targa Resources Corp. ... 35 5,864
Texas Pacific Land Corp. . 3 2,801
Valero Energy Corp. ..... 51 8,683
Williams Cos., Inc. ...... 201 12,733
275,268
Financial ( 15 .2% )
Aflac, Inc. ............. 89 9,941
Allstate Corp. .......... 48 10,303
American Express Co. ... 101 33,548
American International
Group, Inc. .......... 103 8,090
American Tower Corp. ... 84 16,155
Ameriprise Financial, Inc. . 17 8,351
Aon PLC Cl A .......... 40 14,263
Apollo Global Management,
Inc. ................ 85 11,328
Arch Capital Group Ltd. .. 69 6,260
Arthur J Gallagher & Co. .. 47 14,558
Assurant, Inc. .......... 9 1,949
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
AvalonBay Communities,
Inc. ................ 26 $ 5,022
Bank of America Corp. ... 1,265 65,261
Bank of New York Mellon
Corp. ............... 131 14,274
Blackrock, Inc. .......... 26 30,313
Blackstone, Inc. ........ 137 23,406
Brown & Brown, Inc. ..... 54 5,065
BXP, Inc. .............. 27 2,007
Camden Property Trust ... 19 2,029
Capital One Financial Corp. 119 25,297
Cboe Global Markets, Inc. 19 4,660
CBRE Group, Inc. Cl A * .. 53 8,351
Charles Schwab Corp. ... 317 30,264
Chubb Ltd. ............ 69 19,475
Cincinnati Financial Corp. . 29 4,585
Citigroup, Inc. .......... 342 34,713
Citizens Financial Group,
Inc. ................ 80 4,253
CME Group, Inc. ........ 67 18,103
Coinbase Global, Inc. Cl A * 42 14,175
CoStar Group, Inc. * ..... 76 6,412
Crown Castle, Inc. ...... 78 7,526
Digital Realty Trust, Inc. .. 58 10,027
Equinix, Inc. ........... 17 13,315
Equity Residential ....... 63 4,078
Erie Indemnity Co. Cl A ... 4 1,273
Essex Property Trust, Inc. 11 2,944
Everest Group Ltd. ...... 7 2,452
Extra Space Storage, Inc. . 38 5,356
Federal Realty Investment
Trust ............... 14 1,418
Fifth Third Bancorp ...... 123 5,480
Franklin Resources, Inc. .. 56 1,295
Global X S&P 500 Catholic
Values ETF .......... 1,443 116,967
Globe Life, Inc. ......... 15 2,145
Goldman Sachs Group, Inc. 56 44,596
Hartford Insurance Group,
Inc. ................ 52 6,936
Host Hotels & Resorts, Inc. 115 1,957
Huntington Bancshares,
Inc. ................ 272 4,697
Interactive Brokers Group,
Inc. Cl A ............ 83 5,711
Intercontinental Exchange,
Inc. ................ 106 17,859
Invesco Ltd. ............ 83 1,904
Invitation Homes, Inc. .... 101 2,962
Iron Mountain, Inc. ...... 53 5,403
JPMorgan Chase & Co. .. 510 160,869
KeyCorp .............. 173 3,233

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Financial (Continued)
Kimco Realty Corp. ...... 122 $ 2,666
KKR & Co., Inc. ......... 127 16,504
Loews Corp. ........... 31 3,112
M&T Bank Corp. ........ 29 5,731
Marsh & McLennan Cos.,
Inc. ................ 91 18,339
Mastercard, Inc. Cl A ..... 153 87,028
MetLife, Inc. ........... 104 8,566
Mid-America Apartment
Communities, Inc. ..... 21 2,934
Morgan Stanley ......... 225 35,766
Nasdaq, Inc. ........... 84 7,430
Northern Trust Corp. ..... 35 4,711
PNC Financial Services
Group, Inc. .......... 73 14,668
Principal Financial Group,
Inc. ................ 37 3,068
Progressive Corp. ....... 109 26,918
Prologis, Inc. ........... 167 19,125
Prudential Financial, Inc. . 65 6,743
Public Storage .......... 28 8,088
Raymond James Financial,
Inc. ................ 32 5,523
Realty Income Corp. ..... 165 10,030
Regency Centers Corp. .. 29 2,114
Regions Financial Corp. .. 166 4,377
SBA Communications
Corp. ............... 19 3,674
Simon Property Group, Inc. 59 11,073
State Street Corp. ....... 53 6,149
Synchrony Financial ..... 69 4,902
T Rowe Price Group, Inc. . 40 4,106
Travelers Cos., Inc. ...... 41 11,448
Truist Financial Corp. .... 239 10,927
UDR, Inc. ............. 54 2,012
US Bancorp ............ 289 13,967
Visa, Inc. Cl A .......... 315 107,535
W R Berkley Corp. ...... 56 4,291
Wells Fargo & Co. ....... 595 49,873
Welltower, Inc. .......... 120 21,377
Weyerhaeuser Co. ...... 130 3,223
Willis Towers Watson PLC 18 6,218
1,437,030
Industrial ( 6 .9% )
3M Co. ............... 113 17,535
A O Smith Corp. ........ 24 1,762
Allegion PLC ........... 18 3,192
Amcor PLC ............ 383 3,133
AMETEK, Inc. .......... 49 9,212
Amphenol Corp. Cl A .... 207 25,616
Axon Enterprise, Inc. * .... 16 11,482
Ball Corp. ............. 45 2,269
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Builders FirstSource, Inc. * 23 $ 2,789
Carrier Global Corp. ..... 170 10,149
Caterpillar, Inc. ......... 99 47,238
CH Robinson Worldwide,
Inc. ................ 25 3,310
CSX Corp. ............. 396 14,062
Deere & Co. ........... 53 24,235
Dover Corp. ............ 29 4,838
Eaton Corp. PLC ........ 83 31,063
EMCOR Group, Inc. ..... 9 5,846
Emerson Electric Co. .... 119 15,610
Expeditors International of
Washington, Inc. ...... 28 3,433
FedEx Corp. ........... 46 10,847
Fortive Corp. ........... 72 3,527
Garmin Ltd. ............ 27 6,648
GE Vernova, Inc. ........ 58 35,664
Generac Holdings, Inc. * .. 12 2,009
General Electric Co. ..... 225 67,684
Howmet Aerospace, Inc. .. 86 16,876
Hubbell, Inc. ........... 11 4,733
IDEX Corp. ............ 15 2,441
Illinois Tool Works, Inc. ... 56 14,603
Ingersoll Rand, Inc. ...... 77 6,362
Jabil, Inc. .............. 18 3,909
Jacobs Solutions, Inc. .... 25 3,746
JB Hunt Transport
Services, Inc. ........ 16 2,147
Johnson Controls
International PLC ..... 139 15,283
Keysight Technologies,
Inc. * ................ 29 5,073
Lennox International, Inc. . 6 3,176
Martin Marietta Materials,
Inc. ................ 10 6,303
Masco Corp. ........... 44 3,097
Mettler-Toledo International,
Inc. * ................ 9 11,048
Mohawk Industries, Inc. * .. 8 1,031
Nordson Corp. .......... 11 2,496
Norfolk Southern Corp. ... 47 14,119
Old Dominion Freight Line,
Inc. ................ 39 5,490
Otis Worldwide Corp. .... 83 7,589
Packaging Corp. of
America ............ 14 3,051
Pentair PLC ............ 34 3,766
Republic Services, Inc. ... 43 9,868
Rockwell Automation, Inc. 23 8,039
Smurfit WestRock PLC ... 87 3,704
Snap-on, Inc. ........... 11 3,812

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
COMMON STOCKS (Continued):
Industrial (Continued)
Stanley Black & Decker,
Inc. ................ 32 $ 2,379
TE Connectivity PLC ..... 50 10,977
Trane Technologies PLC .. 47 19,832
Trimble, Inc. * ........... 40 3,266
Union Pacific Corp. ...... 126 29,783
United Parcel Service, Inc.
Cl B ................ 156 13,031
Veralto Corp. ........... 53 5,650
Vulcan Materials Co. ..... 21 6,460
Waste Management, Inc. . 79 17,446
Westinghouse Air Brake
Technologies Corp. .... 36 7,217
Xylem, Inc. ............ 52 7,670
648,626
Technology ( 32 .9% )
Accenture PLC Cl A ..... 106 26,140
Adobe, Inc. * ........... 72 25,398
Akamai Technologies, Inc. * 24 1,818
Analog Devices, Inc. ..... 84 20,639
Apple, Inc. ............. 2,515 640,395
Applied Materials, Inc. ... 136 27,845
Autodesk, Inc. * ......... 36 11,436
Broadcom, Inc. ......... 797 262,938
Broadridge Financial
Solutions, Inc. ........ 24 5,716
Cadence Design Systems,
Inc. * ................ 46 16,158
Cognizant Technology
Solutions Corp. Cl A ... 83 5,567
Crowdstrike Holdings, Inc.
Cl A * ............... 42 20,596
Datadog, Inc. Cl A * ...... 55 7,832
Dayforce, Inc. * ......... 33 2,273
Dell Technologies, Inc. Cl C 51 7,230
Electronic Arts, Inc. ...... 37 7,463
EPAM Systems, Inc. * .... 9 1,357
Fair Isaac Corp. * ........ 4 5,986
Fidelity National Information
Services, Inc. ........ 97 6,396
Fiserv, Inc. * ............ 101 13,022
Fortinet, Inc. * ........... 110 9,249
Gartner, Inc. * ........... 12 3,154
HP, Inc. ............... 159 4,330
Intel Corp. ............. 742 24,894
Intuit, Inc. ............. 47 32,097
Jack Henry & Associates,
Inc. ................ 13 1,936
KLA Corp. ............. 22 23,729
Lam Research Corp. ..... 214 28,655
Microchip Technology, Inc. 91 5,844
Micron Technology, Inc. .. 190 31,791
Shares Value
COMMON STOCKS (Continued):
Technology (Continued)
Microsoft Corp. ......... 1,260 $ 652,617
Monolithic Power Systems,
Inc. ................ 8 7,365
MSCI, Inc. ............. 14 7,944
NetApp, Inc. ........... 33 3,909
NVIDIA Corp. .......... 4,135 771,508
NXP Semiconductors NV . 43 9,792
ON Semiconductor Corp. * 69 3,402
Oracle Corp. ........... 281 79,028
Palantir Technologies, Inc.
Cl A * ............... 385 70,232
Paychex, Inc. .......... 69 8,747
Paycom Software, Inc. ... 10 2,081
PTC, Inc. * ............. 20 4,060
QUALCOMM, Inc. ....... 183 30,444
Roper Technologies, Inc. . 18 8,976
Salesforce, Inc. ......... 162 38,394
Seagate Technology
Holdings PLC ........ 36 8,498
ServiceNow, Inc. * ....... 35 32,210
Skyworks Solutions, Inc. .. 25 1,925
Super Micro Computer,
Inc. * ................ 85 4,075
Synopsys, Inc. * ......... 31 15,295
Take-Two Interactive
Software, Inc. * ....... 29 7,493
Teradyne, Inc. .......... 26 3,579
Texas Instruments, Inc. ... 154 28,294
Tyler Technologies, Inc. * .. 7 3,662
Western Digital Corp. .... 59 7,084
Workday, Inc. Cl A * ...... 37 8,907
Zebra Technologies Corp.
Cl A * ............... 8 2,377
3,103,782
Utilities ( 2 .3% )
AES Corp. ............. 117 1,540
Alliant Energy Corp. ..... 42 2,831
Ameren Corp. .......... 45 4,697
American Electric Power
Co., Inc. ............ 88 9,900
American Water Works Co.,
Inc. ................ 32 4,454
Atmos Energy Corp. ..... 26 4,439
CenterPoint Energy, Inc. .. 108 4,190
CMS Energy Corp. ...... 49 3,590
Consolidated Edison, Inc. . 59 5,931
Constellation Energy Corp. 52 17,112
Dominion Energy, Inc. .... 141 8,625
DTE Energy Co. ........ 34 4,809
Duke Energy Corp. ...... 128 15,840
Edison International ..... 63 3,483
Entergy Corp. .......... 74 6,896

MoA FUNDS - CATHOLIC VALUES INDEX FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
TableBreak
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
Evergy, Inc. ............ 37 $ 2,813
Eversource Energy ...... 61 4,340
Exelon Corp. ........... 167 7,517
FirstEnergy Corp. ....... 86 3,940
NextEra Energy, Inc. ..... 340 25,667
NiSource, Inc. .......... 78 3,377
NRG Energy, Inc. ....... 31 5,020
PG&E Corp. ........... 362 5,459
Pinnacle West Capital
Corp. ............... 19 1,703
Shares Value
COMMON STOCKS (Continued):
Utilities (Continued)
PPL Corp. ............. 122 $ 4,533
Public Service Enterprise
Group, Inc. .......... 82 6,844
Sempra ............... 108 9,718
Southern Co. ........... 181 17,153
Vistra Corp. ............ 53 10,384
WEC Energy Group, Inc. . 53 6,073
Xcel Energy, Inc. ........ 98 7,904
220,782
Total Common Stocks
(Cost: $ 6,400,706 ) ......
9,458,837
$6,400,706)100.1% $ 9,458,837
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 2 .9% )
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 274,407 $ 274,407
Total Temporary Cash Investment
(Cost: $ 274,407 ) ...............................................................
274,407
Total Investments
(Cost: $ 6,675,113 ) 103 .0% .......................................................
9,733,244
Other Net Assets - 3 .0% ............................................................
(283,288)
Net Assets 100.0% ...............................................................
$ 9,449,956
* Non-income producing security.
‡ Level 3 Security.

MoA FUNDS - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.5%) .................................. 8,229,496 $ 103,115,583
Equity Index Fund (23.0%) ................................. 905,169 68,801,867
Intermediate Bond Fund (27.0%) ............................ 8,237,094 80,805,897
International Fund (5.8%) .................................. 1,616,027 17,243,005
Mid Cap Equity Index Fund (4.2%) .......................... 578,646 12,689,702
US Government Money Market Fund (5.5%) .................. 16,566,265 16,566,265
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 28 $ 28
Total Temporary Cash Investment
(Cost: $28) ....................................................................
28
Total Investments
(Cost: $277,461,568) 100.0% ....................................................
299,222,347
Other Net Assets
-0.0%(1)
.........................................................
(107,175)
Net Assets 100.0% ...............................................................
$ 299,115,172
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2020 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (36.2%) ........................................... 12,055,288 $ 151,052,765
Equity Index Fund (23.6%) .......................................... 1,297,289 98,606,927
Intermediate Bond Fund (20.9%) ..................................... 8,914,656 87,452,771
International Fund (8.2%) ........................................... 3,217,588 34,331,660
Mid Cap Equity Index Fund (4.6%) ................................... 875,099 19,190,915
Small Cap Growth Fund (0.6%) ...................................... 176,917 2,628,994
Small Cap Value Fund (1.2%) ....................................... 328,207 4,837,775
US Government Money Market Fund (4.7%) ........................... 19,762,716 19,762,716
Total Investments
(Cost: $387,944,726) 100.0% ........................................
417,864,523
Other Net Assets
-0.0%(1)
.............................................
(151,135)
Net Assets 100.0% ...................................................
$ 417,713,388
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2025 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (32.3%) .................................. 27,486,568 $ 344,406,695
Equity Index Fund (29.3%) ................................. 4,113,509 312,667,825
Intermediate Bond Fund (16.4%) ............................ 17,877,939 175,382,586
International Fund (11.9%) ................................. 11,905,713 127,033,957
Mid Cap Equity Index Fund (4.7%) .......................... 2,269,337 49,766,552
Small Cap Growth Fund (1.0%) ............................. 712,768 10,591,735
Small Cap Value Fund (1.6%) .............................. 1,127,438 16,618,437
US Government Money Market Fund (2.8%) .................. 29,918,598 29,918,598
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 29 $ 29
Total Temporary Cash Investment
(Cost: $29) ....................................................................
29
Total Investments
(Cost: $960,600,969) 100.0% ....................................................
1,066,386,414
Other Net Assets
-0.0%(1)
.........................................................
(322,177)
Net Assets 100.0% ...............................................................
$ 1,066,064,237
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2030 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 26 .6% ) .................................. 31,399,549 $ 393,436,352
Equity Index Fund ( 34 .1% ) ................................. 6,625,307 503,589,588
Intermediate Bond Fund ( 12 .2% ) ............................ 18,401,026 180,514,064
International Fund ( 14 .1% ) ................................. 19,591,115 209,037,194
Mid Cap Equity Index Fund ( 5 .1% ) .......................... 3,457,353 75,819,759
Mid Cap Growth Fund ( 0 .4% ) ............................... 551,229 5,490,244
Mid Cap Value Fund ( 1 .5% ) ................................ 1,273,621 22,390,249
Small Cap Growth Fund ( 1 .3% ) ............................. 1,333,349 19,813,566
Small Cap Value Fund ( 1 .9% ) .............................. 1,944,190 28,657,360
US Government Money Market Fund ( 2 .8% ) .................. 40,800,514 40,800,514
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 42 $ 42
Total Temporary Cash Investment
(Cost: $ 42 ) ....................................................................
42
Total Investments
(Cost: $ 1,305,950,807 ) 100 .0% ...................................................
1,479,548,932
Other Net Assets
- 0 .0% (1)
.........................................................
(426,686)
Net Assets 100.0% ...............................................................
$ 1,479,122,246
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2035 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.4%) .................................. 25,800,893 $ 323,285,193
Equity Index Fund (39.2%) ................................. 7,795,661 592,548,193
Intermediate Bond Fund (7.2%) ............................. 11,136,729 109,251,308
International Fund (17.1%) ................................. 24,191,071 258,118,722
Mid Cap Equity Index Fund (7.3%) .......................... 5,011,232 109,896,319
Mid Cap Growth Fund (0.3%) ............................... 463,872 4,620,166
Mid Cap Value Fund (1.2%) ................................ 1,068,577 18,785,585
Small Cap Equity Index Fund (0.4%) ......................... 594,650 6,463,842
Small Cap Growth Fund (1.6%) ............................. 1,662,161 24,699,713
Small Cap Value Fund (1.6%) .............................. 1,629,264 24,015,349
US Government Money Market Fund (2.7%) .................. 40,426,639 40,426,639
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 40 $ 40
Total Temporary Cash Investment
(Cost: $40) ....................................................................
40
Total Investments
(Cost: $1,311,785,499) 100.0% ...................................................
1,512,111,069
Other Net Assets
-0.0%(1)
.........................................................
(433,030)
Net Assets 100.0% ...............................................................
$ 1,511,678,039
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2040 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.7%) .................................. 14,435,950 $ 180,882,458
Equity Index Fund (43.9%) ................................. 7,590,761 576,973,771
Intermediate Bond Fund (4.2%) ............................. 5,592,457 54,862,007
International Fund (21.1%) ................................. 26,036,423 277,808,637
Mid Cap Equity Index Fund (9.3%) .......................... 5,594,713 122,692,059
Mid Cap Growth Fund (0.2%) ............................... 301,066 2,998,616
Mid Cap Value Fund (0.9%) ................................ 679,014 11,937,062
Small Cap Equity Index Fund (1.7%) ......................... 2,110,852 22,944,963
Small Cap Growth Fund (1.6%) ............................. 1,391,865 20,683,118
Small Cap Value Fund (1.6%) .............................. 1,388,301 20,463,562
US Government Money Market Fund (1.8%) .................. 23,581,440 23,581,440
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 13 $ 13
Total Temporary Cash Investment
(Cost: $13) ....................................................................
13
Total Investments
(Cost: $1,112,837,267) 100.0% ...................................................
1,315,827,706
Other Net Assets
-0.0%(1)
.........................................................
(378,858)
Net Assets 100.0% ...............................................................
$ 1,315,448,848
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2045 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 9 .7% ) ................................... 10,588,271 $ 132,671,037
Equity Index Fund ( 46 .4% ) ................................. 8,306,951 631,411,331
Intermediate Bond Fund ( 2 .7% ) ............................. 3,712,740 36,421,980
International Fund ( 23 .0% ) ................................. 29,304,534 312,679,378
Mid Cap Equity Index Fund ( 9 .4% ) .......................... 5,872,422 128,782,207
Mid Cap Growth Fund ( 0 .2% ) ............................... 305,107 3,038,866
Mid Cap Value Fund ( 0 .9% ) ................................ 703,362 12,365,111
Small Cap Equity Index Fund ( 2 .0% ) ......................... 2,455,083 26,686,757
Small Cap Growth Fund ( 2 .1% ) ............................. 1,901,663 28,258,707
Small Cap Value Fund ( 1 .8% ) .............................. 1,705,538 25,139,623
US Government Money Market Fund ( 1 .8% ) .................. 24,338,416 24,338,416
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 15 $ 15
Total Temporary Cash Investment
(Cost: $ 15 ) ....................................................................
15
Total Investments
(Cost: $ 1,141,311,693 ) 100 .0% ...................................................
1,361,793,428
Other Net Assets
- 0 .0% (1)
.........................................................
(388,881)
Net Assets 100.0% ...............................................................
$ 1,361,404,547
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2050 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.2%) ................................... 6,158,825 $ 77,170,072
Equity Index Fund (47.0%) ................................. 6,639,475 504,666,495
Intermediate Bond Fund (2.4%) ............................. 2,689,495 26,383,951
International Fund (23.2%) ................................. 23,321,221 248,837,425
Mid Cap Equity Index Fund (9.8%) .......................... 4,818,103 105,661,009
Mid Cap Growth Fund (0.5%) ............................... 502,207 5,001,978
Mid Cap Value Fund (1.9%) ................................ 1,149,258 20,203,951
Small Cap Equity Index Fund (1.9%) ......................... 1,906,842 20,727,378
Small Cap Growth Fund (2.2%) ............................. 1,616,049 24,014,488
Small Cap Value Fund (2.1%) .............................. 1,537,737 22,666,248
US Government Money Market Fund (1.8%) .................. 18,922,898 18,922,898
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 42 $ 42
Total Temporary Cash Investment
(Cost: $42) ....................................................................
42
Total Investments
(Cost: $899,053,868) 100.0% ....................................................
1,074,255,935
Other Net Assets
-0.0%(1)
.........................................................
(316,086)
Net Assets 100.0% ...............................................................
$ 1,073,939,849
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2055 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.1%) ................................... 3,105,413 $ 38,910,823
Equity Index Fund (48.2%) ................................. 4,071,895 309,504,758
Intermediate Bond Fund (0.7%) ............................. 477,144 4,680,781
International Fund (24.7%) ................................. 14,869,623 158,658,881
Mid Cap Equity Index Fund (10.4%) ......................... 3,057,357 67,047,839
Mid Cap Growth Fund (0.4%) ............................... 291,891 2,907,236
Mid Cap Value Fund (1.8%) ................................ 669,174 11,764,087
Small Cap Equity Index Fund (2.0%) ......................... 1,155,090 12,555,828
Small Cap Growth Fund (2.4%) ............................. 1,034,445 15,371,847
Small Cap Value Fund (2.4%) .............................. 1,027,663 15,147,749
US Government Money Market Fund (0.9%) .................. 5,647,212 5,647,212
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 2 $ 2
Total Temporary Cash Investment
(Cost: $2) .....................................................................
2
Total Investments
(Cost: $534,557,329) 100.0% ....................................................
642,197,043
Other Net Assets
-0.0%(1)
.........................................................
(190,739)
Net Assets 100.0% ...............................................................
$ 642,006,304
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2060 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS ( 100 .0% )
MoA Funds
Core Bond Fund ( 4 .2% ) ................................... 1,260,616 $ 15,795,514
Equity Index Fund ( 47 .1% ) ................................. 2,311,801 175,720,017
Intermediate Bond Fund ( 0 .6% ) ............................. 217,478 2,133,459
International Fund ( 25 .8% ) ................................. 9,049,399 96,557,089
Mid Cap Equity Index Fund ( 11 .1% ) ......................... 1,888,132 41,406,742
Mid Cap Growth Fund ( 0 .5% ) ............................... 185,663 1,849,199
Mid Cap Value Fund ( 2 .0% ) ................................ 422,788 7,432,605
Small Cap Equity Index Fund ( 2 .0% ) ......................... 680,576 7,397,864
Small Cap Growth Fund ( 3 .0% ) ............................. 752,625 11,184,010
Small Cap Value Fund ( 2 .9% ) .............................. 731,029 10,775,367
US Government Money Market Fund ( 0 .8% ) .................. 3,108,530 3,108,530
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT ( 0 .0% ) (1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 7 $ 7
Total Temporary Cash Investment
(Cost: $ 7 ) .....................................................................
7
Total Investments
(Cost: $ 308,783,038 ) 100 .0% ....................................................
373,360,403
Other Net Assets
- 0 .0% (1)
.........................................................
(130,100)
Net Assets 100.0% ...............................................................
$ 373,230,303
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2065 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (3.2%) ................................... 429,317 $ 5,379,347
Equity Index Fund (47.1%) ................................. 1,041,590 79,171,232
Intermediate Bond Fund (0.6%) ............................. 111,098 1,089,869
International Fund (25.3%) ................................. 3,986,055 42,531,202
Mid Cap Equity Index Fund (10.6%) ......................... 809,153 17,744,722
Mid Cap Growth Fund (0.7%) ............................... 114,297 1,138,398
Mid Cap Value Fund (2.8%) ................................ 263,296 4,628,747
Small Cap Equity Index Fund (2.7%) ......................... 422,029 4,587,453
Small Cap Growth Fund (3.1%) ............................. 352,926 5,244,477
Small Cap Value Fund (3.1%) .............................. 356,181 5,250,114
US Government Money Market Fund (0.8%) .................. 1,341,587 1,341,587
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional
Shares ............................................... 3.98 $ 4 $ 4
Total Temporary Cash Investment
(Cost: $4) .....................................................................
4
Total Investments
(Cost: $142,329,565) 100.0% ....................................................
168,107,152
Other Net Assets
-0.0%(1)
.........................................................
(73,961)
Net Assets 100.0% ...............................................................
$ 168,033,191
(1) Percentage is less than 0.05%.

MoA FUNDS - CLEAR PASSAGE 2070 FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Shares Value
AFFILIATED MUTUAL FUNDS (100.5%)
MoA Funds
Core Bond Fund (1.9%) ............................................ 3,636 $ 45,563
Equity Index Fund (46.1%) .......................................... 14,864 1,129,830
Intermediate Bond Fund (0.9%) ...................................... 2,306 22,620
International Fund (24.8%) .......................................... 57,022 608,429
Mid Cap Equity Index Fund (13.2%) .................................. 14,693 322,220
Mid Cap Growth Fund (0.7%) ........................................ 1,669 16,621
Mid Cap Value Fund (2.9%) ......................................... 4,048 71,160
Small Cap Equity Index Fund (2.0%) .................................. 4,598 49,983
Small Cap Growth Fund (3.6%) ...................................... 5,930 88,122
Small Cap Value Fund (3.5%) ....................................... 5,751 84,765
US Government Money Market Fund (0.9%) ........................... 22,474 22,474
Total Investments
(Cost: $2,233,640) 100.5% ...........................................
2,461,787
Other Net Assets
-0.5%
................................................
(12,739)
Net Assets 100.0% ...................................................
$ 2,449,048

MoA FUNDS - CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.2%) ........................................... 4,016,458 $ 50,326,223
Equity Index Fund (26.3%) .......................................... 510,553 38,807,135
Intermediate Bond Fund (23.8%) ..................................... 3,578,832 35,108,345
International Fund (6.0%) ........................................... 831,069 8,867,509
Mid Cap Equity Index Fund (5.1%) ................................... 344,801 7,561,493
US Government Money Market Fund (4.6%) ........................... 6,692,600 6,692,600
Total Investments
(Cost: $138,847,166) 100.0% ........................................
147,363,305
Other Net Assets
-0.0%(1)
.............................................
(45,574)
Net Assets 100.0% ...................................................
$ 147,317,731
(1) Percentage is less than 0.05%.

MoA FUNDS - MOA MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (24.2%) ........................................... 7,701,974 $ 96,505,731
Equity Index Fund (35.8%) .......................................... 1,874,683 142,494,674
Intermediate Bond Fund (14.2%) ..................................... 5,768,772 56,591,657
International Fund (15.7%) .......................................... 5,843,199 62,346,932
Mid Cap Equity Index Fund (10.1%) .................................. 1,825,116 40,024,786
Total Investments
(Cost: $348,790,171) 100.0% ........................................
397,963,780
Other Net Assets
-0.0%(1)
.............................................
(57,725)
Net Assets 100.0% ...................................................
$ 397,906,055
(1) Percentage is less than 0.05%.

MoA FUNDS - AGGRESSIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Shares Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (14.0%) ........................................... 3,769,228 $ 47,228,429
Equity Index Fund (36.1%) .......................................... 1,610,162 122,388,391
Intermediate Bond Fund (4.0%) ...................................... 1,385,539 13,592,138
International Fund (21.0%) .......................................... 6,666,483 71,131,377
Mid Cap Equity Index Fund (15.7%) .................................. 2,424,771 53,175,229
Small Cap Growth Fund (4.8%) ...................................... 1,092,569 16,235,580
Small Cap Value Fund (4.4%) ....................................... 1,013,887 14,944,701
Total Investments
(Cost: $285,059,281) 100.0% ........................................
338,695,845
Other Net Assets
-0.0%(1)
.............................................
(52,099)
Net Assets 100.0% ...................................................
$ 338,643,746
(1) Percentage is less than 0.05%.

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (98.2%):
U.S. Government (49.5%)
U.S. Treasury Note .................... AA+ 0.63 08/15/30 $ 25,300,000 $ 21,813,344
U.S. Treasury Note .................... AA+ 1.50 11/30/28 7,100,000 6,647,930
U.S. Treasury Note .................... AA+ 1.75 01/31/29 9,980,000 9,389,777
U.S. Treasury Note .................... AA+ 3.50 04/30/28 24,100,000 24,032,219
U.S. Treasury Note .................... AA+ 3.63 08/31/27 5,700,000 5,700,000
U.S. Treasury Note .................... AA+ 3.63 03/31/28 29,100,000 29,109,094
U.S. Treasury Note .................... AA+ 3.63 08/31/30 2,100,000 2,089,500
U.S. Treasury Note .................... AA+ 3.63 09/30/30 13,000,000 12,933,984
U.S. Treasury Note .................... AA+ 3.75 06/30/27 40,000,000 40,073,438
U.S. Treasury Note .................... AA+ 3.75 04/15/28 4,780,000 4,794,937
U.S. Treasury Note .................... AA+ 3.75 06/30/30 33,000,000 33,015,469
U.S. Treasury Note .................... AA+ 3.75 08/31/31 7,200,000 7,167,375
U.S. Treasury Note .................... AA+ 3.88 11/30/27 21,900,000 22,016,344
U.S. Treasury Note .................... AA+ 3.88 04/30/30 2,200,000 2,214,094
U.S. Treasury Note .................... AA+ 3.88 06/30/30 27,645,000 27,815,621
U.S. Treasury Note .................... AA+ 3.88 08/31/32 12,850,000 12,813,859
U.S. Treasury Note .................... AA+ 3.88 08/15/33 31,420,000 31,164,713
U.S. Treasury Note .................... AA+ 3.88 08/15/34 3,600,000 3,545,437
U.S. Treasury Note .................... AA+ 4.00 03/31/30 3,200,000 3,236,750
U.S. Treasury Note .................... AA+ 4.00 05/31/30 8,410,000 8,509,212
U.S. Treasury Note .................... AA+ 4.13 07/31/28 16,500,000 16,719,141
U.S. Treasury Note .................... AA+ 4.13 11/30/29 12,500,000 12,701,172
U.S. Treasury Note .................... AA+ 4.13 07/31/31 4,200,000 4,264,312
U.S. Treasury Note .................... AA+ 4.13 11/30/31 32,000,000 32,457,500
U.S. Treasury Note .................... AA+ 4.13 11/15/32 20,000,000 20,231,250
U.S. Treasury Note .................... AA+ 4.25 05/15/35 3,970,000 4,007,219
U.S. Treasury Note .................... AA+ 4.38 11/30/28 5,300,000 5,415,109
U.S. Treasury Note .................... AA+ 4.38 11/30/30 7,500,000 7,712,695
U.S. Treasury Note .................... AA+ 4.38 05/15/34 11,300,000 11,563,078
U.S. Treasury Note .................... AA+ 4.50 11/15/33 2,500,000 2,585,156
U.S. Treasury Note .................... AAA 4.63 09/30/30 15,000,000 15,591,797
U.S. Treasury Note .................... AA+ 4.63 04/30/31 16,000,000 16,657,500
U.S. Treasury Note .................... AA+ 4.63 05/31/31 6,900,000 7,183,008
U.S. Treasury Note .................... AA+ 4.63 02/15/35 15,100,000 15,694,562
U.S. Treasury Note .................... AA+ 4.88 10/31/30 11,500,000 12,089,375
492,955,971
U.S. Government Agencies (2.0%)
Mortgage-Backed Obligations (1.6%)
FHLMC .............................. AA+ 4.15 09/01/31 5,663,000 5,630,325
FNMA ............................... AA+ 4.13 10/01/30 10,000,000 9,969,000
15,599,325
Non-Mortgage-Backed Obligations (0.4%)
FHLB ................................ AA+ 5.00 10/22/32 2,000,000 1,992,179
FHLB ................................ AA+ 5.25 06/09/32 2,000,000 1,998,719
3,990,898
Corporate Debt (46.7%)
Basic Materials (1.0%)
Celanese US Holdings LLC ............. BB+ 6.67 07/15/27 3,480,000 3,569,002

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Basic Materials (Continued)
International Flavors & Fragrances, Inc.† .. BBB- 1.83 10/15/27 $ 5,000,000 $ 4,757,300
Steel Dynamics, Inc. ................... BBB 5.00 12/15/26 1,953,000 1,955,293
10,281,595
Communications (2.1%)
AT&T, Inc. ............................ BBB 2.75 06/01/31 5,250,000 4,811,436
Motorola Solutions, Inc. ................ BBB 4.85 08/15/30 5,000,000 5,095,384
T-Mobile USA, Inc. ..................... BBB 3.38 04/15/29 5,085,000 4,937,813
Uber Technologies, Inc.† ............... BBB 4.50 08/15/29 2,250,000 2,249,691
VeriSign, Inc. ......................... BBB 4.75 07/15/27 3,500,000 3,500,183
20,594,507
Consumer, Cyclical (2.7%)
AutoZone, Inc. ........................ BBB 6.25 11/01/28 3,500,000 3,711,080
Darden Restaurants, Inc. ............... BBB 3.85 05/01/27 2,341,000 2,329,599
Ford Motor Credit Co. LLC .............. BBB- 6.80 11/07/28 2,300,000 2,402,019
General Motors Financial Co., Inc. ....... BBB 5.75 02/08/31 2,075,000 2,161,864
Lennar Corp. ......................... BBB 5.00 06/15/27 3,500,000 3,529,986
Lowe's Cos., Inc. ...................... BBB+ 2.63 04/01/31 5,300,000 4,836,813
Lowe's Cos., Inc. ...................... BBB+ 4.50 10/15/32 300,000 297,486
Mattel, Inc.† .......................... BBB 3.38 04/01/26 2,814,000 2,793,295
Mattel, Inc.† .......................... BBB 5.88 12/15/27 1,181,000 1,183,647
Toll Brothers Finance Corp. ............. BBB 4.88 03/15/27 3,731,000 3,756,591
27,002,380
Consumer, Non-cyclical (4.3%)
AbbVie, Inc. .......................... A- 4.25 11/14/28 2,546,000 2,567,150
AbbVie, Inc. .......................... A- 4.80 03/15/29 3,500,000 3,578,392
Amgen, Inc. .......................... BBB+ 5.15 03/02/28 4,375,000 4,476,445
Block Financial LLC .................... BBB 5.38 09/15/32 4,180,000 4,218,214
Bunge Ltd. Finance Corp. ............... A- 2.75 05/14/31 4,400,000 4,033,816
Bunge Ltd. Finance Corp. ............... A- 4.20 09/17/29 660,000 658,060
Constellation Brands, Inc. ............... BBB 4.80 01/15/29 2,875,000 2,917,408
CVS Health Corp. ..................... BBB 3.25 08/15/29 2,375,000 2,276,376
CVS Health Corp. ..................... BBB 5.40 06/01/29 2,500,000 2,583,863
Elevance Health, Inc. .................. A 2.88 09/15/29 2,900,000 2,754,200
Elevance Health, Inc. .................. A 4.75 02/15/30 1,160,000 1,179,297
Equifax, Inc. .......................... BBB 4.80 09/15/29 4,500,000 4,574,438
GE HealthCare Technologies, Inc. ........ BBB 4.80 01/15/31 2,500,000 2,541,477
J M Smucker Co. ...................... BBB 5.90 11/15/28 3,300,000 3,466,251
Quanta Services, Inc. .................. BBB 4.75 08/09/27 1,300,000 1,314,808
43,140,195
Energy (5.3%)
Antero Resources Corp.† ............... BBB- 5.38 03/01/30 2,615,000 2,634,405
Cheniere Energy Partners LP ............ BBB 4.50 10/01/29 4,934,000 4,921,009
Diamondback Energy, Inc. .............. BBB 5.15 01/30/30 2,075,000 2,137,471
Diamondback Energy, Inc. .............. BBB 5.20 04/18/27 2,500,000 2,537,067
Energy Transfer LP .................... BBB 5.25 07/01/29 3,465,000 3,566,842
Energy Transfer LP .................... BBB 5.55 02/15/28 845,000 869,956
EQT Corp. ........................... BBB- 3.90 10/01/27 1,974,000 1,960,745

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
EQT Corp. ........................... BBB- 7.50 06/01/27 $ 2,950,000 $ 3,008,676
HF Sinclair Corp. ...................... BBB- 4.50 10/01/30 4,000,000 3,939,696
HF Sinclair Corp. ...................... BBB- 5.75 01/15/31 1,130,000 1,169,981
Kinder Morgan, Inc. .................... BBB 5.10 08/01/29 4,495,000 4,619,481
MPLX LP ............................ BBB 4.25 12/01/27 4,710,000 4,714,680
Occidental Petroleum Corp. ............. BB+ 6.38 09/01/28 2,180,000 2,277,249
ONEOK, Inc. ......................... BBB 4.40 10/15/29 1,650,000 1,649,316
ONEOK, Inc.† ........................ BBB 5.63 01/15/28 2,370,000 2,420,868
Plains All American Pipeline LP / PAA
Finance Corp. ...................... BBB 4.70 01/15/31 1,525,000 1,528,252
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 5.50 03/01/30 2,415,000 2,457,255
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 6.88 01/15/29 2,250,000 2,292,057
Western Midstream Operating LP ........ BBB- 4.75 08/15/28 3,738,000 3,769,603
52,474,609
Financial (20.4%)
Alexandria Real Estate Equities, Inc. ...... BBB+ 4.50 07/30/29 4,700,000 4,714,950
Alleghany Corp. ....................... AA 3.63 05/15/30 2,200,000 2,148,277
American Express Co.(1)(2) ............. A- 5.39 07/28/27 3,085,000 3,114,810
American Express Co.(1)(2) ............. A- 5.53 04/25/30 3,060,000 3,196,764
American Tower Corp. .................. BBB+ 2.90 01/15/30 3,900,000 3,675,912
American Tower Corp. .................. BBB+ 5.80 11/15/28 750,000 783,089
Aon North America, Inc. ................ A- 5.15 03/01/29 4,300,000 4,425,496
Arthur J Gallagher & Co. ................ BBB 4.60 12/15/27 3,000,000 3,030,345
Bank of America Corp.(1)(2) ............. A- 3.97 03/05/29 5,309,000 5,284,497
Bank of America Corp.(1)(2) ............. A- 5.20 04/25/29 7,000,000 7,174,481
Bank of New York Mellon Corp.(1)(2) ..... A 4.94 02/11/31 6,500,000 6,678,006
BankUnited, Inc. ...................... BBB- 5.13 06/11/30 1,000,000 999,118
Boston Properties LP .................. BBB 3.25 01/30/31 3,100,000 2,882,976
Boston Properties LP .................. BBB 4.50 12/01/28 2,000,000 1,998,729
Capital One Financial Corp.(1)(2) ........ BBB 4.93 05/10/28 1,475,000 1,490,027
Capital One Financial Corp.(1)(2) ........ BBB 6.31 06/08/29 3,940,000 4,132,682
Citigroup, Inc.(1)(2) .................... BBB+ 3.98 03/20/30 9,675,000 9,559,095
Citigroup, Inc.(1)(2) .................... BBB+ 4.79 03/04/29 2,000,000 2,025,613
Citizens Financial Group, Inc.(1)(2) ....... BBB+ 5.84 01/23/30 4,025,000 4,195,141
COPT Defense Properties LP ........... BBB- 4.50 10/15/30 2,000,000 1,986,336
Digital Realty Trust LP .................. BBB+ 5.55 01/15/28 4,543,000 4,675,603
Equinix, Inc. .......................... BBB+ 3.20 11/18/29 4,880,000 4,670,580
Fifth Third Bancorp(1)(2) ................ BBB+ 4.90 09/06/30 1,600,000 1,625,669
Fifth Third Bancorp(1)(2) ................ BBB+ 6.34 07/27/29 2,200,000 2,317,809
First Horizon Bank ..................... BBB 5.75 05/01/30 2,568,000 2,650,013
Goldman Sachs Group, Inc. ............. BBB+ 2.60 02/07/30 2,600,000 2,435,372
Goldman Sachs Group, Inc.(1)(2) ........ BBB+ 2.64 02/24/28 2,935,000 2,873,599
Goldman Sachs Group, Inc.(1)(2) ........ BBB+ 3.10 02/24/33 6,000,000 5,503,621
Host Hotels & Resorts LP ............... BBB- 3.38 12/15/29 4,100,000 3,894,792
JPMorgan Chase & Co.(1)(2) ............ A 5.00 07/22/30 10,650,000 10,923,908

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
KeyBank N.A. ......................... BBB+ 5.85 11/15/27 $ 1,000,000 $ 1,031,660
KeyCorp ............................. BBB 2.55 10/01/29 4,325,000 4,050,575
Kilroy Realty LP ....................... BBB- 4.25 08/15/29 2,000,000 1,960,912
Liberty Mutual Group, Inc.† ............. BBB 4.57 02/01/29 4,600,000 4,629,197
Manufacturers & Traders Trust Co. ....... BBB+ 3.40 08/17/27 3,700,000 3,643,696
Mercury General Corp. ................. BBB- 4.40 03/15/27 3,030,000 3,017,091
Morgan Stanley(1)(2) .................. A- 2.70 01/22/31 725,000 677,402
Morgan Stanley(1)(2) .................. A- 4.43 01/23/30 2,425,000 2,436,584
Morgan Stanley(1)(2) .................. A- 5.12 02/01/29 4,670,000 4,769,211
Morgan Stanley(1)(2) .................. A- 5.45 07/20/29 3,920,000 4,049,769
NNN REIT, Inc. ....................... BBB+ 4.60 02/15/31 4,460,000 4,472,334
PNC Bank N.A. ....................... A- 2.70 10/22/29 1,500,000 1,410,949
PNC Financial Services Group, Inc.(1)(2) .. A- 2.31 04/23/32 2,500,000 2,230,772
PNC Financial Services Group, Inc.(1)(2) .. A- 5.58 06/12/29 2,895,000 2,998,626
Prologis LP ........................... A 1.75 07/01/30 2,420,000 2,164,945
Realty Income Corp. ................... A- 4.70 12/15/28 5,335,000 5,430,350
Synchrony Bank ....................... BBB 5.63 08/23/27 300,000 306,544
Synchrony Financial(1)(2) ............... BBB- 5.02 07/29/29 2,000,000 2,016,649
Tanger Properties LP ................... BBB- 2.75 09/01/31 1,000,000 897,484
Tanger Properties LP ................... BBB- 3.88 07/15/27 1,655,000 1,640,552
Truist Financial Corp.(1)(2) .............. A- 4.87 01/26/29 4,300,000 4,363,073
Truist Financial Corp.(1)(2) .............. A- 5.07 05/20/31 1,580,000 1,619,364
US Bancorp(1)(2) ..................... A 4.65 02/01/29 5,240,000 5,296,721
US Bancorp(1)(2) ..................... A 5.78 06/12/29 1,340,000 1,394,776
Voya Financial, Inc. .................... BBB+ 3.65 06/15/26 1,945,000 1,938,038
Wells Fargo & Co.(1)(2) ................ BBB+ 4.97 04/23/29 500,000 509,486
Wells Fargo & Co.(1)(2) ................ BBB+ 5.15 04/23/31 1,500,000 1,547,275
Wells Fargo & Co.(1)(2) ................ BBB+ 5.20 01/23/30 3,000,000 3,090,535
Wells Fargo & Co.(1)(2) ................ BBB+ 5.56 07/25/34 7,200,000 7,562,651
Welltower OP LLC ..................... A- 2.75 01/15/31 2,130,000 1,968,360
Zions Bancorp N.A. .................... BBB 3.25 10/29/29 5,119,000 4,806,157
202,999,048
Industrial (5.2%)
Arrow Electronics, Inc. ................. BBB- 5.15 08/21/29 2,819,000 2,885,746
Boeing Co. ........................... BBB- 3.20 03/01/29 4,815,000 4,645,143
CH Robinson Worldwide, Inc. ............ BBB+ 4.20 04/15/28 2,400,000 2,400,908
Flex Ltd. ............................. BBB- 4.88 06/15/29 4,220,000 4,266,539
General Electric Co. ................... A- 4.30 07/29/30 2,115,000 2,127,816
Hexcel Corp. ......................... BB+ 4.20 02/15/27 1,000,000 993,634
Howmet Aerospace, Inc. ................ BBB+ 3.00 01/15/29 4,200,000 4,053,215
Huntington Ingalls Industries, Inc. ........ BBB- 3.48 12/01/27 2,000,000 1,968,402
Jabil, Inc. ............................ BBB- 3.95 01/12/28 4,500,000 4,469,495
L3Harris Technologies, Inc. ............. BBB 1.80 01/15/31 4,000,000 3,518,776
Lennox International, Inc. ............... BBB 1.70 08/01/27 3,796,000 3,630,544
Lockheed Martin Corp. ................. A- 4.40 08/15/30 5,000,000 5,043,005
Otis Worldwide Corp. .................. BBB 5.13 11/19/31 4,800,000 4,977,216
Teledyne Technologies, Inc. ............. BBB 2.75 04/01/31 2,375,000 2,179,330

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Industrial (Continued)
Vulcan Materials Co. ................... BBB+ 4.95 12/01/29 $ 4,460,000 $ 4,568,491
51,728,260
Technology (2.2%)
Hewlett Packard Enterprise Co. .......... BBB 4.55 10/15/29 4,030,000 4,048,664
Hewlett Packard Enterprise Co. .......... BBB 4.85 10/15/31 250,000 252,489
Intel Corp. ............................ BBB 5.20 02/10/33 4,500,000 4,603,118
Kyndryl Holdings., Inc. ................. BBB- 2.05 10/15/26 3,500,000 3,417,915
Microchip Technology, Inc. .............. BBB 4.90 03/15/28 3,500,000 3,551,014
Paychex, Inc. ......................... BBB+ 5.10 04/15/30 3,515,000 3,615,825
Synopsys, Inc. ........................ BBB 5.00 04/01/32 2,900,000 2,962,750
22,451,775
Utilities (3.5%)
American Electric Power Co., Inc. ........ BBB 5.20 01/15/29 4,565,000 4,707,398
Black Hills Corp. ...................... BBB+ 3.15 01/15/27 4,500,000 4,440,586
Dominion Energy, Inc. .................. A 2.30 12/01/31 4,350,000 3,852,023
DTE Energy Co. ....................... BBB 5.10 03/01/29 4,660,000 4,778,142
Duke Energy Corp. .................... BBB 4.85 01/05/29 4,400,000 4,484,644
NextEra Energy Capital Holdings, Inc. .... BBB+ 3.55 05/01/27 3,210,000 3,183,335
NiSource, Inc. ........................ BBB+ 5.20 07/01/29 4,350,000 4,486,909
Southern Co. ......................... BBB+ 3.70 04/30/30 5,000,000 4,876,782
34,809,819
Total Corporate Debt ..............................................................
465,482,188
Total Long-Term Debt Securities
(Cost: $972,721,940) ...........................................................
978,028,382
SHORT-TERM DEBT SECURITIES (1.1%):
U.S. Government (0.8%)
U.S. Treasury Bill ...................... A-1+ 4.01 10/14/25 3,000,000 2,995,665
U.S. Treasury Bill ...................... A-1+ 4.04 10/21/25 5,500,000 5,487,686
8,483,351
Commercial Paper (0.3%)
Novartis Finance Corp. ................. A-1+ 4.04 10/01/25 2,600,000 2,600,000
Total Short-Term Debt Securities
(Cost: $11,083,351) .............................................................
11,083,351
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(3)
Dreyfus Treasury Securities Cash
Management, Institutional Shares ..... 3.98 $ 26,634 $ 26,634
Total Temporary Cash Investment
(Cost: $26,634) ................................................................
26,634
Total Investments
(Cost: $983,831,925) 99.3% ......................................................
989,138,367
Other Net Assets 0.7% ............................................................
7,117,031
Net Assets 100.0% ...............................................................
$ 996,255,398

MoA FUNDS - INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Abbreviations:
FHLB  = Federal Home Loan Bank
FHLMC  = Federal Home Loan Mortgage Corporation
FNMA  = Federal National Mortgage Association
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate values of these securities amounts to $20,668,403 and represents 2.1% of net assets.
(1) Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) Percentage is less than 0.05%.

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (98.3%):
U.S. Government (20.7%)
U.S. Treasury Bond .................... AA+ 1.13 05/15/40 $ 71,625,000 $ 45,616,172
U.S. Treasury Bond .................... AA+ 1.13 08/15/40 46,250,000 29,144,727
U.S. Treasury Bond .................... AA+ 1.38 11/15/40 22,500,000 14,670,703
U.S. Treasury Bond .................... AA+ 2.25 08/15/46 29,985,000 19,991,562
U.S. Treasury Bond .................... AA+ 2.75 08/15/47 9,790,000 7,094,691
U.S. Treasury Bond .................... AA+ 2.88 05/15/43 200,000 156,625
U.S. Treasury Bond .................... AA+ 2.88 05/15/49 7,500,000 5,470,313
U.S. Treasury Bond .................... AA+ 3.63 02/15/53 23,570,000 19,485,761
U.S. Treasury Bond .................... AA+ 4.00 11/15/52 25,665,000 22,709,515
U.S. Treasury Bond .................... AA+ 4.13 08/15/53 42,025,000 37,986,660
U.S. Treasury Bond .................... AA+ 4.25 02/15/54 11,530,000 10,643,631
U.S. Treasury Bond .................... AA+ 4.63 05/15/44 3,500,000 3,474,297
U.S. Treasury Note .................... AA+ 1.50 02/15/30 2,775,000 2,530,453
U.S. Treasury Note .................... AA+ 3.63 08/31/27 4,790,000 4,790,000
U.S. Treasury Note .................... AA+ 3.63 03/31/30 24,820,000 24,719,169
U.S. Treasury Note .................... AA+ 3.63 08/31/30 20,000,000 19,900,000
U.S. Treasury Note .................... AA+ 3.88 11/30/29 14,925,000 15,021,779
U.S. Treasury Note .................... AA+ 3.88 06/30/30 16,975,000 17,079,768
U.S. Treasury Note .................... AA+ 3.88 08/31/32 40,200,000 40,086,937
U.S. Treasury Note .................... AA+ 3.88 08/15/33 18,100,000 17,952,937
U.S. Treasury Note .................... AA+ 3.88 08/15/34 7,000,000 6,893,906
U.S. Treasury Note .................... AA+ 4.00 05/31/30 14,126,000 14,292,643
U.S. Treasury Note .................... AA+ 4.13 05/31/32 1,715,000 1,736,973
U.S. Treasury Note .................... AA+ 4.13 11/15/32 7,800,000 7,890,187
U.S. Treasury Note .................... AA+ 4.25 05/15/35 24,716,000 24,947,712
U.S. Treasury Note .................... AA+ 4.50 12/31/31 8,000,000 8,278,125
U.S. Treasury Note .................... AA+ 4.63 02/15/35 2,100,000 2,182,688
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/29 3,280,000 2,837,802
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/33 9,790,000 7,082,911
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/35 9,790,000 6,395,402
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/37 9,790,000 5,756,537
U.S. Treasury Strip(1) .................. AA+ 0.00 02/15/42 21,575,000 9,805,289
U.S. Treasury Strip(1) .................. AA+ 0.00 08/15/48 10,160,000 3,283,163
459,909,038
U.S. Government Agencies (34.8%)
Mortgage-Backed Obligations (34.3%)
FHLMC .............................. AA+ 1.50 10/01/36 3,235,175 2,901,860
FHLMC .............................. AA+ 2.00 02/01/51 3,150,334 2,592,891
FHLMC .............................. AA+ 2.50 09/01/27 114,387 112,618
FHLMC .............................. AA+ 2.50 12/01/27 107,801 105,883
FHLMC .............................. AA+ 2.50 06/01/35 1,367,466 1,296,162
FHLMC .............................. AA+ 2.50 05/01/42 11,620,197 10,398,700
FHLMC .............................. AA+ 2.50 10/01/49 1,546,663 1,319,123
FHLMC .............................. AA+ 2.50 01/01/50 1,823,459 1,555,191
FHLMC .............................. AA+ 2.50 04/01/50 13,216,177 11,145,486
FHLMC .............................. AA+ 2.50 05/01/50 2,840,069 2,445,730
FHLMC .............................. AA+ 2.50 06/01/50 3,727,792 3,178,031
FHLMC .............................. AA+ 2.50 02/01/51 1,471,773 1,268,580
FHLMC .............................. AA+ 2.50 04/01/51 3,872,549 3,329,416

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC .............................. AA+ 2.50 05/01/51 $ 13,607,229 $ 11,691,305
FHLMC .............................. AA+ 2.50 09/01/51 3,432,753 2,934,226
FHLMC .............................. AA+ 2.50 10/01/51 2,691,332 2,280,141
FHLMC .............................. AA+ 2.50 11/01/51 2,433,246 2,077,541
FHLMC .............................. AA+ 3.00 06/01/27 66,592 65,844
FHLMC .............................. AA+ 3.00 08/01/27 6,275 6,234
FHLMC .............................. AA+ 3.00 02/01/32 1,018,434 992,302
FHLMC .............................. AA+ 3.00 07/01/42 152,270 139,909
FHLMC .............................. AA+ 3.00 11/01/42 358,955 327,543
FHLMC .............................. AA+ 3.00 03/01/43 641,681 591,128
FHLMC .............................. AA+ 3.00 04/01/43 7,524,831 6,915,875
FHLMC .............................. AA+ 3.00 09/01/43 69,247 68,800
FHLMC .............................. AA+ 3.00 04/01/44 178,968 170,596
FHLMC .............................. AA+ 3.00 04/01/45 14,857 14,798
FHLMC .............................. AA+ 3.00 09/01/46 2,513,778 2,236,965
FHLMC .............................. AA+ 3.00 11/01/46 229,397 205,519
FHLMC .............................. AA+ 3.00 05/01/49 1,791,648 1,596,867
FHLMC .............................. AA+ 3.00 11/01/49 3,023,801 2,695,065
FHLMC .............................. AA+ 3.00 12/01/49 1,211,333 1,079,842
FHLMC .............................. AA+ 3.00 02/01/50 1,800,999 1,605,202
FHLMC .............................. AA+ 3.00 11/01/50 2,420,928 2,149,927
FHLMC .............................. AA+ 3.00 04/01/51 1,153,239 1,023,351
FHLMC .............................. AA+ 3.00 10/01/51 9,371,514 8,235,610
FHLMC .............................. AA+ 3.00 06/01/52 5,945,085 5,279,749
FHLMC .............................. AA+ 3.50 02/01/35 837,141 816,192
FHLMC .............................. AA+ 3.50 02/01/36 265,665 257,675
FHLMC .............................. AA+ 3.50 11/01/39 1,589,523 1,533,513
FHLMC .............................. AA+ 3.50 01/01/41 282,991 268,538
FHLMC .............................. AA+ 3.50 05/01/42 19,767 18,692
FHLMC .............................. AA+ 3.50 07/01/42 755,849 720,503
FHLMC .............................. AA+ 3.50 01/01/43 18,028 17,047
FHLMC .............................. AA+ 3.50 04/01/43 12,803 12,168
FHLMC .............................. AA+ 3.50 06/01/43 529,636 498,709
FHLMC .............................. AA+ 3.50 08/01/43 832,900 819,958
FHLMC .............................. AA+ 3.50 11/01/43 43,383 41,022
FHLMC .............................. AA+ 3.50 01/01/44 6,951,061 6,565,103
FHLMC .............................. AA+ 3.50 04/01/45 690,600 650,136
FHLMC .............................. AA+ 3.50 07/01/45 848,649 800,158
FHLMC .............................. AA+ 3.50 09/01/45 386,832 363,888
FHLMC .............................. AA+ 3.50 11/01/45 1,515,557 1,429,880
FHLMC .............................. AA+ 3.50 08/01/46 670,726 628,077
FHLMC .............................. AA+ 3.50 12/01/47 384,439 357,927
FHLMC .............................. AA+ 3.50 02/01/50 1,003,188 934,024
FHLMC .............................. AA+ 3.50 09/01/50 1,953,046 1,804,084
FHLMC .............................. AA+ 4.00 05/01/26 3,851 3,835
FHLMC .............................. AA+ 4.00 12/01/33 346,001 341,445
FHLMC .............................. AA+ 4.00 01/01/38 1,007,664 994,168
FHLMC .............................. AA+ 4.00 01/01/40 579,651 578,516

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC .............................. AA+ 4.00 03/01/41 $ 5,337 $ 5,207
FHLMC .............................. AA+ 4.00 07/01/41 259,922 253,272
FHLMC .............................. AA+ 4.00 11/01/42 4,977 4,835
FHLMC .............................. AA+ 4.00 10/01/44 1,257,479 1,213,833
FHLMC .............................. AA+ 4.00 02/01/45 1,573,880 1,543,631
FHLMC .............................. AA+ 4.00 06/01/45 24,086 23,325
FHLMC .............................. AA+ 4.00 05/01/47 295,773 283,614
FHLMC .............................. AA+ 4.00 02/01/48 255,871 245,350
FHLMC .............................. AA+ 4.00 05/01/48 110,748 105,979
FHLMC .............................. AA+ 4.00 04/01/52 3,366,230 3,198,714
FHLMC .............................. AA+ 4.00 06/01/52 4,144,454 3,952,340
FHLMC .............................. AA+ 4.00 08/01/52 4,180,084 3,985,673
FHLMC .............................. AA+ 4.23 05/01/30 7,361,000 7,338,901
FHLMC .............................. AA+ 4.25 12/01/29 3,250,000 3,247,912
FHLMC .............................. AA+ 4.50 03/01/34 2,018 2,027
FHLMC .............................. AA+ 4.50 09/01/41 5,164 5,158
FHLMC .............................. AA+ 4.50 02/01/44 46,225 45,840
FHLMC .............................. AA+ 4.50 05/01/48 1,125,817 1,109,500
FHLMC .............................. AA+ 5.00 02/01/26 208 207
FHLMC .............................. AA+ 5.00 10/01/40 163,797 167,099
FHLMC .............................. AA+ 5.00 09/01/47 173,563 174,275
FHLMC .............................. AA+ 5.00 01/01/52 8,324,646 8,350,418
FHLMC .............................. AA+ 5.00 04/01/52 2,876,515 2,872,097
FHLMC .............................. AA+ 5.00 06/01/52 8,479,519 8,463,752
FHLMC .............................. AA+ 5.00 07/01/52 3,706,758 3,702,630
FHLMC .............................. AA+ 5.00 12/01/52 15,862,625 15,898,129
FHLMC .............................. AA+ 5.00 06/01/54 1,011,146 1,007,666
FHLMC .............................. AA+ 5.50 07/01/32 1,044 1,069
FHLMC .............................. AA+ 5.50 01/01/33 37,197 38,025
FHLMC .............................. AA+ 5.50 05/01/33 519 535
FHLMC .............................. AA+ 5.50 06/01/37 7,102 7,386
FHLMC .............................. AA+ 5.50 09/01/47 2,576,833 2,604,524
FHLMC .............................. AA+ 5.50 06/01/53 4,134,495 4,190,008
FHLMC .............................. AA+ 5.50 07/01/53 33,780,694 34,249,853
FHLMC .............................. AA+ 6.00 07/01/29 12,049 12,206
FHLMC .............................. AA+ 6.00 09/01/53 2,535,361 2,609,872
FHLMC .............................. AA+ 6.00 02/01/54 7,114,499 7,294,385
FHLMC .............................. AA+ 6.00 01/01/55 10,706,270 10,945,372
FHLMC .............................. AA+ 6.50 12/01/52 5,681,698 5,946,549
FHLMC .............................. AA+ 7.00 10/01/54 2,206,581 2,328,771
FHLMC .............................. AA+ 7.00 11/01/54 3,596,236 3,827,606
FHLMC ARM RFUCCT1Y + 1.78%(2) ..... AA+ 6.78 04/01/37 16,045 16,155
FHLMC ARM SOFR30A + 2.29%(2) ...... AA+ 1.93 10/01/51 10,256,636 9,286,223
FHLMC ARM SOFR30A + 2.33%(2) ...... AA+ 4.42 04/01/53 6,507,612 6,470,381
FHLMC Strip ......................... AA+ 3.00 06/01/42 3,646,544 3,374,157
FHLMC Strip ......................... AA+ 3.00 01/01/43 567,083 520,119
FHLMC Strip ......................... AA+ 3.50 10/01/47 354,839 327,240
FNMA ............................... AA+ 1.00 08/01/36 646,099 562,278

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 1.00 12/01/36 $ 681,406 $ 591,201
FNMA ............................... AA+ 2.00 07/01/36 18,143,726 16,824,892
FNMA ............................... AA+ 2.00 09/01/50 7,299,265 5,947,633
FNMA ............................... AA+ 2.00 10/01/50 6,240,337 5,136,709
FNMA ............................... AA+ 2.00 12/01/50 3,157,070 2,546,158
FNMA ............................... AA+ 2.00 02/01/51 7,947,738 6,408,588
FNMA ............................... AA+ 2.00 03/01/51 13,475,789 10,969,923
FNMA ............................... AA+ 2.00 08/01/51 2,282,974 1,852,283
FNMA ............................... AA+ 2.00 12/01/51 17,087,324 13,839,907
FNMA ............................... AA+ 2.16 02/01/32 5,000,000 4,345,872
FNMA ............................... AA+ 2.34 05/01/36 9,205,716 7,630,117
FNMA ............................... AA+ 2.50 01/01/33 114,015 108,935
FNMA ............................... AA+ 2.50 02/01/33 352,935 336,996
FNMA ............................... AA+ 2.50 05/01/35 318,720 302,223
FNMA ............................... AA+ 2.50 06/01/35 2,376,487 2,252,571
FNMA ............................... AA+ 2.50 07/01/35 2,450,676 2,323,674
FNMA ............................... AA+ 2.50 09/01/35 2,309,384 2,187,192
FNMA ............................... AA+ 2.50 04/01/42 11,179,000 10,009,936
FNMA ............................... AA+ 2.50 05/01/42 4,165,851 3,745,278
FNMA ............................... AA+ 2.50 06/01/42 7,487,043 6,700,017
FNMA ............................... AA+ 2.50 05/01/43 767,764 672,602
FNMA ............................... AA+ 2.50 10/01/50 857,490 736,906
FNMA ............................... AA+ 2.50 03/01/51 10,648,693 9,169,996
FNMA ............................... AA+ 2.50 04/01/51 15,286,274 13,059,766
FNMA ............................... AA+ 2.50 05/01/51 18,461,249 15,883,201
FNMA ............................... AA+ 2.50 06/01/51 1,689,396 1,433,901
FNMA ............................... AA+ 2.50 03/01/52 4,031,103 3,413,261
FNMA ............................... AA+ 2.50 04/01/52 4,815,010 4,096,165
FNMA ............................... AA+ 2.50 05/01/52 1,690,135 1,436,895
FNMA ............................... AA+ 2.77 03/01/32 5,122,000 4,642,008
FNMA ............................... AA+ 3.00 06/01/33 375,177 362,068
FNMA ............................... AA+ 3.00 07/01/33 509,747 491,937
FNMA ............................... AA+ 3.00 09/01/33 592,585 571,618
FNMA ............................... AA+ 3.00 03/01/36 609,401 580,501
FNMA ............................... AA+ 3.00 09/01/40 692,424 644,504
FNMA ............................... AA+ 3.00 12/01/42 382,854 350,829
FNMA ............................... AA+ 3.00 02/01/43 9,736 8,945
FNMA ............................... AA+ 3.00 03/01/43 8,685 8,002
FNMA ............................... AA+ 3.00 09/01/43 138,344 127,446
FNMA ............................... AA+ 3.00 02/01/45 737,528 671,176
FNMA ............................... AA+ 3.00 03/01/45 201,207 180,840
FNMA ............................... AA+ 3.00 09/01/46 1,325,263 1,198,643
FNMA ............................... AA+ 3.00 01/01/47 255,861 229,229
FNMA ............................... AA+ 3.00 12/01/47 127,574 114,810
FNMA ............................... AA+ 3.00 03/01/48 253,056 226,653
FNMA ............................... AA+ 3.00 03/01/50 1,119,742 997,515
FNMA ............................... AA+ 3.00 05/01/50 1,782,640 1,591,945
FNMA ............................... AA+ 3.00 06/01/50 3,590,048 3,194,840

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 3.00 08/01/50 $ 2,131,253 $ 1,894,657
FNMA ............................... AA+ 3.00 01/01/52 9,172,828 8,118,720
FNMA ............................... AA+ 3.00 04/01/52 28,471,892 25,020,865
FNMA ............................... AA+ 3.03 04/01/34 8,542,093 7,677,569
FNMA ............................... AA+ 3.10 06/01/29 9,800,000 9,438,771
FNMA ............................... AA+ 3.50 03/01/32 165,019 162,188
FNMA ............................... AA+ 3.50 09/01/32 18,305 17,970
FNMA ............................... AA+ 3.50 07/01/34 305,143 299,057
FNMA ............................... AA+ 3.50 10/01/34 465,800 454,323
FNMA ............................... AA+ 3.50 02/01/35 390,585 380,496
FNMA ............................... AA+ 3.50 08/01/38 12,995 12,336
FNMA ............................... AA+ 3.50 10/01/40 26,281 24,777
FNMA ............................... AA+ 3.50 03/01/41 437,718 417,261
FNMA ............................... AA+ 3.50 10/01/41 367,283 344,570
FNMA ............................... AA+ 3.50 12/01/41 286,219 268,519
FNMA ............................... AA+ 3.50 04/01/42 659,362 618,685
FNMA ............................... AA+ 3.50 08/01/42 16,225 15,323
FNMA ............................... AA+ 3.50 12/01/42 390,434 367,795
FNMA ............................... AA+ 3.50 01/01/43 389,932 366,962
FNMA ............................... AA+ 3.50 04/01/43 83,294 78,556
FNMA ............................... AA+ 3.50 08/01/43 2,158,283 2,044,222
FNMA ............................... AA+ 3.50 10/01/43 187,631 177,655
FNMA ............................... AA+ 3.50 08/01/44 991,700 917,812
FNMA ............................... AA+ 3.50 04/01/45 1,828,485 1,726,752
FNMA ............................... AA+ 3.50 05/01/45 853,630 802,999
FNMA ............................... AA+ 3.50 10/01/45 992,444 935,003
FNMA ............................... AA+ 3.50 02/01/46 1,865,197 1,737,550
FNMA ............................... AA+ 3.50 08/01/46 524,508 491,729
FNMA ............................... AA+ 3.50 10/01/46 150,852 140,004
FNMA ............................... AA+ 3.50 12/01/46 225,299 210,492
FNMA ............................... AA+ 3.50 01/01/47 270,964 251,478
FNMA ............................... AA+ 3.50 09/01/47 1,050,755 983,941
FNMA ............................... AA+ 3.50 11/01/47 4,704,101 4,379,699
FNMA ............................... AA+ 3.50 04/01/48 116,791 108,551
FNMA ............................... AA+ 3.50 03/01/50 2,133,193 1,981,481
FNMA ............................... AA+ 3.50 06/01/51 6,203,795 5,691,300
FNMA ............................... AA+ 3.50 01/01/52 2,653,977 2,438,318
FNMA ............................... AA+ 3.50 02/01/52 5,591,407 5,137,057
FNMA ............................... AA+ 3.50 05/01/52 4,131,083 3,813,974
FNMA ............................... AA+ 3.75 08/01/28 5,099,011 5,046,795
FNMA ............................... AA+ 4.00 01/01/31 54,891 54,620
FNMA ............................... AA+ 4.00 03/01/35 101,949 100,405
FNMA ............................... AA+ 4.00 06/01/36 226,262 223,269
FNMA ............................... AA+ 4.00 10/01/36 239,790 236,635
FNMA ............................... AA+ 4.00 10/01/40 281,770 274,548
FNMA ............................... AA+ 4.00 11/01/40 6,159 6,001
FNMA ............................... AA+ 4.00 01/01/41 19,396 18,904
FNMA ............................... AA+ 4.00 05/01/41 166,800 161,748

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 4.00 05/01/43 $ 1,715,166 $ 1,671,159
FNMA ............................... AA+ 4.00 01/01/44 3,300,974 3,203,339
FNMA ............................... AA+ 4.00 09/01/45 136,025 131,735
FNMA ............................... AA+ 4.00 11/01/45 334,887 324,727
FNMA ............................... AA+ 4.00 02/01/47 1,063,389 1,027,043
FNMA ............................... AA+ 4.00 11/01/47 458,994 440,148
FNMA ............................... AA+ 4.00 04/01/48 175,935 168,358
FNMA ............................... AA+ 4.00 04/01/49 4,815,129 4,607,768
FNMA ............................... AA+ 4.00 03/01/50 3,094,751 2,948,527
FNMA ............................... AA+ 4.00 03/01/52 1,935,003 1,849,723
FNMA ............................... AA+ 4.00 07/01/52 3,814,262 3,643,802
FNMA ............................... AA+ 4.00 07/01/56 3,034,755 2,855,219
FNMA ............................... AA+ 4.50 05/01/30 39,519 39,649
FNMA ............................... AA+ 4.50 05/01/34 1,638 1,643
FNMA ............................... AA+ 4.50 06/01/34 1,126 1,129
FNMA ............................... AA+ 4.50 08/01/35 1,725 1,729
FNMA ............................... AA+ 4.50 05/01/39 416,297 416,480
FNMA ............................... AA+ 4.50 12/01/39 980,619 983,553
FNMA ............................... AA+ 4.50 05/01/40 173,623 173,856
FNMA ............................... AA+ 4.50 07/01/40 745,880 744,742
FNMA ............................... AA+ 4.50 10/01/40 146,170 146,727
FNMA ............................... AA+ 4.50 03/01/44 365,312 361,843
FNMA ............................... AA+ 4.50 04/01/44 617,360 611,504
FNMA ............................... AA+ 4.50 11/01/47 2,548,600 2,521,890
FNMA ............................... AA+ 4.50 02/01/49 319,467 314,837
FNMA ............................... AA+ 4.50 05/01/50 7,306,441 7,184,363
FNMA ............................... AA+ 5.00 06/01/33 1,875 1,904
FNMA ............................... AA+ 5.00 09/01/33 7,423 7,537
FNMA ............................... AA+ 5.00 10/01/33 2,210 2,244
FNMA ............................... AA+ 5.00 11/01/33 2,793 2,836
FNMA ............................... AA+ 5.00 03/01/34 560 569
FNMA ............................... AA+ 5.00 04/01/34 1,419 1,443
FNMA ............................... AA+ 5.00 04/01/35 1,378 1,403
FNMA ............................... AA+ 5.00 06/01/35 617 629
FNMA ............................... AA+ 5.00 09/01/35 890 906
FNMA ............................... AA+ 5.00 10/01/36 1,134 1,155
FNMA ............................... AA+ 5.00 08/01/37 1,047,027 1,064,941
FNMA ............................... AA+ 5.00 05/01/39 136,017 138,695
FNMA ............................... AA+ 5.00 06/01/40 2,454 2,504
FNMA ............................... AA+ 5.00 09/01/52 10,854,724 10,834,637
FNMA ............................... AA+ 5.00 10/01/52 1,701,381 1,697,199
FNMA ............................... AA+ 5.00 11/01/52 2,811,558 2,824,332
FNMA ............................... AA+ 5.00 07/01/53 5,456,349 5,433,092
FNMA ............................... AA+ 5.50 11/01/26 2,693 2,696
FNMA ............................... AA+ 5.50 03/01/33 55,331 56,593
FNMA ............................... AA+ 5.50 02/01/37 3,637 3,718
FNMA ............................... AA+ 5.50 05/01/38 1,052,083 1,092,332
FNMA ............................... AA+ 5.50 06/01/48 22,793 23,551

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA ............................... AA+ 5.50 08/01/51 $ 8,664,681 $ 8,747,645
FNMA ............................... AA+ 5.50 06/01/52 1,001,571 1,018,061
FNMA ............................... AA+ 5.50 03/01/53 8,057,072 8,163,983
FNMA ............................... AA+ 5.50 04/01/53 2,547,929 2,582,302
FNMA ............................... AA+ 5.50 07/01/54 1,638,169 1,655,469
FNMA ............................... AA+ 5.50 10/01/54 7,655,178 7,764,686
FNMA ............................... AA+ 5.50 02/01/55 8,850,000 8,957,077
FNMA ............................... AA+ 6.00 03/01/28 12,068 12,236
FNMA ............................... AA+ 6.00 05/01/32 34,629 35,895
FNMA ............................... AA+ 6.00 04/01/33 80,016 83,269
FNMA ............................... AA+ 6.00 05/01/33 1,874 1,951
FNMA ............................... AA+ 6.00 09/01/34 391 408
FNMA ............................... AA+ 6.00 10/01/34 2,744 2,866
FNMA ............................... AA+ 6.00 03/01/36 5,698 5,994
FNMA ............................... AA+ 6.00 01/01/37 19,234 20,231
FNMA ............................... AA+ 6.00 05/01/37 6,218 6,559
FNMA ............................... AA+ 6.00 08/01/37 31,802 33,544
FNMA ............................... AA+ 6.00 12/01/37 13,143 13,863
FNMA ............................... AA+ 6.00 11/01/52 4,032,856 4,174,405
FNMA ............................... AA+ 6.00 09/01/53 9,515,627 9,864,473
FNMA ............................... AA+ 6.00 03/01/54 8,576,497 8,828,591
FNMA ............................... AA+ 6.00 09/01/54 16,301,317 16,691,126
FNMA ............................... AA+ 6.50 05/01/32 52,978 55,745
FNMA ............................... AA+ 6.50 07/01/34 467 497
FNMA ............................... AA+ 6.50 09/01/34 295 313
FNMA ............................... AA+ 6.50 09/01/36 7,085 7,588
FNMA ............................... AA+ 6.50 05/01/37 67,967 73,045
FNMA ............................... AA+ 6.50 07/01/37 3,775 4,058
FNMA ............................... AA+ 6.50 02/01/54 3,646,005 3,793,889
FNMA ............................... AA+ 7.00 04/01/32 95 100
FNMA ............................... AA+ 7.00 10/01/54 2,149,244 2,287,519
FNMA ............................... AA+ 7.50 06/01/31 45 48
FNMA ............................... AA+ 7.50 02/01/32 247 263
FNMA ............................... AA+ 7.50 06/01/32 11,873 12,766
FNMA ............................... AA+ 8.00 04/01/32 11,716 12,238
FNMA SOFR30A + 2.29%(2) ............ AA+ 4.46 02/01/53 7,441,151 7,435,747
FNMA SOFR30A + 2.37%(2) ............ AA+ 1.81 09/01/51 9,401,096 8,507,601
FNMA Strip ........................... AA+ 3.00 08/01/42 354,109 326,051
FRESB Multifamily Mortgage(3) .......... AA+ 2.37 10/01/26 586,567 576,723
FRESB Multifamily Mortgage(3) .......... AA+ 3.61 10/01/28 530,382 522,915
GNMA(4) ............................ AA+ 1.50 07/01/36 2,401,621 2,182,894
GNMA(4) ............................ AA+ 1.50 02/01/37 2,508,843 2,274,430
GNMA(4) ............................ AA+ 2.00 04/01/32 311,325 294,746
GNMA(4) ............................ AA+ 2.00 09/01/35 1,032,804 963,717
GNMA(4) ............................ AA+ 2.00 09/01/50 1,680,097 1,345,868
GNMA(4) ............................ AA+ 2.50 12/01/50 4,063,907 3,461,717
GNMA(4) ............................ AA+ 2.50 10/01/51 7,389,147 6,323,403
GNMA(4) ............................ AA+ 2.50 08/01/52 9,682,523 8,337,628

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
GNMA(4) ............................ AA+ 2.50 03/01/53 $ 14,727,940 $ 12,685,417
GNMA(4) ............................ AA+ 2.50 06/01/53 6,325,227 5,447,729
GNMA(4) ............................ AA+ 3.00 01/01/46 697,956 623,446
GNMA(4) ............................ AA+ 3.00 02/01/47 859,148 775,827
GNMA(4) ............................ AA+ 3.00 10/01/51 5,370,679 4,757,235
GNMA(4) ............................ AA+ 3.00 08/01/52 4,070,483 3,636,787
GNMA(4) ............................ AA+ 3.50 02/01/42 242,313 226,271
GNMA(4) ............................ AA+ 3.50 07/01/42 741,525 696,417
GNMA(4) ............................ AA+ 3.50 11/01/42 154,268 144,895
GNMA(4) ............................ AA+ 3.50 03/01/45 687,757 639,069
GNMA(4) ............................ AA+ 3.50 05/01/45 636,786 591,707
GNMA(4) ............................ AA+ 3.50 12/01/50 320,669 294,440
GNMA(4) ............................ AA+ 3.70 05/01/42 355,550 336,936
GNMA(4) ............................ AA+ 4.00 03/01/41 150,341 145,283
GNMA(4) ............................ AA+ 4.00 11/01/41 211,644 204,544
GNMA(4) ............................ AA+ 4.00 01/01/42 20,159 19,479
GNMA(4) ............................ AA+ 4.00 08/01/42 221,686 214,262
GNMA(4) ............................ AA+ 4.25 04/01/41 275,592 269,953
GNMA(4) ............................ AA+ 4.50 06/01/30 773 771
GNMA(4) ............................ AA+ 4.50 09/01/30 108,175 108,972
GNMA(4) ............................ AA+ 4.50 04/01/31 3,172 3,195
GNMA(4) ............................ AA+ 4.50 06/01/34 51,893 52,017
GNMA(4) ............................ AA+ 4.50 09/01/40 163,671 163,346
GNMA(4) ............................ AA+ 4.50 10/01/40 328,255 327,602
GNMA(4) ............................ AA+ 4.50 10/01/43 7,977 7,922
GNMA(4) ............................ AA+ 5.00 06/01/39 325,798 334,719
GNMA(4) ............................ AA+ 5.00 05/01/40 32,071 32,758
GNMA(4) ............................ AA+ 5.00 06/01/40 20,221 20,655
GNMA(4) ............................ AA+ 5.50 01/01/36 22,204 22,467
GNMA(4) ............................ AA+ 6.50 04/01/31 3,783 3,904
GNMA(4) ............................ AA+ 6.50 10/01/31 98 103
GNMA(4) ............................ AA+ 6.50 12/01/31 2,033 2,039
GNMA(4) ............................ AA+ 6.50 05/01/32 5,712 5,838
GNMA(4) ............................ AA+ 7.00 05/01/31 100 105
GNMA(4) ............................ AA+ 7.00 05/01/32 130 130
764,364,807
Non-Mortgage-Backed Obligations (0.5%)
FHLB ................................ AA+ 5.00 10/22/32 5,875,000 5,852,026
FHLB ................................ AA+ 5.25 06/09/32 5,000,000 4,996,798
10,848,824
Corporate Debt (42.8%)
Basic Materials (1.0%)
Celanese US Holdings LLC ............. BB+ 6.67 07/15/27 8,485,000 8,702,007
International Flavors & Fragrances, Inc.† .. BBB- 1.83 10/15/27 9,112,000 8,669,703
Steel Dynamics, Inc. ................... BBB 5.00 12/15/26 3,885,000 3,889,561

21,261,271

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Communications (2.1%)
AT&T, Inc. ............................ BBB 2.75 06/01/31 $ 12,275,000 $ 11,249,596
Expedia Group, Inc. .................... BBB 5.40 02/15/35 5,500,000 5,646,807
Motorola Solutions, Inc. ................ BBB 5.55 08/15/35 4,810,000 5,008,772
T-Mobile USA, Inc. ..................... BBB 2.70 03/15/32 6,110,000 5,477,829
T-Mobile USA, Inc. ..................... BBB 3.38 04/15/29 5,230,000 5,078,616
Uber Technologies, Inc.† ............... BBB 4.50 08/15/29 5,525,000 5,524,241
VeriSign, Inc. ......................... BBB 2.70 06/15/31 10,304,000 9,297,156
47,283,017
Consumer, Cyclical (2.0%)
AutoZone, Inc. ........................ BBB 3.75 04/18/29 1,795,000 1,766,540
AutoZone, Inc. ........................ BBB 6.25 11/01/28 6,195,000 6,568,612
Darden Restaurants, Inc. ............... BBB 3.85 05/01/27 5,280,000 5,254,285
Ford Motor Credit Co. LLC .............. BBB- 6.80 11/07/28 5,200,000 5,430,652
General Motors Financial Co., Inc. ....... BBB 5.75 02/08/31 5,190,000 5,407,265
Lennar Corp. ......................... BBB 5.00 06/15/27 3,051,000 3,077,139
Lowe's Cos., Inc. ...................... BBB+ 2.63 04/01/31 5,580,000 5,092,343
Lowe's Cos., Inc. ...................... BBB+ 4.50 10/15/32 6,450,000 6,395,950
Toll Brothers Finance Corp. ............. BBB 4.88 03/15/27 6,115,000 6,156,943
45,149,729
Consumer, Non-cyclical (4.1%)
AbbVie, Inc. .......................... A- 5.05 03/15/34 14,690,000 15,099,653
Amgen, Inc. .......................... BBB+ 5.25 03/02/33 10,925,000 11,317,485
Block Financial LLC .................... BBB 5.38 09/15/32 6,555,000 6,614,927
Bunge Ltd. Finance Corp. ............... A- 2.75 05/14/31 8,115,000 7,439,641
Bunge Ltd. Finance Corp. ............... A- 4.20 09/17/29 4,125,000 4,112,874
Constellation Brands, Inc. ............... BBB 4.80 01/15/29 7,450,000 7,559,892
CVS Health Corp. ..................... BBB 3.75 04/01/30 9,660,000 9,358,458
CVS Health Corp. ..................... BBB 5.40 06/01/29 2,045,000 2,113,599
Elevance Health, Inc. .................. A 2.88 09/15/29 7,245,000 6,880,752
Elevance Health, Inc. .................. A 4.75 02/15/30 2,725,000 2,770,331
Equifax, Inc. .......................... BBB 4.80 09/15/29 8,650,000 8,793,086
J M Smucker Co. ...................... BBB 6.20 11/15/33 7,890,000 8,565,373
90,626,071
Energy (4.5%)
Cheniere Energy Partners LP ............ BBB 4.50 10/01/29 10,865,000 10,836,394
Diamondback Energy, Inc. .............. BBB 5.15 01/30/30 10,942,000 11,271,428
Energy Transfer LP .................... BBB 5.25 07/01/29 3,400,000 3,499,931
Energy Transfer LP .................... BBB 5.55 02/15/28 7,215,000 7,428,084
EQT Corp. ........................... BBB- 3.90 10/01/27 6,693,000 6,648,058
EQT Corp. ........................... BBB- 7.50 06/01/27 4,200,000 4,283,539
HF Sinclair Corp. ...................... BBB- 4.50 10/01/30 9,671,000 9,525,200
HF Sinclair Corp. ...................... BBB- 5.75 01/15/31 1,800,000 1,863,687
Kinder Morgan, Inc. .................... BBB 5.10 08/01/29 10,870,000 11,171,026
Occidental Petroleum Corp. ............. BB+ 6.38 09/01/28 5,300,000 5,536,431
ONEOK, Inc. ......................... BBB 4.40 10/15/29 2,260,000 2,259,063
ONEOK, Inc.† ........................ BBB 5.63 01/15/28 5,510,000 5,628,263

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
Plains All American Pipeline LP / PAA
Finance Corp. ...................... BBB 4.70 01/15/31 $ 3,340,000 $ 3,347,122
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 5.50 03/01/30 3,912,000 3,980,447
Targa Resources Partners LP / Targa
Resources Partners Finance Corp. ..... BBB 6.88 01/15/29 3,125,000 3,183,413
Western Midstream Operating LP ........ BBB- 4.75 08/15/28 9,150,000 9,227,359
99,689,445
Financial (20.3%)
Alexandria Real Estate Equities, Inc. ...... BBB+ 4.75 04/15/35 11,253,000 11,000,416
Alleghany Corp. ....................... AA 3.63 05/15/30 4,660,000 4,550,441
American Express Co.(3)(5) ............. A- 4.92 07/20/33 10,100,000 10,272,291
American Express Co.(3)(5) ............. A- 5.39 07/28/27 6,650,000 6,714,258
American Tower Corp. .................. BBB+ 2.90 01/15/30 4,435,000 4,180,172
American Tower Corp. .................. BBB+ 5.80 11/15/28 5,435,000 5,674,782
Aon North America, Inc. ................ A- 5.45 03/01/34 10,845,000 11,297,721
Arthur J. Gallagher & Co. ............... BBB 5.00 02/15/32 8,245,000 8,406,291
Bank of America Corp.(3)(5) ............. A- 2.97 02/04/33 26,230,000 23,883,694
Bank of New York Mellon Corp.(3)(5) ..... A 4.97 04/26/34 2,400,000 2,446,372
Bank of New York Mellon Corp.(3)(5) ..... A 5.06 07/22/32 6,840,000 7,063,562
BankUnited, Inc. ...................... BBB- 5.13 06/11/30 6,170,000 6,164,560
Boston Properties LP .................. BBB 3.25 01/30/31 6,488,000 6,033,789
Boston Properties LP .................. BBB 5.75 01/15/35 4,900,000 5,012,189
Brown & Brown, Inc. ................... BBB- 5.25 06/23/32 2,880,000 2,956,001
Capital One Financial Corp.(3)(5) ........ BBB 4.93 05/10/28 4,365,000 4,409,468
Capital One Financial Corp.(3)(5) ........ BBB 6.31 06/08/29 6,700,000 7,027,657
Citigroup, Inc.(3)(5) .................... BBB+ 3.79 03/17/33 10,865,000 10,319,585
Citigroup, Inc.(3)(5) .................... BBB+ 3.98 03/20/30 4,460,000 4,406,570
Citigroup, Inc.(3)(5) .................... BBB+ 4.41 03/31/31 1,000,000 998,070
Citigroup, Inc.(3)(5) .................... BBB 5.83 02/13/35 6,620,000 6,871,938
Citizens Financial Group, Inc.(3)(5) ....... BBB+ 5.84 01/23/30 10,653,000 11,103,313
Digital Realty Trust LP .................. BBB+ 5.55 01/15/28 7,531,000 7,750,819
Equinix, Inc. .......................... BBB+ 3.20 11/18/29 11,880,000 11,370,182
Fairfax Financial Holdings Ltd. ........... A- 6.00 12/07/33 5,010,000 5,328,485
Fifth Third Bancorp(3)(5) ................ BBB+ 4.90 09/06/30 4,240,000 4,308,024
Fifth Third Bancorp(3)(5) ................ BBB+ 6.34 07/27/29 4,762,000 5,017,003
First Horizon Bank ..................... BBB 5.75 05/01/30 4,800,000 4,953,295
Goldman Sachs Group, Inc. ............. BBB+ 2.60 02/07/30 9,000,000 8,430,135
Goldman Sachs Group, Inc.(3)(5) ........ BBB+ 5.33 07/23/35 12,200,000 12,557,282
Host Hotels & Resorts LP ............... BBB- 5.70 07/01/34 8,715,000 8,929,878
JPMorgan Chase & Co.(3)(5) ............ A 5.00 07/22/30 7,600,000 7,795,465
JPMorgan Chase & Co.(3)(5) ............ A 5.35 06/01/34 4,625,000 4,817,468
JPMorgan Chase & Co.(3)(5) ............ A 5.50 01/24/36 9,765,000 10,218,441
Kemper Corp. ......................... BBB- 3.80 02/23/32 4,500,000 4,155,106
KeyBank N.A. ......................... BBB+ 5.85 11/15/27 2,000,000 2,063,320
KeyCorp ............................. BBB 2.55 10/01/29 7,365,000 6,897,685
KeyCorp(3)(5) ........................ BBB 6.40 03/06/35 2,000,000 2,170,039

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Kilroy Realty LP ....................... BBB- 3.05 02/15/30 $ 3,500,000 $ 3,231,336
Kimco Realty OP LLC .................. A- 4.85 03/01/35 3,850,000 3,826,420
Kimco Realty OP LLC .................. A- 6.40 03/01/34 6,800,000 7,524,074
Liberty Mutual Group, Inc.† ............. BBB 4.57 02/01/29 11,473,000 11,545,820
M&T Bank Corp.(3)(5) .................. BBB+ 4.55 08/16/28 1,387,000 1,395,511
Manufacturers & Traders Trust Co. ....... BBB+ 3.40 08/17/27 3,690,000 3,633,848
Manufacturers & Traders Trust Co. ....... A- 4.70 01/27/28 3,450,000 3,495,455
Mercury General Corp. ................. BBB- 4.40 03/15/27 3,330,000 3,315,813
Morgan Stanley(3)(5) .................. A- 2.70 01/22/31 10,000,000 9,343,469
Morgan Stanley(3)(5) .................. A- 5.17 01/16/30 1,910,000 1,962,373
Morgan Stanley(3)(5) .................. A- 5.45 07/20/29 10,255,000 10,594,484
NNN REIT, Inc. ....................... BBB+ 2.50 04/15/30 4,835,000 4,464,101
NNN REIT, Inc. ....................... BBB+ 4.60 02/15/31 4,345,000 4,357,016
PNC Bank N.A. ....................... A- 2.70 10/22/29 10,500,000 9,876,643
PNC Financial Services Group, Inc.(3)(5) .. A- 5.58 06/12/29 2,060,000 2,133,737
PNC Financial Services Group, Inc.(3)(5) .. A- 6.88 10/20/34 3,635,000 4,118,550
Prologis LP ........................... A 1.75 07/01/30 3,906,000 3,494,329
Realty Income Corp. ................... A- 4.85 03/15/30 1,780,000 1,826,034
Realty Income Corp. ................... A- 5.13 02/15/34 8,865,000 9,085,522
Synchrony Financial(3)(5) ............... BBB- 5.02 07/29/29 4,325,000 4,361,004
Tanger Properties LP ................... BBB- 2.75 09/01/31 2,350,000 2,109,088
Tanger Properties LP ................... BBB- 3.88 07/15/27 3,500,000 3,469,445
Truist Financial Corp.(3)(5) .............. A- 4.87 01/26/29 8,055,000 8,173,152
Truist Financial Corp.(3)(5) .............. A- 5.07 05/20/31 5,050,000 5,175,814
US Bancorp(3)(5) ..................... A 4.65 02/01/29 13,695,000 13,843,244
US Bancorp(3)(5) ..................... A 5.78 06/12/29 2,500,000 2,602,195
Voya Financial, Inc. .................... BBB+ 3.65 06/15/26 4,970,000 4,952,209
Wells Fargo & Co.(3)(5) ................ BBB+ 2.57 02/11/31 1,000,000 929,342
Wells Fargo & Co.(3)(5) ................ BBB+ 3.35 03/02/33 9,115,000 8,483,163
Wells Fargo & Co.(3)(5) ................ BBB+ 5.20 01/23/30 6,595,000 6,794,027
Wells Fargo & Co.(3)(5) ................ BBB+ 5.21 12/03/35 6,190,000 6,325,049
Welltower OP LLC ..................... A- 2.75 01/15/31 7,123,000 6,582,453
Zions Bancorp N.A. .................... BBB 3.25 10/29/29 12,030,000 11,294,798
451,875,285
Industrial (3.6%)
Arrow Electronics, Inc. ................. BBB- 5.15 08/21/29 8,845,000 9,054,426
Boeing Co. ........................... BBB- 3.20 03/01/29 12,077,000 11,650,964
CH Robinson Worldwide, Inc. ............ BBB+ 4.20 04/15/28 5,575,000 5,577,108
Flex Ltd. ............................. BBB- 4.88 06/15/29 1,478,000 1,494,300
General Electric Co. ................... A- 4.30 07/29/30 4,700,000 4,728,480
Huntington Ingalls Industries, Inc. ........ BBB- 3.48 12/01/27 4,613,000 4,540,119
Jabil, Inc. ............................ BBB- 3.00 01/15/31 4,000,000 3,687,110
Jabil, Inc. ............................ BBB- 3.95 01/12/28 2,910,000 2,890,274
L3Harris Technologies, Inc. ............. BBB 4.85 04/27/35 6,960,000 6,934,095
Lennox International, Inc. ............... BBB 1.70 08/01/27 4,935,000 4,719,899
Otis Worldwide Corp. .................. BBB 5.13 11/19/31 7,715,000 7,999,837
Teledyne Technologies, Inc. ............. BBB 2.75 04/01/31 6,725,000 6,170,944

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
Rating** Rate(%) Maturity Face Amount Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Industrial (Continued)
Vulcan Materials Co. ................... BBB+ 4.95 12/01/29 $ 11,330,000 $ 11,605,605
81,053,161
Technology (1.8%)
Hewlett Packard Enterprise Co. .......... BBB 4.55 10/15/29 7,100,000 7,132,881
Hewlett Packard Enterprise Co. .......... BBB 4.85 10/15/31 3,615,000 3,650,986
Intel Corp. ............................ BBB 5.20 02/10/33 6,570,000 6,720,552
Kyndryl Holdings., Inc. ................. BBB- 2.05 10/15/26 2,500,000 2,441,368
Microchip Technology, Inc. .............. BBB 4.90 03/15/28 4,825,000 4,895,327
Paychex, Inc. ......................... BBB+ 5.10 04/15/30 9,140,000 9,402,174
Synopsys, Inc. ........................ BBB 5.00 04/01/32 6,340,000 6,477,185
40,720,473
Utilities (3.4%)
American Electric Power Co., Inc. ........ BBB 5.20 01/15/29 11,429,000 11,785,510
Black Hills Corp. ...................... BBB+ 3.05 10/15/29 4,855,000 4,614,288
Dominion Energy, Inc. .................. A 2.30 12/01/31 10,799,000 9,562,757
DTE Energy Co. ....................... BBB 5.10 03/01/29 10,596,000 10,864,634
Duke Energy Carolinas LLC ............. A 4.85 01/15/34 11,017,000 11,149,654
NextEra Energy Capital Holdings, Inc. .... BBB+ 3.55 05/01/27 6,722,000 6,666,162
NiSource, Inc. ........................ BBB+ 5.20 07/01/29 10,740,000 11,078,024
Southern Co. ......................... BBB+ 5.70 03/15/34 8,560,000 9,047,849
74,768,878
Total Corporate Debt ..............................................................
952,427,330
Sovereign Debt (0.0%) (6)
Sri Lanka AI D ......................... NR 6.59 09/15/28 972,923 996,532‡
Total Long-Term Debt Securities
(Cost: $2,274,642,066) ..........................................................
2,188,546,531
SHORT-TERM DEBT SECURITIES (1.4%):
U.S. Government (1.4%)
U.S. Treasury Bill ...................... A-1+ 4.02 10/14/25 17,500,000 17,474,633
U.S. Treasury Bill ...................... A-1+ 4.04 10/21/25 14,000,000 13,968,656
31,443,289
Total Short-Term Debt Securities
(Cost: $31,443,289) .............................................................
31,443,289
Rate(%) Face Amount Value
TEMPORARY CASH INVESTMENT (0.0%)(6)
Dreyfus Treasury Securities Cash
Management, Institutional Shares ..... 3.98 $ 466,806 $ 466,806
Total Temporary Cash Investment
(Cost: $466,806) ...............................................................
466,806
Total Investments
(Cost: $2,306,552,161) 99.7% ....................................................
2,220,456,626
Other Net Assets 0.3% ............................................................
5,760,226
Net Assets 100.0% ...............................................................
$ 2,226,216,852

MoA FUNDS - CORE BOND FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025 (Unaudited)

The accompanying notes are an integral part of these portfolio schedules.
FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES
_________
Abbreviations:
ARM  = Adjustable Rate Mortgage
FHLB  = Federal Home Loan Bank
FHLMC  = Federal Home Loan Mortgage Corporation
FNMA  = Federal National Mortgage Association
FRESB  = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA  = Government National Mortgage Association
RFUCCT1Y  = Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR  = Secured overnight financing rate
SOFR30A  = 30-day Average SOFR (Secured overnight financing rate)
NR = Not Rated
** Ratings as per Standard & Poor’s Corporation (unaudited).
† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate values of these securities amounts to $31,368,027 and represents 1.4% of net assets.
‡ Level 3 Security.
(1) Zero Coupon.
(2) Floating Rate Note.
(3) Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
(4) U.S. Government guaranteed security
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Percentage is less than 0.05%.

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES
September 30, 2025

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
 Level 1 — quoted prices in active markets for identical securities.
 Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
As of September 30, 2025, management determined that the fair value inputs used for all equity securities were considered Level 1, with the exception of two securities in the MoA Small Cap Equity Index Fund and one in the
MoA Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were consid-
ered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered
Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one debt security in the MoA Core Bond Fund (see Note (a) below) which was considered as Level 3.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2025:
Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
Investments at Fair Value:*
MoA Equity Index Fund
Common Stock $ 6,002,655,130 — — $ 6,002,655,130
Short-Term Debt Securities — $ 70,222,439 — $ 70,222,439
Temporary Cash Investment $ 102,175 — — $ 102,175
$ 6,002,757,305 $ 70,222,439 — $ 6,072,979,744
MoA All America Fund
Common Stock $ 295,483,112 — —(a) $ 295,483,112
Short-Term Debt Securities — $ 3,318,480 — $ 3,318,480
Temporary Cash Investment $ 2,293,856 — — $ 2,293,856
$ 297,776,968 $ 3,318,480 — $ 301,095,448
MoA Small Cap Value Fund
Common Stock $ 362,378,663 — — $ 362,378,663
Short-Term Debt Securities — $ 11,478,731 — $ 11,478,731
Temporary Cash Investment $ 168,001 — — $ 168,001
$ 362,546,664 $ 11,478,731 — $ 374,025,395

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025

Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
MoA Small Cap Growth Fund
Common Stock $ 422,706,506 — —(a) $ 422,706,506
Short-Term Debt Securities — $ 11,032,505 — $ 11,032,505
Temporary Cash Investment $ 5,366 — — $ 5,366
$ 422,711,872 $ 11,032,505 — $ 433,744,377
MoA Small Cap Equity Index Fund
Common Stock $ 167,514,929 — —(a) $ 167,514,929
Temporary Cash Investment $ 30,606 — — $ 30,606
$ 167,545,535 — — $ 167,545,535
MoA Mid Cap Value Fund
Common Stock $ 184,549,895 — — $ 184,549,895
Short-Term Debt Securities — $ 3,994,812 — $ 3,994,812
Temporary Cash Investment $ 49,035 — — $ 49,035
$ 184,598,930 $ 3,994,812 — $ 188,593,742
MoA Mid Cap Growth Fund
Common Stock $ 27,451,443 — — $ 27,451,443
Temporary Cash Investment $ 566,886 — — $ 566,886
$ 28,018,329 — — $ 28,018,329
MoA Mid Cap Equity Index Fund
Common Stock $ 1,423,932,429 — — $ 1,423,932,429
Short-Term Debt Securities — $ 19,913,268 — $ 19,913,268
Temporary Cash Investment $ 29,912 — — $ 29,912
$ 1,423,962,341 $ 19,913,268 — $ 1,443,875,609
MoA Balanced Fund
Common Stock $ 129,697,097 — — $ 129,697,097
U.S. Government Debt — $ 16,389,500 — $ 16,389,500
U.S. Government Agency
Residential Mortgage-Backed
Obligations — $ 25,203,621 — $ 25,203,621
U.S. Government Agency Non-
Mortgage-Backed Obligations — $ 899,423 — $ 899,423
Long-Term Corporate Debt — $ 31,109,281 — $ 31,109,281
Short-Term Debt Securities — $ 11,420,320 — $ 11,420,320
Temporary Cash Investment $ 1,587,354 — — $ 1,587,354
$ 131,284,451 $ 85,022,145 — $ 216,306,596
MoA International Fund
Common Stock $ 150,532,029 $ 1,911,927,942 — $ 2,062,459,971
Short-Term Debt Securities — $ 13,697,661 — $ 13,697,661
Temporary Cash Investment $ 1,421,346 — — $ 1,421,346
$ 151,953,375 $ 1,925,625,603 — $ 2,077,578,978
MoA Catholic Values Index Fund
Common Stock $ 9,458,837 — —(a) $ 9,458,837
Temporary Cash Investment $ 274,407 — — $ 274,407
$ 9,733,244 — — $ 9,733,244

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025

Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
MoA Retirement Income Fund
Temporary Cash Investment $ 28 — — $ 28
Affiliated Mutual Funds $ 299,222,319 — — $ 299,222,319
$ 299,222,347 — — $ 299,222,347
MoA Clear Passage 2020 Fund
Affiliated Mutual Funds $ 417,864,523 — — $ 417,864,523
MoA Clear Passage 2025 Fund
Temporary Cash Investment $ 29 — — $ 29
Affiliated Mutual Funds $ 1,066,386,385 — — $ 1,066,386,385
$ 1,066,386,414 — — $ 1,066,386,414
MoA Clear Passage 2030 Fund
Temporary Cash Investment $ 42 — — $ 42
Affiliated Mutual Funds $ 1,479,548,890 — — $ 1,479,548,890
$ 1,479,548,932 — — $ 1,479,548,932
MoA Clear Passage 2035 Fund
Temporary Cash Investment $ 40 — — $ 40
Affiliated Mutual Funds $ 1,512,111,029 — — $ 1,512,111,029
$ 1,512,111,069 — — $ 1,512,111,069
MoA Clear Passage 2040 Fund
Temporary Cash Investment $ 13 — — $ 13
Affiliated Mutual Funds $ 1,315,827,693 — — $ 1,315,827,693
$ 1,315,827,706 — — $ 1,315,827,706
MoA Clear Passage 2045 Fund
Temporary Cash Investment $ 15 — — $ 15
Affiliated Mutual Funds $ 1,361,793,413 — — $ 1,361,793,413
$ 1,361,793,428 — — $ 1,361,793,428
MoA Clear Passage 2050 Fund
Temporary Cash Investment $ 42 — — $ 42
Affiliated Mutual Funds $ 1,074,255,893 — — $ 1,074,255,893
$ 1,074,255,935 — — $ 1,074,255,935
MoA Clear Passage 2055 Fund
Temporary Cash Investment $ 2 — — $ 2
Affiliated Mutual Funds $ 642,197,041 — — $ 642,197,041
$ 642,197,043 — — $ 642,197,043
MoA Clear Passage 2060 Fund
Temporary Cash Investment $ 7 — — $ 7
Affiliated Mutual Funds $ 373,360,396 — — $ 373,360,396
$ 373,360,403 — — $ 373,360,403
MoA Clear Passage 2065 Fund
Temporary Cash Investment $ 4 — — $ 4
Affiliated Mutual Funds $ 168,107,148 — — $ 168,107,148
$ 168,107,152 — — $ 168,107,152

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025

__________________
Fund
Level 1 — Quoted
Prices
Level 2 — Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs Total
MoA Clear Passage 2070 Fund
Affiliated Mutual Funds $ 2,461,787 — — $ 2,461,787
MoA Conservative Allocation Fund
Affiliated Mutual Funds $ 147,363,305 — — $ 147,363,305
MoA Moderate Allocation Fund
Affiliated Mutual Funds $ 397,963,780 — — $ 397,963,780
MoA Aggressive Allocation Fund
Affiliated Mutual Funds $ 338,695,845 — — $ 338,695,845
MoA Intermediate Bond Fund
U.S. Government Debt — $ 492,955,971 — $ 492,955,971
U.S. Government Agency
Residential Mortgage-Backed
Obligations — $ 15,599,325 — $ 15,599,325
U.S. Government Agency Non-
Mortgage-Backed Obligations — $ 3,990,898 — $ 3,990,898
Long-Term Corporate Debt — $ 465,482,188 — $ 465,482,188
Short-Term Debt Securities — $ 11,083,351 — $ 11,083,351
Temporary Cash Investment $ 26,634 — — $ 26,634
$ 26,634 $ 989,111,733 — $ 989,138,367
MoA Core Bond Fund
U.S. Government Debt — $ 459,909,038 — $ 459,909,038
U.S. Government Agency
Residential Mortgage-Backed
Obligations — $ 764,364,807 — $ 764,364,807
U.S. Government Agency Non-
Mortgage-Backed Obligations — $ 10,848,824 — $ 10,848,824
Long-Term Corporate Debt — $ 952,427,330 — $ 952,427,330
Sovereign Debt — — $ 996,532(a) $ 996,532
Short-Term Debt Securities — $ 31,443,289 — $ 31,443,289
Temporary Cash Investment $ 466,806 — — $ 466,806
$ 466,806 $ 2,218,993,288 $ 996,532 $ 2,220,456,626
Other Financial Instruments:**
MoA Mid Cap Equity Index Fund $ (124,530) — — $ (124,530)
MoA International Fund $ (1,240) — — $ (1,240)
MoA Equity Index Fund $ 933,294 — — $ 933,294
MoA All America Fund $ 23,741 — — $ 23,741
* See Portfolios of Investments for more details on industry or country classifications, as applicable.
** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.
(a) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of
Directors of the Investment Company.

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025

__________________
Security Valuation — Investment securities are carried at fair value as follows:
The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds.
Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.
The Board has adopted valuation procedures for security valuation under which the Adviser was designated to per-
form certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for su-
pervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the
Fair Value Measurement Using Significant Unobservable
Inputs (Level 3) for the period ended September 30, 2025
Balance
December 31,
2024
Change in
Unrealized
Gains
(Losses)
Realized
Gains
(Losses)
Accrued
Discounts/
Premiums
Transfers
Into
Level 3
Transfers
Out of
Level 3
Purchases/
Payups
Sales/
Paydown
Balance
September
30, 2025 (a)
Net Change in
Unrealized
Gains/
(Losses)
of Level 3
Assets Held
as of
September 30,
2025
MoA All
America Fund
— Common
Stock ..... — — — — — — — — —(b) —
MoA Small Cap
Growth Fund
— Common
Stock ..... — — — — — — — — —(b) —
MoA Small
Cap Equity
Index Fund
— Common
Stock ..... —(c) — — — — — — — —(c) —
MoA Catholic
Values Index
Fund —
Common
Stock ..... —(d) — — — — — — — —(d) —
MoA Core
Bond Fund
— Sovereign
Debt ..... $1,284,467(e) $(8,926) $(1,384) $(1,034) — — — $(276,591) $996,532(e) $(8,926)
(a) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of
Directors of the Investment Company.
(b) Level 3 secruities , Blueprint Medicines Corp. - contingent value rights with $0 fair value.
(c) Level 3 securities, OmniAB , Inc. Cl CR3 and OmniAB , Inc. Cl CR4 - common stocks with $0 fair value.
(d)
Level 3 securities, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.
(e)
Level 3 security, Sri Lanka AID, with change in unrealized loss of $(8,926), accrued discounts of $(1,034), sales/ paydowns of $(276,591) and $996,532 fair value.

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025

nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of com-
pany specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.
Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the Valuation Committee is responsible for the fair valuation of portfolio security.
Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.
Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodolo-
gies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.
Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.
When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.
The Target Date Funds and the Conservative, Aggressive, and Moderate Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.
Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.
Futures Contracts — The MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA International Fund and
a portion of the MoA All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.
An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components
of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.
The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) rep-
resenting the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty

MoA FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)
September 30, 2025

credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of September 30, 2025, and for the nine months ended September 30, 2025:
Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with an-
other security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.
The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.
Derivatives not accounted
for as hedging instruments
Risk
Type
Locations on Statements of
Assets and Liabilities
0.0001
MoA Equity
Index Fund
0.011
MoA All
America Fund
0.017
MoA Mid Cap
Equity Index
Fund
0.019
MoA
International
Fund
Futures Contracts
Equity Total Distributable Earnings
(Loss) ..............
$ 933,294 $ 23,741 $ (124,530) $ (1,240)
Derivatives not accounted
for as hedging instruments
Risk
Type
Locations on Statements of
Operations
0.0001
MoA Equity
Index Fund
0.011
MoA All
America Fund
0.017
MoA Mid Cap
Equity Index
Fund
0.019
MoA
International
Fund
Futures Contracts
Equity Net realized gain (loss) on
Futures contracts ......
$ 3,311,438 $ 234,720 $ (369,652) $ 2,921,040
Futures Contracts
Equity Change in net unrealized
appreciation
(depreciation) of Futures
contracts .............
$ 3,132,486 $ 94,585 $ 585,820 $ 480,380